UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6178

Nuveen New York Investment Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 917-7700

Date of fiscal year end: September 30

Date of reporting period: March 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Closed-End Funds

Nuveen Investments Municipal Closed-End Funds

It's not what you earn, it's what you keep.®

Semi-Annual Report
March 31, 2012

Nuveen New York Investment Quality Municipal Fund, Inc.
NQN

Nuveen New York Select Quality Municipal Fund, Inc.
NVN

Nuveen New York Quality Income Municipal Fund, Inc.
NUN

Nuveen New York Premium Income Municipal Fund, Inc.
NNF

Nuveen New York Dividend Advantage Municipal Income Fund
NKO

Nuveen New York AMT-Free Municipal Income Fund
NRK

March

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Table of Contents

Chairman’s Letter to Shareholders	4

Portfolio Manager’s Comments	5

Fund Leverage and Other Information	10

Common Share Dividend and Price Information	12

Performance Overviews	14

Shareholder Meeting Report	20

Portfolios of Investments	22

Statement of Assets and Liabilities	57

Statement of Operations	59

Statement of Changes in Net Assets	60

Statement of Cash Flows	62

Financial Highlights	64

Notes to Financial Statements	73

Reinvest Automatically, Easily and Conveniently	84

Glossary of Terms Used in this Report	86

Additional Fund Information	91

Chairman’s
Letter to Shareholders

Dear Shareholders,

In recent months the positive atmosphere in financial markets has reflected efforts by central banks in the U.S. and Europe to provide liquidity to the financial system and keep interest rates low. At the same time, future economic growth in these countries still faces serious headwinds in the form of high energy prices, uncertainties about potential political leadership changes and increasing pressure to reduce government spending regardless of its impact on the economy. Together with the continuing political tensions in the Middle East, investors have many reasons to remain cautious.

Though progress has been painfully slow, officials in Europe have taken important steps to address critical issues. The European Central Bank has provided vital liquidity to the banking system. Similarly, officials in the Euro area finally agreed to an enhanced “firewall” of funding to deal with financial crises in member countries. These steps, in addition to the completion of another round of financing for Greece, have eased credit conditions across the continent. Several very significant challenges remain with the potential to derail the recent progress but European leaders have demonstrated political will and persistence in dealing with their problems.

In the U.S., strong corporate earnings and continued progress on job creation have contributed to a rebound in the equity market and many of the major stock market indexes are approaching their levels before the financial crisis. The Fed’s commitment to an extended period of low interest rates is promoting economic growth, which remains moderate but steady and raises concerns about the future course of long term rates once the program ends. Pre-election maneuvering has added to the highly partisan atmosphere in the Congress. The end of the Bush-era tax cuts and implementation of the spending restrictions of the Budget Control Act of 2011, both scheduled to take place at year-end, loom closer with little progress being made to deal with them.

During the last year, investors have experienced a sharp decline and a strong recovery in the equity markets. Experienced investment teams keep their eye on a longer time horizon and use their practiced investment disciplines to negotiate through market peaks and valleys to achieve long term goals for investors. Monitoring this process is an important consideration for the Fund Board as it oversees your Nuveen funds on your behalf.

As always, I encourage you to contact your financial consultant if you have any questions about your investment in a Nuveen Fund. On behalf of the other members of your Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner
Chairman of the Board
May 18, 2012

4	Nuveen Investments

Portfolio Manager’s Comments

Nuveen New York Investment Quality Municipal Fund, Inc. (NQN)
Nuveen New York Select Quality Municipal Fund, Inc. (NVN)
Nuveen New York Quality Income Municipal Fund, Inc. (NUN)
Nuveen New York Premium Income Municipal Fund, Inc. (NNF)
Nuveen New York Dividend Advantage Municipal Income Fund (NKO)
Nuveen New York AMT-Free Municipal Income Fund (NRK)

Portfolio manager Scott Romans discusses key investment strategies and the six-month performance of these Nuveen New York Funds. Scott, who joined Nuveen in 2000, assumed portfolio management responsibility for the New York Funds in January 2011.

What key strategies were used to manage these New York Funds during the six-month reporting period ended March 31, 2012?

During this reporting period, municipal bond prices generally rallied, amid strong demand and yields that continued to be relatively low. Due to their insured mandate and the continued decline in insured issuance, finding appropriate insured municipal bonds, especially new insured issues, remained a challenge for these New York Funds during the first three months of this period. Over the past few years, most municipal bond insurers had their credit ratings downgraded and only one insurer currently insures new municipal bonds. As a result, the supply of insured municipal securities decreased dramatically. In 2011, issuance of new insured paper accounted for just over 5% of total municipal issuance (compared with an historical level of 50%), down 43.5% from 2010. The combination of comparatively tight municipal supply, little insured issuance, and relatively lower yields meant fewer attractive opportunities for these Funds during the first half of this period.

In view of this situation, in October 2011, the Funds’ Board of Directors/Trustees approved changes to the Funds’ investment policy regarding insured municipal securities. Effective January 2, 2012, the Funds eliminated the policy requiring them to invest at least 80% of their managed assets in municipal securities covered by insurance. This change was designed to provide more flexibility regarding the types of securities available for investment. This does not represent a change in investment objectives; each Fund will continue to invest substantially all of its assets in a portfolio of investment-grade quality municipal securities.

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio manager as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

Nuveen Investments	5

Following the change to these Funds’ investment policy, we were very active in adding a variety of bonds to the Funds’ portfolios, including health care and lower-rated tobacco credits. During the period when there were fewer purchase opportunities due to the insured mandate, the Funds’ durations had drifted lower as bonds matured or were called from their portfolios. One of our goals during the second half of this period was to bring the Funds’ durations back into their targeted range. We were able to make progress toward this goal by purchasing zero coupon bonds, primarily Puerto Rico sales tax issues, which offered longer durations, quality in the AA range and substantial spreads. We found this to be an attractive way of increasing the Funds’ durations using uninsured bonds that were still high quality. Overall, we continued to take a bottom-up approach to discovering sectors that appeared undervalued as well as individual credits that had the potential to perform well over the long term.

Cash for new purchases during this period was generated primarily by the proceeds from called and maturing bonds. A number of bond calls and refundings provided a meaningful source of liquidity, which we worked to redeploy to keep the Funds fully invested and enhance their durations and credit and sector diversification. The Funds also sold a few selected holdings, but for the most part, selling was minimal during this period, as the bonds in our portfolios generally offered higher yields than those available in the current marketplace.

As of March 31, 2012, all six of these Funds continued to use inverse floating rate securities. We employ inverse floaters for a variety of reasons, including duration management, income enhancement, and total return enhancement.

How did the Funds perform during the six-month period ended March 31, 2012?

Individual results for the Nuveen New York Funds, as well as relevant index and peer group information, are presented in the accompanying table.

Average Annual Total Returns on Common Share Net Asset Value*

For periods ended 3/31/12

Fund	6-Month	1-Year	5-Year	10-Year
NQN	4.63%	16.12%	6.02%	6.58%
NVN	5.10%	17.29%	6.04%	6.70%
NUN	4.83%	16.17%	5.88%	6.47%
NNF	4.27%	15.91%	5.86%	6.28%
NKO	4.36%	14.66%	5.69%	6.64%
NRK	3.50%	13.10%	5.45%	N/A
Standard & Poor’s (S&P) New York Municipal Bond Index**	3.47%	11.22%	5.17%	5.44%
Standard & Poor’s (S&P) National Municipal Bond Index**	4.14%	12.56%	5.11%	5.49%
Lipper New York Municipal Debt Funds Classification Average**	6.21%	18.78%	4.94%	6.34%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the Performance Overview for your Fund in this report.

*	Six-month returns are cumulative; all other are annualized.

**	Refer to Glossary of Terms Used in this Report for definitions.

6	Nuveen Investments

Average Annual Total Returns on Common Share Net Asset Value* (continued)

	6-Month	1-Year	5-Year	10-Year
Standard & Poor’s (S&P) Insured National Municipal Bond Index**	4.33%	13.71%	5.20%	5.60%
Lipper Single-State Insured Municipal Debt Classification Funds Average**	6.26%	22.52%	5.91%	6.42%

For the six months ended March 31, 2012, the cumulative returns on common share net asset value (NAV) for all six of these New York Funds exceeded the return for the Standard & Poor’s (S&P) New York Municipal Bond Index. NQN, NVN, NUN, NNF and NKO also outperformed the Standard & Poor’s (S&P) National Municipal Bond Index, while NRK lagged this index. For the same period, the Funds underperformed the average return for the Lipper New York Municipal Debt Funds Classification. NQN, NVN, NUN, and NKO outperformed the Standard & Poor’s (S&P) Insured National Municipal Bond Index, NNF performed in line with the S&P insured national return, while NRK lagged this index. For the same period, the Funds underperformed the average return for the Lipper Single-State Insured Municipal Debt Funds Classification.

Key management factors that influenced the Funds’ returns during this period included duration and yield curve positioning, credit exposure and sector allocation. The use of regulatory leverage also was an important positive factor affecting the Funds’ performance. Leverage is discussed in more detail later in this report.

During this period, municipal bonds with longer maturities generally outperformed those with shorter maturities. Overall, credits at the longest end of the municipal yield curve posted the strongest returns, while bonds at the shortest end produced the weakest results. As previously mentioned, the durations of these Funds had shortened over the last several years as bonds matured or were called from their portfolios, and the lack of insured issuance hampered our replacing them with bonds with longer maturities. During the second half of this period, we worked to give these Funds better access to the longer segment of the yield curve. Overall, duration and yield curve positioning was the dominant factor in the Funds’ performance during these six months. Among these six Funds, NVN, NUN and NQN were the most advantageously positioned in terms of duration and yield curve exposure, with durations that were longer than the market average. With the shortest effective duration, NRK was the least advantageously positioned, which had a negative impact on its performance.

Credit exposure was also an important factor in performance during these six months, as lower-quality bonds generally outperformed higher-quality credits. This outperformance was due in part to the greater demand for lower-rated bonds as investors looked for investment vehicles offering higher yields. As with duration and yield curve positioning, bonds that matured or were called from the Funds over the past few years and not replaced due to the insured mandate caused the Funds’ credit weightings to shift toward the upper end of the quality spectrum. While we worked to add to their lower-rated allocations following the change in investment policy, the Funds’ underweightings

Nuveen Investments	7

in non-rated and sub-investment grade credits, which generally outperformed the market, detracted from their performance during this period.

Holdings and sectors that generally made positive contributions to the Funds’ returns during this period included zero coupon bonds, health care, industrial development revenue (IDR), transportation and special tax credits. Leasing and housing bonds also outpaced the general municipal market for the period. Tobacco bonds backed by the 1998 master settlement agreement also were one of the top performing sectors, as these bonds benefited from several developments in the market, including increased demand for higher-yielding investments by investors who became less risk-averse. In addition, based on recent data showing that cigarette sales have fallen less steeply than anticipated, the 46 states participating in the agreement, including New York, stand to receive increased payments from the tobacco companies.

In contrast, pre-refunded bonds, which are often backed by U.S. Treasury securities, were the poorest performing market segment during this period. The underperformance of these bonds can be attributed primarily to their shorter effective maturities and higher credit quality. All six of these Funds were overweighted in pre-refunded bonds, with NRK having the heaviest weighting as of March 31, 2012. General obligation and other tax-supported bonds as well as credits issued by the electric utilities and water and sewer sectors also lagged the performance of the general municipal market for this period.

FUND POLICY CHANGES

On October 28, 2011, the Funds’ Board of Directors/Trustees approved changes to each Fund’s investment policy regarding its investment in insured municipal securities. These changes were designed to provide the Adviser with more flexibility regarding the types of securities available for investment by each Fund.

Effective January 2, 2012, each Fund eliminated the investment policy requiring it, under normal circumstances, to invest at least 80% of its managed assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. Over the past few years, most municipal bond insurers have had their credit ratings downgraded and only one insurer is currently insuring new municipal bonds. As a result, the supply of insured municipal securities has decreased dramatically and the long-term viability of the municipal bond insurance market is uncertain. The Funds have not changed their investment objective and will continue to invest substantially all of

8	Nuveen Investments

their assets in a portfolio of investment grade quality municipal securities. Concurrent with the investment policy changes, certain Funds changed their names as follows:

–	Nuveen Insured New York Premium Income Municipal Fund, Inc. (NNF) changed to Nuveen New York Premium Income Municipal Fund, Inc. (NNF),

–	Nuveen Insured New York Dividend Advantage Municipal Fund (NKO) changed to Nuveen New York Dividend Advantage Municipal Income Fund (NKO) and

–	Nuveen Insured New York Tax Free Advantage Municipal Fund (NRK) changed to Nuveen New York AMT-Free Municipal Income Fund (NRK).

In addition, each Fund changed its non-fundamental investment policy requiring each Fund to invest in municipal securities rated at least investment grade at the time of investment. Each Fund adopted a new policy to, under normal circumstances, invest at least 80% of its managed assets in investment grade securities that, at the time of investment, are rated within the four highest grades (Baa or BBB or better) by at least one nationally recognized statistical ratings organization (“NRSRO”) or are unrated but judged to be of comparable quality by the Fund’s investment adviser. Under the new policy, each Fund may invest up to 20% of its managed assets in municipal securities that at the time of investment are rated below investment grade or are unrated but judged to be of comparable quality by the Fund’s investment adviser. No more than 10% of each Fund’s managed assets may be invested in municipal securities rated below B3/B- or that are unrated but judged to be of comparable quality by the Fund’s investment adviser.

Nuveen Investments	9

Fund Leverage and
Other Information

IMPACT OF THE FUNDS’ LEVERAGE STRATEGIES ON PERFORMANCE

One important factor impacting the returns of all these Funds relative to the comparative indexes was the Funds’ use of leverage. The Funds use leverage because their managers believe that, over time, leveraging provides opportunities for additional income and total return for common shareholders. However, use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by a Fund decline, the negative impact of these valuation changes on common share net asset value and common shareholder total return is magnified by the use of leverage. Conversely, leverage may enhance common share returns during periods when the prices of securities held by a Fund generally are rising. Leverage made a positive contribution to the performance of these Funds over this reporting period.

THE FUNDS’ REGULATORY LEVERAGE

As of March 31, 2012, the Funds have issued and outstanding MuniFund Term Preferred (MTP) Shares, Variable Rate MuniFund Term Preferred (VMTP) Shares and Variable Rate Demand Preferred (VRDP) Shares as shown in the accompanying tables.

MTP Shares

		MTP Shares Issued	Annual	NYSE
Fund	Series	at Liquidation Value	Interest Rate	Ticker
NRK	2015	$27,680,000	2.55%	NRK PrC

VMTP Shares

		VMTP Shares Issued
Fund	Series	at Liquidation Value
NNF	2014	$50,700,000

VRDP Shares

VRDP Shares Issued
Fund	at Liquidation Value
NQN	$112,300,000
NVN	$164,800,000
NUN	$161,700,000
NKO	$ 50,000,000

(Refer to Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies and Footnote 4 – Fund Shares for further details on MTP Shares, VMTP Shares and VRDP Shares.)

10	Nuveen Investments

UPDATE ON LITIGATION REGARDING THE FUNDS’ REDEMPTION OF AUCTION RATE PREFERRED SHARES

During 2011, certain funds (including NUN) were named in a consolidated complaint as nominal defendants in a putative shareholder derivative action captioned Martin Safier, et al. v. Nuveen Asset Management, et al. that was filed in the Circuit Court of Cook County, Illinois, Chancery Division (the “Cook County Chancery Court”) on February 18, 2011 (the “Complaint”). The Complaint, filed on behalf of purported holders of each fund’s common shares, also named Nuveen Fund Advisors, Inc. as a defendant, together with current and former Officers and interested Directors/Trustees of each of the funds (together with the nominal defendants, collectively, the “Defendants”). The Complaint contained allegations regarding breaches of fiduciary duties in connection with the redemption of auction rate preferred shares issued by the funds. The Defendants filed a motion to dismiss the suit and on December 16, 2011, the court granted that motion dismissing the Complaint. The plaintiffs failed to file an appeal of the court’s decision within the required time period, resulting in the final disposition of the suit.

RISK CONSIDERATIONS

Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation. Past performance is no guarantee of future results. Fund common shares are subject to a variety of risks, including:

Investment and Market Risk. An investment in common shares is subject to investment risk, including the possible loss of the entire principal amount that you invest. Your investment in common shares represents an indirect investment in the municipal securities owned by the Fund, which generally trade in the over-the-counter markets. Your common shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Price Risk. Shares of closed-end investment companies like these Funds frequently trade at a discount to their NAV. Your common shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Leverage Risk. Each Fund’s use of leverage creates the possibility of higher volatility for the Fund’s per share NAV, market price, distributions and returns. There is no assurance that a Fund’s leveraging strategy will be successful.

Tax Risk. The tax treatment of Fund distributions may be affected by new IRS interpretations of the Internal Revenue Code and future changes in tax laws and regulations.

Issuer Credit Risk. This is the risk that a security in a Fund’s portfolio will fail to make dividend or interest payments when due.

Interest Rate Risk. Fixed-income securities such as bonds, preferred, convertible and other debt securities will decline in value if market interest rates rise.

Reinvestment Risk. If market interest rates decline, income earned from a Fund’s portfolio may be reinvested at rates below that of the original bond that generated the income.

Call Risk or Prepayment Risk. Issuers may exercise their option to prepay principal earlier than scheduled, forcing a Fund to reinvest in lower-yielding securities.

Inverse Floater Risk. The Funds may invest in inverse floaters. Due to their leveraged nature, these investments can greatly increase a Fund’s exposure to interest rate risk and credit risk. In addition, investments in inverse floaters involve the risk that the Fund could lose more than its original principal investment.

Nuveen Investments	11

Common Share Dividend
and Price Information

DIVIDEND INFORMATION

The dividends of NQN, NVN, NUN, NNF, NKO and NRK remained stable throughout the six-month reporting period ended March 31, 2012.

Due to normal portfolio activity, common shareholders of the Funds received capital gains and/or net ordinary income distributions in December 2011 as follows:

		Short-Term Capital Gains
	Long-Term Capital Gains	and/or Ordinary Income
Fund	(per share)	(per share)
NQN	$0.0496	$0.0082
NVN	$0.0283	—
NUN	$0.0222	—
NNF	$0.0058	—
NKO	$0.0052	—
NRK	$0.0103	—

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund’s past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund’s NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of March 31, 2012, all of the Funds in this report had positive UNII balances, based upon our best estimate, for tax purposes and positive UNII balances for financial reporting purposes.

12	Nuveen Investments

COMMON SHARE REPURCHASES AND PRICE INFORMATION

As of March 31, 2012, and since the inception of the Funds’ repurchase programs, the Funds have cumulatively repurchased and retired their common shares as shown in the accompanying table.

	Common Shares	% of Outstanding
Fund	Repurchased and Retired	Common Shares
NQN	105,600	0.6%
NVN	118,000	0.5%
NUN	159,800	0.7%
NNF	85,700	1.0%
NKO	27,000	0.3%
NRK	6,800	0.2%

During the six-month reporting period, the Funds did not repurchase any of their outstanding common shares.

As of March 31, 2012, and during the six-month reporting period, the Funds’ share prices were trading at (-) discounts to their NAVs as shown in the accompanying table.

	3/31/12	Six-Month Average
Fund	(-)Discount	(-)Discount
NQN	(-)4.05%	(-)1.92%
NVN	(-)4.67%	(-)1.85%
NUN	(-)4.76%	(-)1.10%
NNF	(-)4.52%	(-)2.05%
NKO	(-)5.31%	(-)4.39%
NRK	(-)5.19%	(-)5.30%

Nuveen Investments	13

NQN	Nuveen New York
Performance	Investment Quality
OVERVIEW	Municipal Fund, Inc.
as of March 31, 2012

Fund Snapshot
Common Share Price	$14.94
Common Share Net Asset Value (NAV)	$15.57
Premium/(Discount) to NAV	-4.05%
Market Yield	5.54%
Taxable-Equivalent Yield2	8.24%
Net Assets Applicable to Common Shares ($000)	$273,112

Leverage
Regulatory Leverage	29.14%
Effective Leverage	36.92%

Average Annual Total Returns
(Inception 11/20/90)
	On Share Price	On NAV
6-Month (Cumulative)	7.22%	4.63%
1-Year	20.22%	16.12%
5-Year	6.75%	6.02%
10-Year	7.10%	6.58%

Portfolio Composition3
(as a % of total investments)
Tax Obligation/Limited	36.6%
Education and Civic Organizations	16.8%
Health Care	8.2%
Tax Obligation/General	7.6%
Water and Sewer	7.5%
Transportation	7.2%
Utilities	6.2%
U.S. Guaranteed	6.2%
Other	3.7%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

2
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.8%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

3	Holdings are subject to change.
4	The Fund paid shareholders a net ordinary income distribution and a capital gains distribution in December 2011 of $0.0082 and $0.0496 per share.

14	Nuveen Investments

NVN	Nuveen New York
Performance	Select Quality
OVERVIEW	Municipal Fund, Inc.
as of March 31, 2012

Fund Snapshot
Common Share Price	$15.11
Common Share Net Asset Value (NAV)	$15.85
Premium/(Discount) to NAV	-4.67%
Market Yield	5.76%
Taxable-Equivalent Yield2	8.57%
Net Assets Applicable to Common Shares ($000)	$368,089

Leverage
Regulatory Leverage	30.93%
Effective Leverage	37.19%

Average Annual Total Returns
(Inception 5/22/91)
	On Share Price	On NAV
6-Month (Cumulative)	5.47%	5.10%
1-Year	18.43%	17.29%
5-Year	6.13%	6.04%
10-Year	7.17%	6.70%

Portfolio Composition3
(as a % of total investments)
Tax Obligation/Limited	35.7%
Education and Civic Organizations	16.6%
U.S. Guaranteed	8.4%
Utilities	8.4%
Health Care	7.5%
Transportation	7.3%
Water and Sewer	6.5%
Tax Obligation/General	5.5%
Other	4.1%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

2
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.8%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

3	Holdings are subject to change.
4	The Fund paid shareholders a capital gains distribution in December 2011 of $0.0283 per share.

Nuveen Investments	15

NUN	Nuveen New York
Performance	Quality Income
OVERVIEW	Municipal Fund, Inc.
as of March 31, 2012

Fund Snapshot
Common Share Price	$14.81
Common Share Net Asset Value (NAV)	$15.55
Premium/(Discount) to NAV	-4.76%
Market Yield	5.91%
Taxable-Equivalent Yield2	8.79%
Net Assets Applicable to Common Shares ($000)	$369,814

Leverage
Regulatory Leverage	30.42%
Effective Leverage	36.92%

Average Annual Total Returns
(Inception 11/20/91)
	On Share Price	On NAV
6-Month (Cumulative)	3.13%	4.83%
1-Year	17.13%	16.17%
5-Year	6.31%	5.88%
10-Year	6.73%	6.47%

Portfolio Composition3
(as a % of total investments)
Tax Obligation/Limited	40.1%
Education and Civic Organizations	12.5%
U.S. Guaranteed	9.3%
Transportation	9.2%
Health Care	7.9%
Utilities	7.8%
Water and Sewer	7.2%
Other	6.0%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

2
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.8%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

3	Holdings are subject to change.
4	The Fund paid shareholders a capital gains distribution in December 2011 of $0.0222 per share.

16	Nuveen Investments

NNF	Nuveen New York
Performance	Premium Income
OVERVIEW	Municipal Fund, Inc.
as of March 31, 2012

Fund Snapshot
Common Share Price	$15.21
Common Share Net Asset Value (NAV)	$15.93
Premium/(Discount) to NAV	-4.52%
Market Yield	5.48%
Taxable-Equivalent Yield2	8.15%
Net Assets Applicable to Common Shares ($000)	$131,448

Leverage
Regulatory Leverage	27.83%
Effective Leverage	35.69%

Average Annual Total Returns
(Inception 12/17/92)
	On Share Price	On NAV
6-Month (Cumulative)	5.80%	4.27%
1-Year	15.76%	15.91%
5-Year	6.19%	5.86%
10-Year	6.48%	6.28%

Portfolio Composition3
(as a % of total investments)
Tax Obligation/Limited	41.9%
Education and Civic Organizations	12.6%
Transportation	10.1%
Health Care	9.8%
Water and Sewer	7.1%
U.S. Guaranteed	6.7%
Other	11.8%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

2
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.8%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

3	Holdings are subject to change.
4	The Fund paid shareholders a capital gains distribution in December 2011 of $0.0058 per share.

Nuveen Investments	17

NKO	Nuveen New York
Performance	Dividend Advantage
OVERVIEW	Municipal Income Fund
as of March 31, 2012

Fund Snapshot
Common Share Price	$14.76
Common Share Net Asset Value (NAV)	$15.59
Premium/(Discount) to NAV	-5.32%
Market Yield	5.53%
Taxable-Equivalent Yield2	8.23%
Net Assets Applicable to Common Shares ($000)	$123,748

Leverage
Regulatory Leverage	28.78%
Effective Leverage	34.20%

Average Annual Total Returns
(Inception 3/25/02)
	On Share Price	On NAV
6-Month (Cumulative)	7.17%	4.36%
1-Year	15.27%	14.66%
5-Year	4.69%	5.69%
10-Year	5.87%	6.64%

Portfolio Composition3
(as a % of total investments)
Tax Obligation/Limited	41.1%
Education and Civic Organizations	17.6%
Transportation	8.9%
Utilities	8.5%
Health Care	8.4%
U.S. Guaranteed	6.1%
Other	9.4%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

2
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.8%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

3	Holdings are subject to change.
4	The Fund paid shareholders a capital gains distribution in December 2011 of $0.0052 per share.

18	Nuveen Investments

NRK	Nuveen New York
Performance	AMT-Free Municipal
OVERVIEW	Income Fund
as of March 31, 2012

Fund Snapshot
Common Share Price	$14.40
Common Share Net Asset Value (NAV)	$15.19
Premium/(Discount) to NAV	-5.20%
Market Yield	4.88%
Taxable-Equivalent Yield2	7.26%
Net Assets Applicable to Common Shares ($000)	$53,277

Leverage
Regulatory Leverage	34.19%
Effective Leverage	37.19%

Average Annual Total Returns
(Inception 11/21/02)
	On Share Price	On NAV
6-Month (Cumulative)	6.53%	3.50%
1-Year	15.60%	13.10%
5-Year	4.64%	5.45%
Since
Inception	5.04%	5.81%

Portfolio Composition3
(as a % of total investments)
Tax Obligation/Limited	32.1%
Education and Civic Organizations	19.8%
Health Care	13.9%
U.S. Guaranteed	12.9%
Transportation	9.5%
Other	11.8%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

2
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.8%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

3	Holdings are subject to change.
4	The Fund paid shareholders a capital gains distribution in December 2011 of $0.0103 per share.

Nuveen Investments	19

NQN	Shareholder Meeting Report
NVN	The annual meeting of shareholders was held in the offices of Nuveen Investments on March 30,
NUN	2012; at this meeting the shareholders were asked to vote on the election of Board Members, the elimination of Fundamental Investment Policies and the approval of new Fundamental
Investment Policies. The meeting was subsequently adjourned to May 8, 2012.

	NQN		NVN		NUN
	Common and		Common and		Common and
	Preferred		Preferred		Preferred
	shares voting		shares voting		shares voting
	together	Preferred	together	Preferred	together	Preferred
	as a class	shares	as a class	shares	as a class	shares
To approve the elimination of the fundamental policies relating to the Fund’s ability to make loans.
For	6,381,162	923	6,365,762	1,338	8,481,411	1,307
Against	505,079	—	550,236	—	1,043,511	—
Abstain	318,302	—	287,718	—	493,535	—
Broker Non-Votes	3,300,050	—	4,528,074	—	4,720,223	—
Total	10,504,593	923	11,731,790	1,338	14,738,680	1,307
To approve the new fundamental policy relating to the Fund’s ability to make loans.
For	6,363,564	923	6,347,076	1,338	8,446,031	1,307
Against	502,257	—	551,359	—	1,064,390	—
Abstain	338,722	—	305,281	—	508,036	—
Broker Non-Votes	3,300,050	—	4,528,074	—	4,720,223	—
Total	10,504,593	923	11,731,790	1,338	14,738,680	1,307
Approval of the Board Members was reached as follows:
John P. Amboian
For	10,170,934	—	11,241,400	—	13,842,024	—
Withhold	333,659	—	490,390	—	896,656	—
Total	10,504,593	—	11,731,790	—	14,738,680	—
Robert P. Bremner
For	10,145,490	—	11,239,381	—	13,831,958	—
Withhold	359,103	—	492,409	—	906,722	—
Total	10,504,593	—	11,731,790	—	14,738,680	—
Jack B. Evans
For	10,150,581	—	11,210,751	—	13,830,148	—
Withhold	354,012	—	521,039	—	908,532	—
Total	10,504,593	—	11,731,790	—	14,738,680	—
William C. Hunter
For	—	923	—	1,338	—	1,307
Withhold	—	—	—	—	—	—
Total	—	923	—	1,338	—	1,307
David J. Kundert
For	10,140,398	—	11,184,605	—	13,821,674	—
Withhold	364,195	—	547,185	—	917,006	—
Total	10,504,593	—	11,731,790	—	14,738,680	—
William J. Schneider
For	—	923	—	1,338	—	1,307
Withhold	—	—	—	—	—	—
Total	—	923	—	1,338	—	1,307
Judith M. Stockdale
For	10,149,762	—	11,177,367	—	13,791,320	—
Withhold	354,831	—	554,423	—	947,360	—
Total	10,504,593	—	11,731,790	—	14,738,680	—
Carole E. Stone
For	10,158,194	—	11,208,928	—	13,800,790	—
Withhold	346,399	—	522,862	—	937,890	—
Total	10,504,593	—	11,731,790	—	14,738,680	—
Virginia L. Stringer
For	10,148,936	—	11,203,808	—	13,800,231	—
Withhold	355,657	—	527,982	—	938,449	—
Total	10,504,593	—	11,731,790	—	14,738,680	—
Terence J. Toth
For	10,143,784	—	11,195,686	—	13,829,058	—
Withhold	360,809	—	536,104	—	909,622	—
Total	10,504,593	—	11,731,790	—	14,738,680	—

20	Nuveen Investments

NNF
NKO
NRK

	NNF		NKO		NRK
	Common and		Common and		Common and
	Preferred		Preferred		Preferred
	shares voting		shares voting		shares voting
	together	Preferred	together	Preferred	together	Preferred
	as a class	shares	as a class	shares	as a class	shares
To approve the elimination of the fundamental policies relating to the Fund’s ability to make loans.
For	2,276,365	507	2,632,460	500	2,002,661	1,212,413
Against	205,433	—	324,412	—	172,686	77,412
Abstain	128,022	—	118,305	—	34,760	—
Broker Non-Votes	2,138,035	—	1,897,660	—	1,150,018	325,285
Total	4,747,855	507	4,972,837	500	3,360,125	1,615,110
To approve the new fundamental policy relating to the Fund’s ability to make loans.
For	2,269,094	507	2,613,235	500	2,001,961	1,212,413
Against	217,493	—	334,845	—	174,186	77,412
Abstain	123,233	—	127,097	—	33,960	—
Broker Non-Votes	2,138,035	—	1,897,660	—	1,150,018	325,285
Total	4,747,855	507	4,972,837	500	3,360,125	1,615,110
Approval of the Board Members was reached as follows:
John P. Amboian
For	4,597,723	—	—	—	—	—
Withhold	150,132	—	—	—	—	—
Total	4,747,855	—	—	—	—	—
Robert P. Bremner
For	4,598,509	—	4,716,306	—	3,218,079	—
Withhold	149,346	—	256,531	—	142,046	—
Total	4,747,855	—	4,972,837	—	3,360,125	—
Jack B. Evans
For	4,604,881	—	4,718,634	—	3,204,764	—
Withhold	142,974	—	254,203	—	155,361	—
Total	4,747,855	—	4,972,837	—	3,360,125	—
William C. Hunter
For	—	507	—	500	—	1,555,010
Withhold	—	—	—	—	—	60,100
Total	—	507	—	500	—	1,615,110
David J. Kundert
For	4,590,083	—	—	—	—	—
Withhold	157,772	—	—	—	—	—
Total	4,747,855	—	—	—	—	—
William J. Schneider
For	—	507	—	500	—	1,555,010
Withhold	—	—	—	—	—	60,100
Total	—	507	—	500	—	1,615,110
Judith M. Stockdale
For	4,596,979	—	—	—	—	—
Withhold	150,876	—	—	—	—	—
Total	4,747,855	—	—	—	—	—
Carole E. Stone
For	4,599,123	—	—	—	—	—
Withhold	148,732	—	—	—	—	—
Total	4,747,855	—	—	—	—	—
Virginia L. Stringer
For	4,606,024	—	—	—	—	—
Withhold	141,831	—	—	—	—	—
Total	4,747,855	—	—	—	—	—
Terence J. Toth
For	4,599,335	—	—	—	—	—
Withhold	148,520	—	—	—	—	—
Total	4,747,855	—	—	—	—	—

Nuveen Investments	21

Nuveen New York Investment Quality Municipal Fund, Inc.
NQN	Portfolio of Investments
March 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 2.1% (1.4% of Total Investments)
$7,720	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.125%, 6/01/42	6/16 at 100.00	BB	$5,610,819
	Education and Civic Organizations – 25.1% (16.8% of Total Investments)
1,685	Dormitory Authority of the State of New York, 853 Schools Program Insured Revenue Bonds, St. Anne Institute, Issue 2, Series 1998E, 5.000%, 7/01/18 – AMBAC Insured	7/12 at 100.00	N/R	1,690,089
3,000	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University, Series 2007A, 5.250%, 7/01/32 – NPFG Insured	7/17 at 100.00	A–	3,170,790
935	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured	No Opt. Call	BBB	1,012,876
3,500	Dormitory Authority of the State of New York, Insured Revenue Bonds, Culinary Institute of America, Series 1999, 5.000%, 7/01/22 – NPFG Insured	7/12 at 100.00	BBB	3,504,515
6,500	Dormitory Authority of the State of New York, Insured Revenue Bonds, New York Medical College, Series 1998, 5.000%, 7/01/21 – NPFG Insured	7/12 at 100.00	BBB	6,519,045
125	Dormitory Authority of the State of New York, Insured Revenue Bonds, Yeshiva University, Series 2001, 5.000%, 7/01/18 – AMBAC Insured	7/12 at 100.00	A2	125,318
3,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured	No Opt. Call	Aa2	3,177,510
1,730	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured	7/15 at 100.00	Aa2	1,883,762
2,080	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2006A, 5.000%, 7/01/31 – NPFG Insured	7/16 at 100.00	Aa2	2,201,763
550	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A, 5.000%, 7/01/37 – FGIC Insured	7/17 at 100.00	BBB	568,024
1,150	Dormitory Authority of the State of New York, Revenue Bonds, Canisius College, Series 2005, 5.000%, 7/01/21 – NPFG Insured	7/15 at 100.00	Baa2	1,193,930
1,980	Dormitory Authority of the State of New York, Revenue Bonds, Convent of the Sacred Heart, Series 2011, 5.750%, 11/01/40 – AGM Insured	5/21 at 100.00	AA–	2,288,246
740	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2007, 5.000%, 7/01/32 – AMBAC Insured	7/17 at 100.00	AA–	804,454
2,400	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2009A, 5.250%, 7/01/34	7/19 at 100.00	AA–	2,698,728
3,000	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2009B, 5.000%, 7/01/39	7/19 at 100.00	AA–	3,252,870
1,200	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell University, Series 2008C, 5.000%, 7/01/37	7/20 at 100.00	Aa1	1,329,348
	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell University, Series 2010A:
5,000	5.000%, 7/01/35	7/20 at 100.00	Aa1	5,607,550
5,000	5.000%, 7/01/40	7/20 at 100.00	Aa1	5,535,200
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of Technology, Series 2006A:
575	5.250%, 7/01/20 – AMBAC Insured	No Opt. Call	A1	695,813
460	5.250%, 7/01/21 – AMBAC Insured	No Opt. Call	A1	560,082
4,500	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds, Upstate Community Colleges, Series 2005A, 5.000%, 7/01/19 – FGIC Insured	7/15 at 100.00	AA–	4,992,795
2,390	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006, 5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	BB+	2,256,208
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006:
890	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	BBB–	914,617
6,080	5.000%, 3/01/36 – NPFG Insured	9/16 at 100.00	BBB	6,194,304
3,685	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB–	3,531,151
2,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of Natural History, Series 2004A, 5.000%, 7/01/36 – NPFG Insured	7/14 at 100.00	AA	2,061,060

22	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$800	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010A, 5.125%, 9/01/40	9/20 at 100.00	A–	$854,040
64,955	Total Education and Civic Organizations			68,624,088
	Health Care – 12.3% (8.2% of Total Investments)
590	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, Hospital for Special Surgery, Series 2009, 6.250%, 8/15/34	8/19 at 100.00	AA+	717,523
1,715	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – AGM Insured	8/17 at 100.00	AA–	1,848,959
2,575	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured	2/15 at 100.00	BBB	2,795,446
3,535	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured	2/15 at 100.00	BBB	3,908,190
1,325	Dormitory Authority of the State of New York, Revenue Bonds, Health Quest System Inc., Series 2007B, 5.250%, 7/01/27 – AGC Insured	7/17 at 100.00	AA–	1,416,597
1,910	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured	8/14 at 100.00	AA–	2,069,466
1,805	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Health System Obligated Group, Series 1998, 5.000%, 11/01/23 – NPFG Insured	5/12 at 100.00	A3	1,806,552
1,585	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian Hospital Project, Series 2007, 5.000%, 8/15/36 – AGM Insured	8/14 at 100.00	AA–	1,627,922
8,525	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University Health System Obligated Group, Series 2001B, 5.250%, 7/01/26 – AMBAC Insured	7/12 at 100.00	Baa1	8,544,778
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series 2003A:
3,150	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	Aa3	3,255,179
2,100	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	Aa3	2,181,018
2,225	Suffolk County Economic Development Corp / Nassau County Local Economic Assistance & Financing Corp., New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group	7/21 at 100.00	A–	2,414,348
	Project, Series 2011, 5.000%, 7/01/28
935	Westchester County Health Care Corporation, New York, Senior Lien Revenue Bonds, Series 2010-C2, 6.125%, 11/01/37	11/20 at 100.00	A3	1,058,177
31,975	Total Health Care			33,644,155
	Housing/Multifamily – 3.5% (2.3% of Total Investments)
	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds, Series 2005A:
1,230	5.000%, 7/01/14 – FGIC Insured	No Opt. Call	AA–	1,339,163
1,230	5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	AA–	1,370,294
5,740	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds, Series 2005A, 5.000%, 7/01/25 – NPFG Insured (UB)	7/15 at 100.00	AA–	6,069,246
450	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2009B, 4.500%, 11/01/29	5/19 at 100.00	Aa2	464,031
	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project, Series 1996A:
75	6.100%, 11/01/15 – AGM Insured	5/12 at 100.00	AA–	75,342
130	6.125%, 11/01/20 – AGM Insured	5/12 at 100.00	AA–	130,274
8,855	Total Housing/Multifamily			9,448,350
	Tax Obligation/General – 11.4% (7.6% of Total Investments)
3,000	Dormitory Authority of the State of New York, School Districts Revenue Bond Financing Program, Peekskill City School District, Series 2005D, 5.000%, 10/01/33 – NPFG Insured	10/15 at 100.00	Aa3	3,203,550
1,200	Erie County, New York, General Obligation Bonds, Series 2003A, 5.250%, 3/15/16 – NPFG Insured	3/13 at 100.00	A2	1,250,628
635	Erie County, New York, General Obligation Bonds, Series 2004B, 5.250%, 4/01/13 – NPFG Insured	No Opt. Call	A2	661,327

Nuveen Investments	23

Nuveen New York Investment Quality Municipal Fund, Inc. (continued)
NQN	Portfolio of Investments
March 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$400	New York City, New York, General Obligation Bonds, Fiscal 2009 Series E, 5.000%, 8/01/28	8/19 at 100.00	AA	$447,700
3,000	New York City, New York, General Obligation Bonds, Fiscal 2010 Series C, 5.000%, 8/01/23	8/19 at 100.00	AA	3,471,450
2,300	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 – FGIC Insured	3/15 at 100.00	AA	2,564,891
	New York City, New York, General Obligation Bonds, Series 2004E:
3,000	5.000%, 11/01/19 – AGM Insured (UB)	11/14 at 100.00	AA	3,314,910
2,300	5.000%, 11/01/20 – AGM Insured (UB)	11/14 at 100.00	AA	2,541,431
	Pavilion Central School District, Genesee County, New York, General Obligation Bonds, Series 2005:
1,650	5.000%, 6/15/16 – AGM Insured	6/15 at 100.00	AA–	1,830,741
1,815	5.000%, 6/15/18 – AGM Insured	6/15 at 100.00	AA–	2,039,280
1,145	Three Village Central School District, Brookhaven and Smithtown, Suffolk County, New York, General Obligation Bonds, Series 2005, 5.000%, 6/01/18 – FGIC Insured	No Opt. Call	Aa2	1,371,847
1,620	West Islip Union Free School District, Suffolk County, New York, General Obligation Bonds, Series 2005, 5.000%, 10/01/16 – AGM Insured	10/15 at 100.00	Aa3	1,845,212
6,110	Yonkers, New York, General Obligation Bonds, Series 2005A, 5.000%, 8/01/16 – NPFG Insured	8/15 at 100.00	BBB+	6,659,900
28,175	Total Tax Obligation/General			31,202,867
	Tax Obligation/Limited – 54.9% (36.6% of Total Investments)
1,575	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series 2005A, 5.250%, 7/01/24 – CIFG Insured	7/15 at 100.00	AA–	1,771,686
1,220	Dormitory Authority of the State of New York, Insured Revenue Bonds, 853 Schools Program – Anderson School, Series 1999E, Issue 2, 5.750%, 7/01/19 – AMBAC Insured	7/12 at 100.00	N/R	1,224,465
2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Special Act School District Program, Series 1999, 5.750%, 7/01/19 – NPFG Insured	7/12 at 100.00	BBB	2,007,160
1,500	Dormitory Authority of the State of New York, Lease Revenue Bonds, Wayne-Finger Lakes Board of Cooperative Education Services, Series 2004, 5.000%, 8/15/23 – AGM Insured	8/14 at 100.00	AA–	1,634,820
2,410	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series 2004-2, 5.000%, 7/01/20 – FGIC Insured	7/14 at 100.00	AA–	2,602,535
	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements, Series 2005D-1:
2,120	5.000%, 2/15/15 – FGIC Insured	No Opt. Call	AA–	2,366,768
1,200	5.000%, 8/15/23 – FGIC Insured	2/15 at 100.00	AA–	1,326,132
4,600	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2002D, 5.250%, 10/01/23 – NPFG Insured	10/12 at 100.00	A+	4,702,074
375	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 – AGM Insured	3/15 at 100.00	AAA	418,024
2,400	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District Project, Series 2009A, 5.000%, 5/01/31	No Opt. Call	AA–	2,593,632
1,290	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District, Series 2004, 5.750%, 5/01/26 – AGM Insured (UB)	5/14 at 100.00	AA–	1,401,198
5,630	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District, Series 2007A, 5.750%, 5/01/28 – AGM Insured (UB)	5/17 at 100.00	AA–	6,558,612
1,780	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District, Series 2008A, 5.750%, 5/01/27 – AGM Insured (UB)	5/18 at 100.00	AA–	2,017,363
5,400	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.750%, 2/15/47	No Opt. Call	A	6,050,592
10,735	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47 – FGIC Insured	2/17 at 100.00	A	10,988,344
6,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A, 5.250%, 11/15/25 – AGM Insured	11/12 at 100.00	AA	6,145,140
2,760	Metropolitan Transportation Authority, New York, State Service Contract Bonds, Series 2002B, 5.500%, 7/01/18 – NPFG Insured	7/12 at 100.00	AA–	2,791,850
4,500	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A, 5.750%, 7/01/18 – AGM Insured (UB)	No Opt. Call	AA–	5,536,125

24	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A:
$1,250	5.500%, 1/01/19 – NPFG Insured	7/12 at 100.00	AA–	$1,264,100
2,000	5.500%, 1/01/20 – NPFG Insured	7/12 at 100.00	AA–	2,022,560
2,000	5.000%, 7/01/25 – FGIC Insured	7/12 at 100.00	AA–	2,018,500
4,095	5.000%, 7/01/30 – AMBAC Insured	7/12 at 100.00	AA–	4,132,592
4,820	Nassau County Interim Finance Authority, New York, Sales and Use Tax Revenue Bonds, Series 2004H, 5.250%, 11/15/13 – AMBAC Insured	No Opt. Call	AAA	5,206,853
	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds, Series 2003A:
2,115	5.000%, 11/15/18 – AMBAC Insured	11/13 at 100.00	AAA	2,263,283
1,305	4.750%, 11/15/21 – AMBAC Insured	11/13 at 100.00	AAA	1,386,184
1,305	4.750%, 11/15/22 – AMBAC Insured	11/13 at 100.00	AAA	1,384,657
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local Government Assistance Corporation, Series 2004A:
2,200	5.000%, 10/15/25 – NPFG Insured (UB)	10/14 at 100.00	AAA	2,406,624
1,600	5.000%, 10/15/26 – NPFG Insured (UB)	10/14 at 100.00	AAA	1,747,744
6,640	5.000%, 10/15/29 – AMBAC Insured (UB)	10/14 at 100.00	AAA	7,244,705
1,500	5.000%, 10/15/32 – AMBAC Insured (UB)	10/14 at 100.00	AAA	1,630,710
35	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003E, 5.250%, 2/01/22 – NPFG Insured	2/13 at 100.00	AAA	36,321
5	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2004C, 5.000%, 2/01/19 – SYNCORA GTY Insured	2/14 at 100.00	AAA	5,386
	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A:
3,785	5.750%, 4/01/33 – AGM Insured	4/21 at 100.00	AA+	4,410,774
1,000	5.750%, 4/01/41	4/21 at 100.00	AA–	1,151,210
	New York Convention Center Development Corporation, New York, Hotel Fee Revenue Bonds, Tender Option Bonds Trust 3095:
700	13.102%, 11/15/30 – AMBAC Insured (IF)	11/15 at 100.00	AA+	827,344
3,195	13.089%, 11/15/44 – AMBAC Insured (IF)	11/15 at 100.00	AA+	3,628,562
3,000	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1993E, 5.250%, 4/01/16 – AGM Insured (UB)	No Opt. Call	AAA	3,418,920
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B:
7,350	5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AA	9,230,057
1,500	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AA	1,700,745
1,750	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2004A, 5.000%, 3/15/24 – AMBAC Insured	9/14 at 100.00	AAA	1,911,280
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1:
6,300	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	6,635,853
1,000	5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AA–	1,053,550
4,500	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	4,738,275
1,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2005B, 5.000%, 3/15/30 – AGM Insured	3/15 at 100.00	AAA	1,082,960
1,000	Niagara Falls City School District, Niagara County, New York, Certificates of Participation, High School Facility, Series 2005, 5.000%, 6/15/28 – AGM Insured	6/15 at 100.00	AA–	1,044,630
2,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 5.000%, 8/01/40 – AGM Insured	2/20 at 100.00	AA–	2,084,760
295	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010C, 5.125%, 8/01/42 – AGM Insured	8/20 at 100.00	AA–	309,039
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
7,450	0.000%, 8/01/45 – NPFG Insured	No Opt. Call	Aa2	1,139,701
54,600	0.000%, 8/01/46 – NPFG Insured	No Opt. Call	Aa2	7,844,928
11,645	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	Aa2	1,568,349
1,210	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Hampton Bays Public Library, Series 1999A, 6.000%, 10/01/19 – NPFG Insured	10/12 at 100.00	Baa2	1,225,996
201,645	Total Tax Obligation/Limited			149,893,672

Nuveen Investments	25

Nuveen New York Investment Quality Municipal Fund, Inc. (continued)
NQN	Portfolio of Investments
March 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Transportation – 10.7% (7.2% of Total Investments)
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005A:
$700	4.750%, 11/15/27 – NPFG Insured	11/15 at 100.00	AAA	$770,714
3,000	4.750%, 11/15/30 – AMBAC Insured	11/15 at 100.00	A	3,098,100
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002A, 5.500%, 11/15/19 – AMBAC Insured	11/12 at 100.00	A	2,059,460
1,655	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.000%, 11/15/44	11/21 at 100.00	A+	1,755,492
710	New York State Thruway Authority, General Revenue Bonds, Refunding Series 2007H, 5.000%, 1/01/25 – FGIC Insured	1/18 at 100.00	A+	798,658
	New York State Thruway Authority, General Revenue Bonds, Series 2005F:
1,955	5.000%, 1/01/20 – AMBAC Insured	1/15 at 100.00	A+	2,158,613
5,360	5.000%, 1/01/30 – AMBAC Insured	1/15 at 100.00	A+	5,798,180
1,500	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 – AGM Insured (UB)	7/15 at 100.00	AA–	1,651,695
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005:
2,080	5.000%, 12/01/19 – AGM Insured	6/15 at 101.00	Aa2	2,358,491
2,625	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	2,801,846
1,475	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	1,563,338
870	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 17.142%, 8/15/32 – AGM Insured (IF)	8/17 at 100.00	Aa2	1,143,946
	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding Bonds, Series 2002E:
780	5.500%, 11/15/20 – NPFG Insured	No Opt. Call	Aa3	983,564
2,300	5.250%, 11/15/22 – NPFG Insured	11/12 at 100.00	Aa3	2,366,286
27,010	Total Transportation			29,308,383
	U.S. Guaranteed – 9.3% (6.2% of Total Investments) (4)
600	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk County Issue, Series 1986, 7.375%, 7/01/16 – BIGI Insured (ETM)	No Opt. Call	Aaa	686,622
6,000	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer Center, Series 2003-1, 5.000%, 7/01/21 (Pre-refunded 7/01/13) – NPFG Insured	7/13 at 100.00	Aa2 (4)	6,353,520
945	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1997B, 5.000%, 7/01/20 – AMBAC Insured (ETM)	7/12 at 100.00	N/R (4)	987,100
5,090	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1998A, 5.000%, 4/01/23 (Pre-refunded 10/01/15) – FGIC Insured	10/15 at 100.00	AA+ (4)	5,868,974
1,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A, 5.000%, 4/01/29 (Pre-refunded 10/01/14) – AGM Insured	10/14 at 100.00	AA+ (4)	1,115,640
1,000	Monroe County, New York, General Obligation Public Improvement Bonds, Series 2002, 5.000%, 3/01/16 (Pre-refunded 5/03/12) – FGIC Insured	5/12 at 100.00	A3 (4)	1,004,440
1,435	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003C, 5.250%, 8/01/20 (Pre-refunded 8/01/12) – AMBAC Insured	8/12 at 100.00	AAA	1,459,539
1,625	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003E, 5.250%, 2/01/22 (Pre-refunded 2/01/13) – NPFG Insured	2/13 at 100.00	Aaa	1,693,543
1,995	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2004C, 5.000%, 2/01/19 (Pre-refunded 2/01/14) – SYNCORA GTY Insured	2/14 at 100.00	AAA	2,164,555
3,910	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds, Fiscal Series 2003D, 5.000%, 2/01/22 (Pre-refunded 2/01/13) – NPFG Insured	2/13 at 100.00	Aaa	4,066,752
23,600	Total U.S. Guaranteed			25,400,685
	Utilities – 9.3% (6.2% of Total Investments)
2,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A, 5.000%, 9/01/27 – AGM Insured	9/12 at 100.00	AA–	2,507,400
2,620	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003C, 5.000%, 9/01/16 – CIFG Insured	9/13 at 100.00	A	2,753,279

26	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
$4,540	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	$4,954,774
6,160	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A	6,633,704
3,000	5.000%, 12/01/26 – AGC Insured	6/16 at 100.00	AA+	3,358,350
625	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B, 5.000%, 12/01/35 – CIFG Insured	6/16 at 100.00	A	647,656
3,310	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2008A, 5.500%, 5/01/33 – BHAC Insured	5/19 at 100.00	AA+	3,765,555
760	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%, 11/15/19 – FGIC Insured	11/15 at 100.00	Aa2	868,976
23,515	Total Utilities			25,489,694
	Water and Sewer – 11.2% (7.5% of Total Investments)
3,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2010 Series 2009BB, 5.000%, 6/15/27	6/19 at 100.00	AA+	3,401,790
5,330	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2012 Series BB, 5.000%, 6/15/44	12/21 at 100.00	AA+	5,788,540
2,575	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Series 2006B, 5.000%, 6/15/36 – NPFG Insured (UB)	6/16 at 100.00	AAA	2,794,158
3,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2004C, 5.000%, 6/15/35 – AMBAC Insured	6/14 at 100.00	AAA	3,217,680
5,030	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2005C, 5.000%, 6/15/27 – NPFG Insured (UB)	6/15 at 100.00	AAA	5,572,486
3,845	New York State Environmental Facilities Corporation, Revenue Bonds, State Revolving Funds Master Financing, Series 2010C, 5.000%, 10/15/35	4/20 at 100.00	AAA	4,250,417
5,200	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%, 6/01/28 – NPFG Insured (UB)	6/15 at 100.00	AAA	5,499,884
27,980	Total Water and Sewer			30,524,955
$445,430	Total Investments (cost $386,788,937) – 149.8%			409,147,668
	Floating Rate Obligations – (13.6)%			(37,145,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (41.1)% (5)			(112,300,000)
	Other Assets Less Liabilities – 4.9%			13,409,669
	Net Assets Applicable to Common Shares – 100%			$273,112,337

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 27.4%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	27

Nuveen New York Select Quality Municipal Fund, Inc.
NVN	Portfolio of Investments
March 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 2.1% (1.4% of Total Investments)
$10,720	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.125%, 6/01/42	6/16 at 100.00	BB	$7,791,189
	Education and Civic Organizations – 24.6% (16.6% of Total Investments)
2,500	Dormitory Authority of the State of New York, General Revenue Bonds, New York University, Series 2001-1, 5.500%, 7/01/40 – AMBAC Insured	No Opt. Call	AA–	3,221,325
3,000	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University, Series 2007A, 5.250%, 7/01/32 – NPFG Insured	7/17 at 100.00	A–	3,170,790
1,235	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured	No Opt. Call	BBB	1,337,863
695	Dormitory Authority of the State of New York, Insured Revenue Bonds, Fordham University, Series 2002, 5.000%, 7/01/18 – FGIC Insured	7/12 at 100.00	A2	700,421
135	Dormitory Authority of the State of New York, Insured Revenue Bonds, Yeshiva University, Series 2001, 5.000%, 7/01/19 – AMBAC Insured	7/12 at 100.00	A2	135,317
2,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured	No Opt. Call	Aa2	2,118,340
1,835	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured	7/15 at 100.00	Aa2	1,998,095
2,790	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2006A, 5.000%, 7/01/31 – NPFG Insured	7/16 at 100.00	Aa2	2,953,327
6,215	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2009A, 5.000%, 7/01/39	7/19 at 100.00	Aa2	6,714,251
735	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A, 5.000%, 7/01/37 – FGIC Insured	7/17 at 100.00	BBB	759,086
	Dormitory Authority of the State of New York, Revenue Bonds, Canisius College, Series 2000:
1,000	5.100%, 7/01/20 – NPFG Insured	7/12 at 100.00	BBB	1,004,700
2,875	5.250%, 7/01/30 – NPFG Insured	7/12 at 100.00	BBB	2,881,181
	Dormitory Authority of the State of New York, Revenue Bonds, Convent of the Sacred Heart, Series 2011:
1,000	5.625%, 11/01/35 – AGM Insured	5/21 at 100.00	AA–	1,148,610
1,020	5.750%, 11/01/40 – AGM Insured	5/21 at 100.00	AA–	1,178,794
995	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2007, 5.000%, 7/01/32 – AMBAC Insured	7/17 at 100.00	AA–	1,081,665
	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2009A:
3,300	5.250%, 7/01/34	7/19 at 100.00	AA–	3,710,751
3,890	5.000%, 7/01/39	7/19 at 100.00	AA–	4,217,888
3,750	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2009B, 5.000%, 7/01/39	7/19 at 100.00	AA–	4,066,088
1,600	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell University, Series 2008C, 5.000%, 7/01/37	7/20 at 100.00	Aa1	1,772,464
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of Technology, Series 2006A:
775	5.250%, 7/01/20 – AMBAC Insured	No Opt. Call	A1	937,835
620	5.250%, 7/01/21 – AMBAC Insured	No Opt. Call	A1	754,893
3,545	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Colgate University, Tender Option Bond Trust 3127, 13.077%, 1/01/14 – AMBAC Insured (IF)	No Opt. Call	AA+	3,967,883
7,250	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Horace Mann School, Series 1998, 5.000%, 7/01/28 – NPFG Insured	7/12 at 100.00	BBB	7,272,765
800	New York City Industrial Development Agency, New York, Payment in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project, Series 2009, 6.375%, 1/01/39 – AGC Insured	1/19 at 100.00	AA–	892,608
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
2,000	5.000%, 1/01/36 – AMBAC Insured	1/17 at 100.00	BB+	1,927,160
3,200	5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	BB+	3,020,864

28	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$1,905	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	3/19 at 100.00	AA–	$2,226,697
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006:
1,195	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	BBB–	1,228,054
9,735	5.000%, 3/01/36 – NPFG Insured	9/16 at 100.00	BBB	9,918,018
5,830	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB–	5,586,598
2,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of Natural History, Series 2004A, 5.000%, 7/01/36 – NPFG Insured	7/14 at 100.00	AA	2,061,060
2,400	New York City Trust for Cultural Resources, New York, Revenue Bonds, Whitney Museum of American Art, Series 2011, 5.000%, 7/01/31	1/21 at 100.00	A	2,591,256
1,000	Onongada County Trust For Cultural Resources, New York, Revenue Bonds, Syracuse University Project, Series 2011, 5.000%, 12/01/36	12/21 at 100.00	Aa3	1,111,260
1,390	Tompkins County Development Corporation, New York, Revenue Bonds, Ithaca College, Series 2011, 5.500%, 7/01/33 – AGM Insured	1/21 at 100.00	Aa3	1,561,707
1,100	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010A, 5.125%, 9/01/40	9/20 at 100.00	A–	1,174,305
85,315	Total Education and Civic Organizations			90,403,919
	Financials – 1.2% (0.8% of Total Investments)
4,000	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35	No Opt. Call	A1	4,355,960
	Health Care – 11.0% (7.5% of Total Investments)
2,660	Albany Capital Resource Corporation, New York, St. Peter’s Hospital Project, Series 2011, 6.125%, 11/15/30	11/20 at 100.00	BBB+	2,993,325
810	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, Hospital for Special Surgery, Series 2009, 6.250%, 8/15/34	8/19 at 100.00	AA+	985,073
2,295	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – AGM Insured	8/17 at 100.00	AA–	2,474,262
2,655	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured	2/15 at 100.00	BBB	2,882,295
1,000	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured	2/15 at 100.00	BBB	1,105,570
	Dormitory Authority of the State of New York, Revenue Bonds, Health Quest System Inc., Series 2007B:
1,000	5.250%, 7/01/27 – AGC Insured	7/17 at 100.00	AA–	1,069,130
825	5.125%, 7/01/37 – AGC Insured	7/17 at 100.00	AA–	865,145
2,645	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured	8/14 at 100.00	AA–	2,865,831
2,120	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian Hospital Project, Series 2007, 5.000%, 8/15/36 – AGM Insured	8/14 at 100.00	AA–	2,177,410
12,020	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University Health System Obligated Group, Series 2001A, 5.250%, 7/01/26 – AMBAC Insured	7/12 at 100.00	Baa1	12,047,886
2,025	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University Health System Obligated Group, Series 2001B, 5.250%, 7/01/31 – AMBAC Insured	7/12 at 100.00	Baa1	2,028,929
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series 2003A:
2,800	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	Aa3	2,893,492
3,065	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	Aa3	3,183,248
1,505	Suffolk County Economic Development Corp / Nassau County Local Economic Assistance & Financing Corp., New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2011, 5.000%, 7/01/28	7/21 at 100.00	A–	1,633,076
1,320	Westchester County Health Care Corporation, New York, Senior Lien Revenue Bonds, Series 2010-C2, 6.125%, 11/01/37	11/20 at 100.00	A3	1,493,897
38,745	Total Health Care			40,698,569

Nuveen Investments	29

Nuveen New York Select Quality Municipal Fund, Inc. (continued)
NVN	Portfolio of Investments
March 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Multifamily – 2.8% (1.9% of Total Investments)
	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds, Series 2005A:
$1,470	5.000%, 7/01/14 – FGIC Insured	No Opt. Call	AA–	$1,600,463
1,470	5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	AA–	1,637,668
5,445	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds, Series 2005A, 5.000%, 7/01/25 – NPFG Insured (UB)	7/15 at 100.00	AA–	5,757,325
919	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Pass-Through Certificates, Series 1991C, 6.500%, 2/20/19 – AMBAC Insured	4/12 at 105.00	N/R	968,780
	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project, Series 1996A:
40	6.100%, 11/01/15 – AGM Insured	5/12 at 100.00	AA–	40,182
170	6.125%, 11/01/20 – AGM Insured	5/12 at 100.00	AA–	170,359
9,514	Total Housing/Multifamily			10,174,777
	Tax Obligation/General – 8.1% (5.5% of Total Investments)
1,500	Erie County, New York, General Obligation Bonds, Series 2003A, 5.250%, 3/15/16 – NPFG Insured	3/13 at 100.00	A2	1,563,285
745	Erie County, New York, General Obligation Bonds, Series 2004B, 5.250%, 4/01/13 – NPFG Insured	No Opt. Call	A2	775,888
2,000	Erie County, New York, General Obligation Bonds, Series 2005A, 5.000%, 12/01/18 – NPFG Insured	12/15 at 100.00	A2	2,201,660
600	New York City, New York, General Obligation Bonds, Fiscal 2009 Series E, 5.000%, 8/01/28	8/19 at 100.00	AA	671,550
	New York City, New York, General Obligation Bonds, Fiscal Series 1998H:
85	5.125%, 8/01/25 – NPFG Insured	8/12 at 100.00	AA	85,300
70	5.375%, 8/01/27 – NPFG Insured	8/12 at 100.00	AA	70,270
2,900	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 – FGIC Insured	3/15 at 100.00	AA	3,233,993
	New York City, New York, General Obligation Bonds, Series 2004E:
3,250	5.000%, 11/01/19 – AGM Insured (UB)	11/14 at 100.00	AA	3,591,153
1,650	5.000%, 11/01/20 – AGM Insured (UB)	11/14 at 100.00	AA	1,823,201
	Rensselaer County, New York, General Obligation Bonds, Series 1991:
960	6.700%, 2/15/16 – AMBAC Insured	No Opt. Call	AA–	1,157,050
960	6.700%, 2/15/17 – AMBAC Insured	No Opt. Call	AA–	1,196,371
960	6.700%, 2/15/18 – AMBAC Insured	No Opt. Call	AA–	1,224,067
960	6.700%, 2/15/19 – AMBAC Insured	No Opt. Call	AA–	1,257,014
960	6.700%, 2/15/20 – AMBAC Insured	No Opt. Call	AA–	1,281,926
747	6.700%, 2/15/21 – AMBAC Insured	No Opt. Call	AA–	1,013,769
	Rochester, New York, General Obligation Bonds, Series 1999:
735	5.250%, 10/01/20 – NPFG Insured	No Opt. Call	Aa3	900,316
735	5.250%, 10/01/21 – NPFG Insured	No Opt. Call	Aa3	906,564
730	5.250%, 10/01/22 – NPFG Insured	No Opt. Call	Aa3	900,601
730	5.250%, 10/01/23 – NPFG Insured	No Opt. Call	Aa3	890,775
730	5.250%, 10/01/24 – NPFG Insured	No Opt. Call	Aa3	896,761
730	5.250%, 10/01/25 – NPFG Insured	No Opt. Call	Aa3	903,003
725	5.250%, 10/01/26 – NPFG Insured	No Opt. Call	Aa3	900,479
2,190	Yonkers, New York, General Obligation Bonds, Series 2005B, 5.000%, 8/01/19 – NPFG Insured	8/15 at 100.00	BBB+	2,327,620
25,652	Total Tax Obligation/General			29,772,616
	Tax Obligation/Limited – 52.7% (35.7% of Total Investments)
7,145	Dormitory Authority of the State of New York, Insured Revenue Bonds, Special Act School District Program, Series 1999, 5.750%, 7/01/19 – NPFG Insured	7/12 at 100.00	BBB	7,170,579
3,610	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series 2004-2, 5.000%, 7/01/20 – FGIC Insured	7/14 at 100.00	AA–	3,898,403
	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements, Series 2005D-1:
670	5.000%, 2/15/15 – FGIC Insured	No Opt. Call	AA–	747,988
1,715	5.000%, 8/15/23 – FGIC Insured	2/15 at 100.00	AA–	1,895,264
7,925	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2002D, 5.250%, 10/01/23 – NPFG Insured	10/12 at 100.00	A+	8,100,856
1,090	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 – AGM Insured	3/15 at 100.00	AAA	1,215,056

30	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,700	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District, Series 2004, 5.750%, 5/01/26 – AGM Insured (UB)	5/14 at 100.00	AA–	$1,846,540
7,545	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District, Series 2007A, 5.750%, 5/01/28 – AGM Insured (UB)	5/17 at 100.00	AA–	8,789,472
2,390	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District Project, Series 2008A, 5.750%, 5/01/28 – AGM Insured (UB)	5/18 at 100.00	AA–	2,705,480
3,300	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District Project, Series 2009A, 5.000%, 5/01/31	No Opt. Call	AA–	3,566,244
5,400	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.750%, 2/15/47	No Opt. Call	A	6,050,592
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A:
14,405	5.000%, 2/15/47 – FGIC Insured	2/17 at 100.00	A	14,744,948
2,100	5.000%, 2/15/47 – AGM Insured	2/17 at 100.00	AA–	2,162,538
7,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A, 5.250%, 11/15/25 – AGM Insured	11/12 at 100.00	AA	7,681,425
4,600	Metropolitan Transportation Authority, New York, State Service Contract Bonds, Series 2002B, 5.500%, 7/01/18 – NPFG Insured	7/12 at 100.00	AA–	4,653,084
2,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bond, Series 2002A, 5.750%, 7/01/18 – AGM Insured (UB)	No Opt. Call	AA–	2,460,500
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A:
3,000	5.500%, 1/01/19 – NPFG Insured	7/12 at 100.00	AA–	3,033,840
5,000	5.500%, 1/01/20 – NPFG Insured	7/12 at 100.00	AA–	5,056,400
2,375	5.000%, 7/01/25 – FGIC Insured	7/12 at 100.00	AA–	2,396,969
4,050	5.000%, 7/01/30 – AMBAC Insured	7/12 at 100.00	AA–	4,087,179
	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds, Series 2003A:
4,000	5.000%, 11/15/18 – AMBAC Insured	11/13 at 100.00	AAA	4,280,440
1,560	4.750%, 11/15/21 – AMBAC Insured	11/13 at 100.00	AAA	1,657,048
1,560	4.750%, 11/15/22 – AMBAC Insured	11/13 at 100.00	AAA	1,655,222
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local Government Assistance Corporation, Series 2004A:
3,640	5.000%, 10/15/25 – NPFG Insured (UB)	10/14 at 100.00	AAA	3,981,869
1,960	5.000%, 10/15/26 – NPFG Insured (UB)	10/14 at 100.00	AAA	2,140,986
5,420	5.000%, 10/15/29 – AMBAC Insured (UB)	10/14 at 100.00	AAA	5,913,599
1,205	5.000%, 10/15/32 – AMBAC Insured	10/14 at 100.00	AAA	1,310,004
1,500	5.000%, 10/15/32 – AMBAC Insured (UB)	10/14 at 100.00	AAA	1,630,710
5,600	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured	1/17 at 100.00	AA–	6,076,616
60	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003E, 5.250%, 2/01/22 – NPFG Insured	2/13 at 100.00	AAA	62,265
3,800	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2007B, 5.000%, 11/01/30	5/17 at 100.00	AAA	4,333,824
4,000	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds, Subordinate Lien Series 2011C, 5.500%, 11/01/35	11/20 at 100.00	AAA	4,687,440
1,660	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A, 5.750%, 4/01/33 – AGM Insured	4/21 at 100.00	AA+	1,934,448
	New York Convention Center Development Corporation, New York, Hotel Fee Revenue Bonds, Tender Option Bonds Trust 3095:
835	13.102%, 11/15/30 – AMBAC Insured (IF)	11/15 at 100.00	AA+	986,903
3,955	13.089%, 11/15/44 – AMBAC Insured (IF)	11/15 at 100.00	AA+	4,491,694
	New York State Municipal Bond Bank Agency, Buffalo, Special Program Revenue Bonds, Series 2001A:
875	5.125%, 5/15/19 – AMBAC Insured	5/12 at 100.00	A1	877,511
920	5.125%, 5/15/20 – AMBAC Insured	5/12 at 100.00	A1	922,512
965	5.250%, 5/15/21 – AMBAC Insured	5/12 at 100.00	A1	968,474
1,015	5.250%, 5/15/22 – AMBAC Insured	5/12 at 100.00	A1	1,018,390

Nuveen Investments	31

Nuveen New York Select Quality Municipal Fund, Inc. (continued)
NVN	Portfolio of Investments
March 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2004A, 5.000%, 4/01/22 – NPFG Insured	4/14 at 100.00	AA	$1,082,240
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B:
8,455	5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AA	10,617,704
1,500	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AA	1,700,745
1,000	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2004A, 5.000%, 3/15/24 – AMBAC Insured	9/14 at 100.00	AAA	1,092,160
1,600	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2010A, 5.000%, 3/15/29	9/20 at 100.00	AAA	1,850,800
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1:
11,100	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	11,691,741
1,000	5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AA–	1,053,550
4,565	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	4,806,717
500	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2005B, 5.000%, 3/15/30 – AGM Insured	3/15 at 100.00	AAA	541,480
4,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series 2002E, 5.500%, 7/01/18 – AGM Insured	No Opt. Call	AA–	4,552,640
2,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 5.000%, 8/01/40 – AGM Insured	2/20 at 100.00	AA–	2,605,950
1,175	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010C, 5.125%, 8/01/42 – AGM Insured	8/20 at 100.00	AA–	1,230,918
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
53,475	0.000%, 8/01/46 – NPFG Insured	No Opt. Call	Aa2	7,683,288
16,120	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	Aa2	2,171,042
240,040	Total Tax Obligation/Limited			193,874,287
	Transportation – 10.7% (7.3% of Total Investments)
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005A:
1,900	4.750%, 11/15/27 – NPFG Insured	11/15 at 100.00	AAA	2,091,938
4,000	4.750%, 11/15/30 – AMBAC Insured	11/15 at 100.00	A	4,130,800
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2011A, 5.000%, 11/15/41	11/21 at 100.00	A	1,074,640
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002A:
6,000	5.500%, 11/15/18 – AMBAC Insured	11/12 at 100.00	A	6,184,140
2,000	5.125%, 11/15/22 – FGIC Insured	11/12 at 100.00	A	2,047,920
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002E:
1,335	5.500%, 11/15/21 – NPFG Insured	11/12 at 100.00	A	1,369,496
4,575	5.000%, 11/15/25 – NPFG Insured	11/12 at 100.00	A	4,684,709
2,280	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.000%, 11/15/44	11/21 at 100.00	A+	2,418,442
955	New York State Thruway Authority, General Revenue Bonds, Refunding Series 2007H, 5.000%, 1/01/25 – FGIC Insured	1/18 at 100.00	A+	1,074,251
	New York State Thruway Authority, General Revenue Bonds, Series 2005F:
2,625	5.000%, 1/01/20 – AMBAC Insured	1/15 at 100.00	A+	2,898,394
425	5.000%, 1/01/30 – AMBAC Insured	1/15 at 100.00	A+	459,744
1,650	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 – AGM Insured (UB)	7/15 at 100.00	AA–	1,816,865
1,675	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005, 5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	1,775,316
1,170	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 17.142%, 8/15/32 – AGM Insured (IF)	8/17 at 100.00	Aa2	1,538,410

32	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding Bonds, Series 2002E:
$1,570	5.500%, 11/15/20 – NPFG Insured	No Opt. Call	Aa3	$1,979,739
3,800	5.250%, 11/15/22 – NPFG Insured	11/12 at 100.00	Aa3	3,909,516
36,960	Total Transportation			39,454,320
	U.S. Guaranteed – 12.4% (8.4% of Total Investments) (4)
	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer Center, Series 2003-1:
2,500	5.000%, 7/01/21 (Pre-refunded 7/01/13) – NPFG Insured	7/13 at 100.00	Aa2 (4)	2,647,300
3,210	5.000%, 7/01/22 (Pre-refunded 7/01/13) – NPFG Insured	7/13 at 100.00	Aa2 (4)	3,399,133
505	Dormitory Authority of the State of New York, Suffolk County, Lease Revenue Bonds, Judicial Facilities, Series 1991A, 9.500%, 4/15/14 – FGIC Insured (ETM)	4/12 at 103.06	Baa1 (4)	559,863
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District, Series 2003:
1,230	5.750%, 5/01/20 (Pre-refunded 5/01/12) – AGM Insured	5/12 at 100.00	AA– (4)	1,235,941
1,225	5.750%, 5/01/22 (Pre-refunded 5/01/12) – AGM Insured	5/12 at 100.00	AA– (4)	1,230,917
11,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1998A, 4.750%, 4/01/28 (Pre-refunded 10/01/15) – FGIC Insured	10/15 at 100.00	AA+ (4)	12,588,180
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A:
4,000	5.000%, 4/01/17 (Pre-refunded 10/01/14) – AGM Insured	10/14 at 100.00	AA+ (4)	4,462,560
3,250	5.000%, 4/01/29 (Pre-refunded 10/01/14) – AGM Insured	10/14 at 100.00	AA+ (4)	3,625,830
6,750	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003C, 5.250%, 8/01/21 (Pre-refunded 8/01/12) – AMBAC Insured	8/12 at 100.00	AAA	6,865,425
3,100	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003E, 5.250%, 2/01/22 (Pre-refunded 2/01/13) – NPFG Insured	2/13 at 100.00	Aaa	3,230,758
2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2004C, 5.000%, 2/01/19 (Pre-refunded 2/01/14) – SYNCORA GTY Insured	2/14 at 100.00	AAA	2,169,980
3,500	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds, Fiscal Series 2003D, 5.000%, 2/01/22 (Pre-refunded 2/01/13) – NPFG Insured	2/13 at 100.00	Aaa	3,640,315
42,270	Total U.S. Guaranteed			45,656,202
	Utilities – 12.3% (8.4% of Total Investments)
900	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 – AGM Insured	10/20 at 100.00	AA–	960,651
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
4,000	0.000%, 6/01/24 – AGM Insured	No Opt. Call	AA–	2,752,240
4,000	0.000%, 6/01/25 – AGM Insured	No Opt. Call	AA–	2,627,440
15,000	0.000%, 6/01/26 – AGM Insured	No Opt. Call	AA–	9,374,550
3,000	0.000%, 6/01/27 – AGM Insured	No Opt. Call	AA–	1,776,270
4,500	0.000%, 6/01/28 – AGM Insured	No Opt. Call	AA–	2,517,300
3,000	0.000%, 6/01/29 – AGM Insured	No Opt. Call	AA–	1,586,550
3,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A, 5.000%, 9/01/27 – AGM Insured	9/12 at 100.00	AA–	3,008,880
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
6,010	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	6,559,074
7,735	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A	8,329,822
4,000	5.000%, 12/01/26 – AGC Insured	6/16 at 100.00	AA+	4,477,800
750	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B, 5.000%, 12/01/35 – CIFG Insured	6/16 at 100.00	A	777,188
650	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%, 11/15/19 – FGIC Insured	11/15 at 100.00	Aa2	743,204
56,545	Total Utilities			45,490,969
	Water and Sewer – 9.7% (6.5% of Total Investments)
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2010 Series 2009BB, 5.000%, 6/15/27	6/19 at 100.00	AA+	5,669,650
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Series 2007AA, 5.000%, 6/15/37	6/17 at 100.00	AA+	2,140,120

Nuveen Investments	33

Nuveen New York Select Quality Municipal Fund, Inc. (continued)
NVN	Portfolio of Investments
March 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$3,455	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Series 2006B, 5.000%, 6/15/36 – NPFG Insured (UB)	6/16 at 100.00	AAA	$3,749,055
3,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2004C, 5.000%, 6/15/35 – AMBAC Insured	6/14 at 100.00	AAA	3,217,680
5,920	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2005C, 5.000%, 6/15/27 – NPFG Insured (UB)	6/15 at 100.00	AAA	6,558,472
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Refunding Bonds, Fiscal Series 2003E, 5.000%, 6/15/34	6/13 at 100.00	AAA	5,211,600
7,100	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%, 6/01/28 – NPFG Insured	6/15 at 100.00	AAA	7,509,457
2,230	Upper Mohawk Valley Regional Water Finance Authority, New York, Water System Revenue Bonds, Series 2000, 0.000%, 4/01/23 – AMBAC Insured	No Opt. Call	A1	1,511,650
33,705	Total Water and Sewer			35,567,684
$583,466	Total Investments (cost $505,748,634) – 147.6%			543,240,492
	Floating Rate Obligations – (9.1)%			(33,510,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (44.8)% (5)			(164,800,000)
	Other Assets Less Liabilities – 6.3%			23,158,804
	Net Assets Applicable to Common Shares – 100%			$368,089,296

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.3%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

 See accompanying notes to financial statements.

34	Nuveen Investments

Nuveen New York Quality Income Municipal Fund, Inc.
NUN	Portfolio of Investments
March 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 2.1% (1.4% of Total Investments)
$10,785	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.125%, 6/01/42	6/16 at 100.00	BB	$7,838,430
	Education and Civic Organizations – 18.8% (12.5% of Total Investments)
1,000	Dormitory Authority of the State of New York, General Revenue Bonds, New York University, Series 2001-1, 5.500%, 7/01/40 – AMBAC Insured	No Opt. Call	AA–	1,288,530
1,265	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured	No Opt. Call	BBB	1,370,362
670	Dormitory Authority of the State of New York, Insured Revenue Bonds, Fordham University, Series 2002, 5.000%, 7/01/19 – FGIC Insured	7/12 at 100.00	A2	674,844
175	Dormitory Authority of the State of New York, Insured Revenue Bonds, Yeshiva University, Series 2001, 5.000%, 7/01/26 – AMBAC Insured	7/12 at 100.00	A2	175,224
2,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured	No Opt. Call	Aa2	2,118,340
2,320	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured	7/15 at 100.00	Aa2	2,526,202
2,830	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2006A, 5.000%, 7/01/31 – NPFG Insured	7/16 at 100.00	Aa2	2,995,668
	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A:
1,000	5.000%, 7/01/25 – FGIC Insured	7/17 at 100.00	BBB	1,083,580
745	5.000%, 7/01/37 – FGIC Insured	7/17 at 100.00	BBB	769,414
1,800	Dormitory Authority of the State of New York, Revenue Bonds, Convent of the Sacred Heart, Series 2011, 5.750%, 11/01/40 – AGM Insured	5/21 at 100.00	AA–	2,080,224
3,000	Dormitory Authority of the State of New York, Revenue Bonds, Fordham University, Series 2008B, 5.000%, 7/01/38 – AGC Insured	7/18 at 100.00	Aa3	3,194,220
875	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2010, 5.250%, 7/01/30	7/20 at 100.00	A–	953,426
1,005	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2007, 5.000%, 7/01/32 – AMBAC Insured	7/17 at 100.00	AA–	1,092,536
3,300	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2009A, 5.250%, 7/01/34	7/19 at 100.00	AA–	3,710,751
3,750	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2009B, 5.000%, 7/01/39	7/19 at 100.00	AA–	4,066,088
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of Technology, Series 2006A:
800	5.250%, 7/01/20 – AMBAC Insured	No Opt. Call	A1	968,088
640	5.250%, 7/01/21 – AMBAC Insured	No Opt. Call	A1	779,245
705	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Colgate University, Tender Option Bond Trust 3127, 13.077%, 1/01/14 – AMBAC Insured (IF)	No Opt. Call	AA+	789,099
4,775	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Trinity Episcopal School, Series 1997, 5.250%, 6/15/27 – NPFG Insured	6/12 at 100.00	BBB	4,788,991
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
2,000	5.000%, 1/01/36 – AMBAC Insured	1/17 at 100.00	BB+	1,927,160
3,240	5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	BB+	3,058,625
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006:
1,215	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	BBB–	1,248,607
9,840	5.000%, 3/01/36 – NPFG Insured	9/16 at 100.00	BBB	10,024,992
5,910	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB–	5,663,258
6,250	New York City Trust for Cultural Resources, New York, Revenue Refunding Bonds, Museum of Modern Art, Series 1996A, 5.500%, 1/01/21 – AMBAC Insured	7/12 at 100.00	Aa2	6,396,688
4,000	Tompkins County Development Corporation, New York, Revenue Bonds, Ithaca College, Series 2011, 5.375%, 7/01/41 – AGM Insured	1/21 at 100.00	Aa3	4,404,080

Nuveen Investments	35

Nuveen New York Quality Income Municipal Fund, Inc. (continued)
NUN	Portfolio of Investments
March 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$1,100	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010A, 5.125%, 9/01/40	9/20 at 100.00	A–	$1,174,305
66,210	Total Education and Civic Organizations			69,322,547
	Health Care – 11.9% (7.9% of Total Investments)
2,655	Albany Capital Resource Corporation, New York, St. Peter’s Hospital Project, Series 2011, 6.125%, 11/15/30	11/20 at 100.00	BBB+	2,987,698
820	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, Hospital for Special Surgery, Series 2009, 6.250%, 8/15/34	8/19 at 100.00	AA+	997,235
2,325	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – AGM Insured	8/17 at 100.00	AA–	2,506,606
2,695	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured	2/15 at 100.00	BBB	2,925,719
1,000	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured	2/15 at 100.00	BBB	1,105,570
2,250	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt Hospital, Series 2005, 4.900%, 8/15/31	8/15 at 100.00	N/R	2,350,463
2,000	Dormitory Authority of the State of New York, North Shore Long Island Jewish Obligated Group Revenue Bonds, Series 2011A, 5.000%, 5/01/41	No Opt. Call	A–	2,111,240
1,800	Dormitory Authority of the State of New York, Revenue Bonds, Health Quest System Inc., Series 2007B, 5.125%, 7/01/37 – AGC Insured	7/17 at 100.00	AA–	1,887,588
2,465	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured	8/14 at 100.00	AA–	2,670,803
2,150	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian Hospital Project, Series 2007, 5.000%, 8/15/36 – AGM Insured	8/14 at 100.00	AA–	2,208,222
9,000	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University Health System Obligated Group, Series 2001B, 5.250%, 7/01/31 – AMBAC Insured	7/12 at 100.00	Baa1	9,017,460
900	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest System Inc, Series 2010A, 5.750%, 7/01/40 – AGM Insured	7/20 at 100.00	A–	971,937
1,875	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochestor Project, Series 2010, 5.750%, 8/15/35	2/21 at 100.00	Aa2	2,209,256
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series 2003A:
2,800	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	Aa3	2,893,492
3,065	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	Aa3	3,183,248
2,105	Suffolk County Economic Development Corp / Nassau County Local Economic Assistance & Financing Corp., New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2011, 5.000%, 7/01/28	7/21 at 100.00	A–	2,284,136
1,320	Westchester County Health Care Corporation, New York, Senior Lien Revenue Bonds, Series 2010-C2, 6.125%, 11/01/37	11/20 at 100.00	A3	1,493,897
41,225	Total Health Care			43,804,570
	Housing/Multifamily – 2.9% (1.9% of Total Investments)
	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds, Series 2005A:
1,500	5.000%, 7/01/14 – FGIC Insured	No Opt. Call	AA–	1,633,125
1,500	5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	AA–	1,671,090
5,515	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds, Series 2005A, 5.000%, 7/01/25 – NPFG Insured (UB)	7/15 at 100.00	AA–	5,831,340
764	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Pass-Through Certificates, Series 1991C, 6.500%, 2/20/19 – AMBAC Insured	4/12 at 105.00	N/R	805,702
675	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2010-D1A, 5.000%, 11/01/42	5/20 at 100.00	AA	707,427
70	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project, Series 1996A, 6.125%, 11/01/20 – AGM Insured	5/12 at 100.00	AA–	70,148
10,024	Total Housing/Multifamily			10,718,832

36	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General – 4.1% (2.7% of Total Investments)
$1,500	Erie County, New York, General Obligation Bonds, Series 2003A, 5.250%, 3/15/16 – NPFG Insured	3/13 at 100.00	A2	$1,563,285
805	Erie County, New York, General Obligation Bonds, Series 2004B, 5.250%, 4/01/13 – NPFG Insured	No Opt. Call	A2	838,375
	New York City, New York, General Obligation Bonds, Fiscal Series 2001D:
5	5.250%, 8/01/15 – AGM Insured	8/12 at 100.00	AA	5,020
5	5.000%, 8/01/16 – FGIC Insured	8/12 at 100.00	AA	5,019
4,130	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 – FGIC Insured	3/15 at 100.00	AA	4,605,652
	New York City, New York, General Obligation Bonds, Series 2004E:
3,350	5.000%, 11/01/19 – AGM Insured (UB)	11/14 at 100.00	AA	3,701,650
1,700	5.000%, 11/01/20 – AGM Insured (UB)	11/14 at 100.00	AA	1,878,449
2,305	Yonkers, New York, General Obligation Bonds, Series 2005B, 5.000%, 8/01/20 – NPFG Insured	8/15 at 100.00	BBB+	2,435,417
13,800	Total Tax Obligation/General			15,032,867
	Tax Obligation/Limited – 60.1% (40.1% of Total Investments)
2,660	Dormitory Authority of the State of New York, 853 Schools Program Insured Revenue Bonds, Harmony Heights School, Issue 1, Series 1999C, 5.500%, 7/01/18 – AMBAC Insured	7/12 at 100.00	N/R	2,669,204
3,385	Dormitory Authority of the State of New York, Consolidated Revenue Bonds, City University System, Series 1993A, 5.750%, 7/01/13 – NPFG Insured	No Opt. Call	Aa3	3,494,505
130	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services Facilities, Series 2000D, 5.250%, 8/15/30 – AGM Insured	8/12 at 100.00	AA–	130,406
	Dormitory Authority of the State of New York, Lease Revenue Bonds, Madison-Oneida Board of Cooperative Educational Services, Series 2002:
1,045	5.250%, 8/15/20 – AGM Insured	8/12 at 100.00	AA–	1,062,305
1,100	5.250%, 8/15/21 – AGM Insured	8/12 at 100.00	AA–	1,117,798
1,135	5.250%, 8/15/22 – AGM Insured	8/12 at 100.00	AA–	1,152,933
3,610	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series 2004-2, 5.000%, 7/01/20 – FGIC Insured	7/14 at 100.00	AA–	3,898,403
	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements, Series 2005D-1:
2,300	5.000%, 2/15/15 – FGIC Insured	No Opt. Call	AA–	2,567,720
1,200	5.000%, 8/15/23 – FGIC Insured	2/15 at 100.00	AA–	1,326,132
7,900	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2002D, 5.250%, 10/01/23 – NPFG Insured	10/12 at 100.00	A+	8,075,301
4,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, 1989 Resolution, Series 2000C, 5.750%, 5/15/16 – AGM Insured	No Opt. Call	AA–	4,750,000
1,915	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue Bonds, City University System, Series 1993A, 5.750%, 7/01/18 – AGM Insured	No Opt. Call	AA–	2,218,911
1,040	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 – AGM Insured	3/15 at 100.00	AAA	1,159,319
1,710	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District, Series 2004, 5.750%, 5/01/26 – AGM Insured (UB)	5/14 at 100.00	AA–	1,857,402
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District, Series 2007A:
5,980	5.750%, 5/01/27 – AGM Insured (UB)	5/17 at 100.00	AA–	6,919,697
1,670	5.750%, 5/01/28 – AGM Insured (UB)	5/17 at 100.00	AA–	1,945,450
2,420	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District Project, Series 2008A, 5.750%, 5/01/28 – AGM Insured (UB)	5/18 at 100.00	AA–	2,739,440
3,300	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District Project, Series 2009A, 5.000%, 5/01/31	No Opt. Call	AA–	3,566,244
6,530	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.750%, 2/15/47	No Opt. Call	A	7,316,734
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A:
14,635	5.000%, 2/15/47 – FGIC Insured	2/17 at 100.00	A	14,980,380
2,100	5.000%, 2/15/47 – AGM Insured	2/17 at 100.00	AA–	2,162,538

Nuveen Investments	37

Nuveen New York Quality Income Municipal Fund, Inc. (continued)
NUN	Portfolio of Investments
March 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$7,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A, 5.250%, 11/15/25 – AGM Insured	11/12 at 100.00	AA	$7,681,425
4,600	Metropolitan Transportation Authority, New York, State Service Contract Bonds, Series 2002B, 5.500%, 7/01/18 – NPFG Insured	7/12 at 100.00	AA–	4,653,084
1,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bond, Series 2002A, 5.750%, 7/01/18 – AGM Insured (UB)	No Opt. Call	AA–	1,230,250
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A:
1,000	5.750%, 7/01/18 – AGM Insured	No Opt. Call	AA–	1,230,250
3,000	5.500%, 1/01/19 – NPFG Insured	7/12 at 100.00	AA–	3,033,840
6,000	5.500%, 1/01/20 – NPFG Insured	7/12 at 100.00	AA–	6,067,680
3,000	5.000%, 7/01/25 – FGIC Insured	7/12 at 100.00	AA–	3,027,750
8,000	5.000%, 7/01/30 – AMBAC Insured	7/12 at 100.00	AA–	8,073,440
	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds, Series 2003A:
1,555	4.750%, 11/15/21 – AMBAC Insured	11/13 at 100.00	AAA	1,651,737
1,555	4.750%, 11/15/22 – AMBAC Insured	11/13 at 100.00	AAA	1,649,917
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local Government Assistance Corporation, Series 2004A:
2,720	5.000%, 10/15/25 – NPFG Insured (UB)	10/14 at 100.00	AAA	2,975,462
1,990	5.000%, 10/15/26 – NPFG Insured (UB)	10/14 at 100.00	AAA	2,173,757
4,960	5.000%, 10/15/29 – AMBAC Insured (UB)	10/14 at 100.00	AAA	5,411,707
1,500	5.000%, 10/15/32 – AMBAC Insured (UB)	10/14 at 100.00	AAA	1,630,710
9,000	5.000%, 10/15/32 – AGM Insured	10/14 at 100.00	AAA	9,819,630
1,600	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured	1/17 at 100.00	AA–	1,736,176
5	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2002B, 5.250%, 5/01/12 – NPFG Insured	No Opt. Call	AAA	5,022
40	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003E, 5.250%, 2/01/22 – NPFG Insured	2/13 at 100.00	AAA	41,510
	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds, Subordinate Lien Series 2011C:
4,000	5.500%, 11/01/35	11/20 at 100.00	AAA	4,687,440
5,000	5.000%, 11/01/39	11/20 at 100.00	AAA	5,480,050
1,660	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A, 5.750%, 4/01/33 – AGM Insured	4/21 at 100.00	AA+	1,934,448
	New York Convention Center Development Corporation, New York, Hotel Fee Revenue Bonds, Tender Option Bonds Trust 3095:
845	13.102%, 11/15/30 – AMBAC Insured (IF)	11/15 at 100.00	AA+	998,722
4,005	13.089%, 11/15/44 – AMBAC Insured (IF)	11/15 at 100.00	AA+	4,548,479
3,750	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1993E, 5.250%, 4/01/16 – AGM Insured (UB)	No Opt. Call	AAA	4,273,650
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2004A, 5.000%, 4/01/22 – NPFG Insured	4/14 at 100.00	AA	1,082,240
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B:
8,455	5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AA	10,617,704
2,600	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AA	2,947,958
1,000	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2004A, 5.000%, 3/15/24 – AMBAC Insured	9/14 at 100.00	AAA	1,092,160
1,195	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2010A, 5.000%, 3/15/30	9/20 at 100.00	AAA	1,376,700
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1:
12,400	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	13,061,044
1,000	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	1,052,950

38	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$3,190	New York State Urban Development Corporation, Revenue Refunding Bonds, State Facilities, Series 1995, 5.600%, 4/01/15 – NPFG Insured	No Opt. Call	AA–	$3,430,654
500	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2005B, 5.000%, 3/15/30 – AGM Insured	3/15 at 100.00	AAA	541,480
1,980	Niagara Falls City School District, Niagara County, New York, Certificates of Participation, High School Facility, Series 2005, 5.000%, 6/15/28 – AGM Insured	6/15 at 100.00	AA–	2,068,367
	Puerto Rico Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series 2002E:
3,000	5.500%, 7/01/14 – AGM Insured	No Opt. Call	AA–	3,247,080
6,000	5.500%, 7/01/18 – AGM Insured	No Opt. Call	AA–	6,828,960
2,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 5.000%, 8/01/40 – AGM Insured	2/20 at 100.00	AA–	2,605,950
3,235	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010C, 5.125%, 8/01/42 – AGM Insured	8/20 at 100.00	AA–	3,388,954
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
53,295	0.000%, 8/01/46 – NPFG Insured	No Opt. Call	Aa2	7,657,426
16,065	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	Aa2	2,163,634
265,465	Total Tax Obligation/Limited			222,290,219
	Transportation – 13.8% (9.2% of Total Investments)
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005A:
900	4.750%, 11/15/27 – NPFG Insured	11/15 at 100.00	AAA	990,918
1,000	4.750%, 11/15/30 – AMBAC Insured	11/15 at 100.00	A	1,032,700
7,575	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006B, 4.500%, 11/15/36 – AGM Insured	11/16 at 100.00	AA–	7,747,634
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002A:
3,815	5.500%, 11/15/19 – AMBAC Insured	11/12 at 100.00	A	3,928,420
4,000	5.125%, 11/15/22 – FGIC Insured	11/12 at 100.00	A	4,095,840
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002E:
2,665	5.500%, 11/15/21 – NPFG Insured	11/12 at 100.00	A	2,733,864
8,500	5.000%, 11/15/25 – NPFG Insured	11/12 at 100.00	A	8,703,830
2,235	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.000%, 11/15/44	11/21 at 100.00	A+	2,370,709
970	New York State Thruway Authority, General Revenue Bonds, Refunding Series 2007H, 5.000%, 1/01/25 – FGIC Insured	1/18 at 100.00	A+	1,091,124
	New York State Thruway Authority, General Revenue Bonds, Series 2005F:
2,665	5.000%, 1/01/20 – AMBAC Insured	1/15 at 100.00	A+	2,942,560
4,075	5.000%, 1/01/30 – AMBAC Insured	1/15 at 100.00	A+	4,408,131
1,700	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 – AGM Insured (UB)	7/15 at 100.00	AA–	1,871,921
1,700	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005, 5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	1,801,813
1,175	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 17.142%, 8/15/32 – AGM Insured (IF)	8/17 at 100.00	Aa2	1,544,984
	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding Bonds, Series 2002E:
1,570	5.500%, 11/15/20 – NPFG Insured	No Opt. Call	Aa3	1,979,739
3,800	5.250%, 11/15/22 – NPFG Insured	11/12 at 100.00	Aa3	3,909,516
48,345	Total Transportation			51,153,703

Nuveen Investments	39

Nuveen New York Quality Income Municipal Fund, Inc. (continued)
NUN	Portfolio of Investments
March 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed – 13.9% (9.3% of Total Investments) (4)
$1,725	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk County Issue, Series 1986, 7.375%, 7/01/16 (ETM)	No Opt. Call	Aaa	$1,999,068
	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer Center, Series 2003-1:
2,500	5.000%, 7/01/21 (Pre-refunded 7/01/13) – NPFG Insured	7/13 at 100.00	Aa2 (4)	2,647,300
3,300	5.000%, 7/01/22 (Pre-refunded 7/01/13) – NPFG Insured	7/13 at 100.00	Aa2 (4)	3,494,436
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District, Series 2003:
1,200	5.750%, 5/01/20 (Pre-refunded 5/01/12) – AGM Insured	5/12 at 100.00	AA– (4)	1,205,796
1,000	5.750%, 5/01/22 (Pre-refunded 5/01/12) – AGM Insured	5/12 at 100.00	AA– (4)	1,004,830
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A:
4,000	5.000%, 4/01/17 (Pre-refunded 10/01/14) – AGM Insured	10/14 at 100.00	AA+ (4)	4,462,560
1,000	5.000%, 4/01/29 (Pre-refunded 10/01/14) – AGM Insured	10/14 at 100.00	AA+ (4)	1,115,640
	Metropolitan Transportation Authority, New York, Transit Facilities Revenue Bonds, Series 1998B:
10,000	4.875%, 7/01/18 – FGIC Insured (ETM)	7/12 at 100.00	AA+ (4)	10,169,900
4,500	4.750%, 7/01/26 – FGIC Insured (ETM)	7/12 at 100.00	AA+ (4)	4,613,265
	Monroe County, New York, General Obligation Public Improvement Bonds, Series 2002:
2,250	5.000%, 3/01/15 (Pre-refunded 5/03/12) – FGIC Insured	5/12 at 100.00	A3 (4)	2,259,990
1,000	5.000%, 3/01/17 (Pre-refunded 5/03/12) – FGIC Insured	5/12 at 100.00	A3 (4)	1,004,440
6,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003C, 5.250%, 8/01/21 (Pre-refunded 8/01/12) – AMBAC Insured	8/12 at 100.00	AAA	6,102,600
1,955	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003E, 5.250%, 2/01/22 (Pre-refunded 2/01/13) – NPFG Insured	2/13 at 100.00	Aaa	2,037,462
1,845	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2004C, 5.000%, 2/01/19 (Pre-refunded 2/01/14) – SYNCORA GTY Insured	2/14 at 100.00	AAA	2,001,807
3,500	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds, Fiscal Series 2003D, 5.000%, 2/01/22 (Pre-refunded 2/01/13) – NPFG Insured	2/13 at 100.00	Aaa	3,640,315
	Peru Central School District, Clinton County, New York, General Obligation Refunding Bonds, Series 2002B:
1,845	4.000%, 6/15/18 (Pre-refunded 6/15/12) – FGIC Insured	6/12 at 100.00	A+ (4)	1,859,778
1,915	4.000%, 6/15/19 (Pre-refunded 6/15/12) – FGIC Insured	6/12 at 100.00	A+ (4)	1,930,339
49,535	Total U.S. Guaranteed			51,549,526
	Utilities – 11.8% (7.8% of Total Investments)
1,560	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 – AGM Insured	10/20 at 100.00	AA–	1,665,128
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
4,000	0.000%, 6/01/24 – AGM Insured	No Opt. Call	AA–	2,752,240
4,000	0.000%, 6/01/25 – AGM Insured	No Opt. Call	AA–	2,627,440
5,000	0.000%, 6/01/26 – AGM Insured	No Opt. Call	AA–	3,124,850
7,000	0.000%, 6/01/27 – AGM Insured	No Opt. Call	AA–	4,144,630
10,500	0.000%, 6/01/28 – AGM Insured	No Opt. Call	AA–	5,873,700
7,000	0.000%, 6/01/29 – AGM Insured	No Opt. Call	AA–	3,701,950
2,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A, 5.000%, 9/01/27 – AGM Insured	9/12 at 100.00	AA–	2,507,400
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
6,180	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	6,744,605
8,020	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A	8,636,738
750	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B, 5.000%, 12/01/35 – CIFG Insured	6/16 at 100.00	A	777,188
865	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%,11/15/19 – FGIC Insured	11/15 at 100.00	Aa2	989,032
57,375	Total Utilities			43,544,901

40	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer – 10.7% (7.2% of Total Investments)
$8,870	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2012 Series BB, 5.000%, 6/15/44	12/21 at 100.00	AA+	$9,633,086
3,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Series 2007AA, 5.000%, 6/15/37	6/17 at 100.00	AA+	3,210,180
3,500	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Series 2006B, 5.000%, 6/15/36 – NPFG Insured (UB)	6/16 at 100.00	AAA	3,797,885
3,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2004C, 5.000%, 6/15/35 – AMBAC Insured	6/14 at 100.00	AAA	3,217,680
6,525	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2005C, 5.000%, 6/15/27 – NPFG Insured (UB)	6/15 at 100.00	AAA	7,228,721
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Refunding Bonds, Fiscal Series 2003E, 5.000%, 6/15/34	6/13 at 100.00	AAA	5,211,600
7,000	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%, 6/01/28 – NPFG Insured (UB)	6/15 at 100.00	AAA	7,403,690
36,895	Total Water and Sewer			39,702,842
$599,659	Total Investments (cost $521,449,419) – 150.1%			554,958,437
	Floating Rate Obligations – (10.9)%			(40,245,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (43.7)% (5)			(161,700,000)
	Other Assets Less Liabilities – 4.5%			16,800,071
	Net Assets Applicable to Common Shares – 100%			$369,813,508

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.1%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

 See accompanying notes to financial statements.

Nuveen Investments	41

Nuveen New York Premium Income Municipal Fund, Inc.
(formerly known as Nuveen Insured New York Premium Income Municipal Fund, Inc.)
NNF	Portfolio of Investments
March 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 2.0% (1.4% of Total Investments)
$3,700	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.125%, 6/01/42	6/16 at 100.00	BB	$2,689,123
	Education and Civic Organizations – 18.8% (12.6% of Total Investments)
	Dormitory Authority of the State of New York, General Revenue Bonds, New York University, Series 2001-1:
1,500	5.500%, 7/01/24 – AMBAC Insured	No Opt. Call	AA–	1,911,285
500	5.500%, 7/01/40 – AMBAC Insured	No Opt. Call	AA–	644,265
435	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured	No Opt. Call	BBB	471,231
50	Dormitory Authority of the State of New York, Insured Revenue Bonds, Yeshiva University, Series 2001, 5.000%, 7/01/20 – AMBAC Insured	7/12 at 100.00	A2	50,107
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured	No Opt. Call	Aa2	1,059,170
635	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured	7/15 at 100.00	Aa2	691,439
970	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2006A, 5.000%, 7/01/31 – NPFG Insured	7/16 at 100.00	Aa2	1,026,784
255	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A, 5.000%, 7/01/37 – FGIC Insured	7/17 at 100.00	BBB	263,356
600	Dormitory Authority of the State of New York, Revenue Bonds, Convent of the Sacred Heart, Series 2011, 5.750%, 11/01/40 – AGM Insured	5/21 at 100.00	AA–	693,408
345	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2007, 5.000%, 7/01/32 – AMBAC Insured	7/17 at 100.00	AA–	375,050
1,000	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2009A, 5.250%, 7/01/34	7/19 at 100.00	AA–	1,124,470
3,000	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2009B, 5.000%, 7/01/39	7/19 at 100.00	AA–	3,252,870
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of Technology, Series 2006A:
250	5.250%, 7/01/20 – AMBAC Insured	No Opt. Call	A1	302,528
200	5.250%, 7/01/21 – AMBAC Insured	No Opt. Call	A1	243,514
1,935	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds, Upstate Community Colleges, Series 2005A, 5.000%, 7/01/19 – FGIC Insured	7/15 at 100.00	AA–	2,146,902
535	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Colgate University, Tender Option Bond Trust 3127, 13.077%, 1/01/14 – AMBAC Insured (IF)	No Opt. Call	AA+	598,820
	New York City Industrial Development Agency, New York, Payment in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project, Series 2009:
400	6.125%, 1/01/29 – AGC Insured	1/19 at 100.00	AA–	442,236
200	6.375%, 1/01/39 – AGC Insured	1/19 at 100.00	AA–	223,152
1,110	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006, 5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	BB+	1,047,862
1,445	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	3/19 at 100.00	AA–	1,689,017
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006:
415	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	BBB–	426,479
2,360	5.000%, 3/01/36 – NPFG Insured	9/16 at 100.00	BBB	2,404,368
2,025	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB–	1,940,456
1,250	New York City Trust for Cultural Resources, New York, Revenue Refunding Bonds, Museum of Modern Art, Series 1996A, 5.500%, 1/01/21 – AMBAC Insured	7/12 at 100.00	Aa2	1,279,338
350	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010A, 5.125%, 9/01/40	9/20 at 100.00	A–	373,643
22,765	Total Education and Civic Organizations			24,681,750

42	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care – 14.6% (9.8% of Total Investments)
$3,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, Ellis Hospital, Series 1995, 5.600%, 8/01/25 – NPFG Insured	8/12 at 100.00	BBB	$3,005,160
280	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, Hospital for Special Surgery, Series 2009, 6.250%, 8/15/34	8/19 at 100.00	AA+	340,519
1,400	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, St. Barnabas Hospital, Series 2002A, 5.125%, 2/01/22 – AMBAC Insured	8/12 at 100.00	N/R	1,416,660
805	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – AGM Insured	8/17 at 100.00	AA–	867,879
1,405	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured	2/15 at 100.00	BBB	1,525,282
620	Dormitory Authority of the State of New York, Revenue Bonds, Health Quest System Inc., Series 2007B, 5.125%, 7/01/37 – AGC Insured	7/17 at 100.00	AA–	650,169
1,795	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured	8/14 at 100.00	AA–	1,944,865
740	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian Hospital Project, Series 2007, 5.000%, 8/15/36 – AGM Insured	8/14 at 100.00	AA–	760,039
1,255	Dormitory Authority of the State of New York, Revenue Bonds, Vassar Brothers Hospital, Series 1997, 5.250%, 7/01/17 – AGM Insured	7/12 at 100.00	AA–	1,271,441
3,450	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University Health System Obligated Group, Series 2001A, 5.250%, 7/01/31 – AMBAC Insured	7/12 at 100.00	Baa1	3,456,693
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series 2003A:
1,625	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	Aa3	1,679,259
1,000	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	Aa3	1,038,580
705	Suffolk County Economic Development Corp / Nassau County Local Economic Assistance & Financing Corp., New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2011, 5.000%, 7/01/28	7/21 at 100.00	A–	764,996
425	Westchester County Health Care Corporation, New York, Senior Lien Revenue Bonds, Series 2010-C2, 6.125%, 11/01/37	11/20 at 100.00	A3	480,990
18,505	Total Health Care			19,202,532
	Housing/Multifamily – 2.8% (1.9% of Total Investments)
	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds, Series 2005A:
400	5.000%, 7/01/14 – FGIC Insured	No Opt. Call	AA–	435,500
400	5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	AA–	445,624
2,165	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds, Series 2005A, 5.000%, 7/01/25 – NPFG Insured (UB)	7/15 at 100.00	AA–	2,289,184
365	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2010-D1A, 5.000%, 11/01/42	5/20 at 100.00	AA	382,535
95	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project, Series 1996A, 6.125%, 11/01/20 – AGM Insured	5/12 at 100.00	AA–	95,200
3,425	Total Housing/Multifamily			3,648,043
	Long-Term Care – 0.7% (0.4% of Total Investments)
850	Dormitory Authority of the State of New York, Insured Revenue Bonds, NYSARC Inc., Series 2001A, 5.000%, 7/01/26 – AGM Insured	7/12 at 101.00	AA–	869,669
	Tax Obligation/General – 5.4% (3.6% of Total Investments)
500	Erie County, New York, General Obligation Bonds, Series 2003A, 5.250%, 3/15/16 – NPFG Insured	3/13 at 100.00	A2	521,095
315	Erie County, New York, General Obligation Bonds, Series 2004B, 5.250%, 4/01/13 – NPFG Insured	No Opt. Call	A2	328,060
210	Nassau County, New York, General Obligation Improvement Bonds, Series 1993H, 5.500%, 6/15/16 – NPFG Insured	No Opt. Call	A+	243,663
1,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 – FGIC Insured	3/15 at 100.00	AA	1,115,170

Nuveen Investments	43

Nuveen New York Premium Income Municipal Fund, Inc. (continued)
(formerly known as Nuveen Insured New York Premium Income Municipal Fund, Inc.)
NNF	Portfolio of Investments
March 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	New York City, New York, General Obligation Bonds, Series 2004E:
$1,000	5.000%, 11/01/19 – AGM Insured (UB)	11/14 at 100.00	AA	$1,104,970
1,100	5.000%, 11/01/20 – AGM Insured (UB)	11/14 at 100.00	AA	1,215,467
915	Niagara Falls, New York, General Obligation Bonds, Series 1994, 7.500%, 3/01/13 – NPFG Insured	No Opt. Call	A2	966,588
1,525	Yonkers, New York, General Obligation Bonds, Series 2005A, 5.000%, 8/01/16 – NPFG Insured	8/15 at 100.00	BBB+	1,662,250
6,565	Total Tax Obligation/General			7,157,263
	Tax Obligation/Limited – 62.5% (41.9% of Total Investments)
690	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series 2005A, 5.250%, 7/01/24 – CIFG Insured	7/15 at 100.00	AA–	776,167
50	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services Facilities, Series 2000D, 5.250%, 8/15/30 – AGM Insured	8/12 at 100.00	AA–	50,156
500	Dormitory Authority of the State of New York, Lease Revenue Bonds, Wayne-Finger Lakes Board of Cooperative Education Services, Series 2004, 5.000%, 8/15/23 – AGM Insured	8/14 at 100.00	AA–	544,940
1,210	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series 2004-2, 5.000%, 7/01/20 – FGIC Insured	7/14 at 100.00	AA–	1,306,667
	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements, Series 2005D-1:
225	5.000%, 2/15/15 – FGIC Insured	No Opt. Call	AA–	251,190
600	5.000%, 8/15/23 – FGIC Insured	2/15 at 100.00	AA–	663,066
	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2002D:
4,300	5.250%, 10/01/23 – NPFG Insured	10/12 at 100.00	A+	4,395,417
875	5.000%, 10/01/30 – NPFG Insured	10/12 at 100.00	A+	892,456
1,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, Series 1993A, 5.500%, 5/15/19 – AMBAC Insured	No Opt. Call	Aa3	1,190,200
2,200	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue Bonds, City University System, Series 1993A, 5.750%, 7/01/18 – AGM Insured	No Opt. Call	AA–	2,549,140
375	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 – AGM Insured	3/15 at 100.00	AAA	418,024
500	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District, Series 2004, 5.750%, 5/01/26 – AGM Insured (UB)	5/14 at 100.00	AA–	543,100
2,615	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District, Series 2007A, 5.750%, 5/01/28 – AGM Insured (UB)	5/17 at 100.00	AA–	3,046,318
830	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District Project, Series 2008A, 5.750%, 5/01/27 – AGM Insured (UB)	5/18 at 100.00	AA–	940,681
1,000	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District Project, Series 2009A, 5.000%, 5/01/31	No Opt. Call	AA–	1,080,680
1,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.750%, 2/15/47	No Opt. Call	A	1,120,480
5,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47 – FGIC Insured	2/17 at 100.00	A	5,118,000
2,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A, 5.250%, 11/15/25 – AGM Insured	11/12 at 100.00	AA	2,560,475
1,350	Metropolitan Transportation Authority, New York, State Service Contract Bonds, Series 2002B, 5.500%, 7/01/18 – NPFG Insured	7/12 at 100.00	AA–	1,365,579
1,500	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A, 5.750%, 7/01/18 – AGM Insured (UB)	No Opt. Call	AA–	1,845,375
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A:
1,500	5.500%, 1/01/20 – NPFG Insured	7/12 at 100.00	AA–	1,516,920
2,000	5.000%, 7/01/30 – AMBAC Insured	7/12 at 100.00	AA–	2,018,360

44	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds, Series 2003A:
$1,000	5.000%, 11/15/18 – AMBAC Insured	11/13 at 100.00	AAA	$1,070,110
580	4.750%, 11/15/21 – AMBAC Insured	11/13 at 100.00	AAA	616,082
580	4.750%, 11/15/22 – AMBAC Insured	11/13 at 100.00	AAA	615,403
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local Government Assistance Corporation, Series 2004A:
920	5.000%, 10/15/25 – NPFG Insured (UB)	10/14 at 100.00	AAA	1,006,406
680	5.000%, 10/15/26 – NPFG Insured (UB)	10/14 at 100.00	AAA	742,791
4,590	5.000%, 10/15/29 – AMBAC Insured (UB)	10/14 at 100.00	AAA	5,008,011
20	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003E, 5.250%, 2/01/22 – NPFG Insured	2/13 at 100.00	AAA	20,755
2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds, Subordinate Lien Series 2011C, 5.500%, 11/01/35	11/20 at 100.00	AAA	2,343,720
	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A:
5,340	5.750%, 4/01/33 – AGM Insured	4/21 at 100.00	AA+	6,222,858
2,000	5.750%, 4/01/41	4/21 at 100.00	AA–	2,302,420
	New York Convention Center Development Corporation, New York, Hotel Fee Revenue Bonds, Tender Option Bonds Trust 3095:
345	13.102%, 11/15/30 – AMBAC Insured (IF)	11/15 at 100.00	AA+	407,762
1,365	13.089%, 11/15/44 – AMBAC Insured (IF)	11/15 at 100.00	AA+	1,550,231
1,500	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1993E, 5.250%, 4/01/16 – AGM Insured (UB)	No Opt. Call	AAA	1,709,460
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2004A, 5.000%, 4/01/23 – NPFG Insured	4/14 at 100.00	AA	1,080,990
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B:
2,960	5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AA	3,717,138
500	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AA	566,915
750	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2004A, 5.000%, 3/15/24 – AMBAC Insured	9/14 at 100.00	AAA	819,120
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1:
2,100	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	2,211,951
3,800	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	4,001,210
1,300	New York State Urban Development Corporation, Revenue Bonds, Correctional Facilities, Series 1994A, 5.250%, 1/01/14 – AGM Insured	No Opt. Call	AA–	1,364,155
500	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2005B, 5.000%, 3/15/30 – AGM Insured	3/15 at 100.00	AAA	541,480
345	Niagara Falls City School District, Niagara County, New York, Certificates of Participation, High School Facility, Series 2005, 5.000%, 6/15/28 – AGM Insured	6/15 at 100.00	AA–	360,397
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series 2002E, 5.500%, 7/01/18 – AGM Insured	No Opt. Call	AA–	1,138,160
1,470	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010C, 5.125%, 8/01/42 – AGM Insured	8/20 at 100.00	AA–	1,539,957
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
10,395	0.000%, 8/01/44 – NPFG Insured	No Opt. Call	Aa2	1,687,109
18,280	0.000%, 8/01/46 – NPFG Insured	No Opt. Call	Aa2	2,626,470
20,515	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	Aa2	2,762,960
117,655	Total Tax Obligation/Limited			82,227,412
	Transportation – 15.1% (10.1% of Total Investments)
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A, 5.000%, 11/15/25 – AGM Insured	11/13 at 100.00	AA–	2,115,740
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005A:
600	4.750%, 11/15/27 – NPFG Insured	11/15 at 100.00	AAA	660,612
1,500	4.750%, 11/15/30 – AMBAC Insured	11/15 at 100.00	A	1,549,050

Nuveen Investments	45

Nuveen New York Premium Income Municipal Fund, Inc. (continued)
(formerly known as Nuveen Insured New York Premium Income Municipal Fund, Inc.)
NNF	Portfolio of Investments
March 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002A:
$500	5.500%, 11/15/19 – AMBAC Insured	11/12 at 100.00	A	$514,865
2,010	5.000%, 11/15/25 – FGIC Insured	11/12 at 100.00	A	2,058,200
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002E, 5.000%, 11/15/25 – NPFG Insured	11/12 at 100.00	A	2,047,960
790	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.000%, 11/15/44	11/21 at 100.00	A+	837,969
330	New York State Thruway Authority, General Revenue Bonds, Refunding Series 2007H, 5.000%, 1/01/25 – FGIC Insured	1/18 at 100.00	A+	371,207
	New York State Thruway Authority, General Revenue Bonds, Series 2005F:
925	5.000%, 1/01/20 – AMBAC Insured	1/15 at 100.00	A+	1,021,339
2,240	5.000%, 1/01/30 – AMBAC Insured	1/15 at 100.00	A+	2,423,120
600	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 – AGM Insured (UB)	7/15 at 100.00	AA–	660,678
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005:
1,000	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	1,067,370
565	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	598,838
410	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 17.142%, 8/15/32 – AGM Insured (IF)	8/17 at 100.00	Aa2	539,101
	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding Bonds, Series 2002E:
780	5.500%, 11/15/20 – NPFG Insured	No Opt. Call	Aa3	983,564
2,300	5.250%, 11/15/22 – NPFG Insured	11/12 at 100.00	Aa3	2,366,286
18,550	Total Transportation			19,815,899
	U.S. Guaranteed – 10.1% (6.7% of Total Investments) (4)
2,740	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer Center, Series 2003-1, 5.000%, 7/01/21 (Pre-refunded 7/01/13) – NPFG Insured	7/13 at 100.00	Aa2 (4)	2,901,441
500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A, 5.000%, 4/01/29 (Pre-refunded 10/01/14) – AGM Insured	10/14 at 100.00	AA+ (4)	557,820
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003C:
500	5.250%, 8/01/20 (Pre-refunded 8/01/12) – AMBAC Insured	8/12 at 100.00	AAA	508,550
2,345	5.250%, 8/01/21 (Pre-refunded 8/01/12) – AMBAC Insured	8/12 at 100.00	AAA	2,385,100
980	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003E, 5.250%, 2/01/22 (Pre-refunded 2/01/13) – NPFG Insured	2/13 at 100.00	Aaa	1,021,336
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2004C, 5.000%, 2/01/19 (Pre-refunded 2/01/14) – SYNCORA GTY Insured	2/14 at 100.00	AAA	1,084,990
1,500	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds, Fiscal Series 2003D, 5.000%, 2/01/22 (Pre-refunded 2/01/13) – NPFG Insured	2/13 at 100.00	Aaa	1,560,135
2,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State Facilities and Equipment, Series 2002C-1, 5.500%, 3/15/21 (Pre-refunded 3/15/13) – FGIC Insured	3/13 at 100.00	AA+ (4)	2,100,500
85	Niagara Falls, New York, General Obligation Bonds, Series 1994, 7.500%, 3/01/13 – NPFG Insured (ETM)	No Opt. Call	A2 (4)	90,674
1,000	Red Hook Central School District, Dutchess County, New York, General Obligation Refunding Bonds, Series 2002, 5.125%, 6/15/18 (Pre-refunded 6/15/12) – AGM Insured	6/12 at 100.00	Aa3 (4)	1,010,350
12,650	Total U.S. Guaranteed			13,220,896
	Utilities – 6.8% (4.5% of Total Investments)
540	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 – AGM Insured	10/20 at 100.00	AA–	576,391
500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A, 5.000%, 9/01/27 – AGM Insured	9/12 at 100.00	AA–	501,480

46	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
$2,270	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	$2,477,387
2,930	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A	3,155,317
1,500	5.000%, 12/01/26 – AGC Insured	6/16 at 100.00	AA+	1,679,175
250	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B, 5.000%, 12/01/35 – CIFG Insured	6/16 at 100.00	A	259,063
250	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%, 11/15/19 – FGIC Insured	11/15 at 100.00	Aa2	285,848
8,240	Total Utilities			8,934,661
	Water and Sewer – 10.6% (7.1% of Total Investments)
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2010 Series 2009BB, 5.000%, 6/15/27	6/19 at 100.00	AA+	2,267,860
1,780	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2012 Series BB, 5.000%, 6/15/44	12/21 at 100.00	AA+	1,933,133
1,200	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Series 2006B, 5.000%, 6/15/36 – NPFG Insured (UB)	6/16 at 100.00	AAA	1,302,132
3,305	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2004C, 5.000%, 6/15/35 – AMBAC Insured	6/14 at 100.00	AAA	3,544,811
1,980	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2005C, 5.000%, 6/15/27 – NPFG Insured (UB)	6/15 at 100.00	AAA	2,193,543
2,500	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%, 6/01/28 – NPFG Insured (UB)	6/15 at 100.00	AAA	2,644,175
12,765	Total Water and Sewer			13,885,654
$225,670	Total Investments (cost $184,812,520) – 149.4%			196,332,902
	Floating Rate Obligations – (12.6)%			(16,600,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (38.6)% (5)			(50,700,000)
	Other Assets Less Liabilities – 1.8%			2,414,787
	Net Assets Applicable to Common Shares – 100%			$131,447,689

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 25.8%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

 See accompanying notes to financial statements.

Nuveen Investments	47

Nuveen New York Dividend Advantage Municipal Income Fund
(formerly known as Nuveen Insured New York Dividend Advantage Municipal Fund)
NKO	Portfolio of Investments
March 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 2.4% (1.7% of Total Investments)
$1,405	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001, 5.250%, 6/01/25	6/12 at 100.00	A3	$1,324,522
1,000	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003, 5.750%, 6/01/33	6/13 at 100.00	A1	990,250
715	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB+	707,385
3,120	Total Consumer Staples			3,022,157
	Education and Civic Organizations – 25.4% (17.6% of Total Investments)
395	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured	No Opt. Call	BBB	427,900
4,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount Sinai School of Medicine, Series 1994A, 5.150%, 7/01/24 – NPFG Insured	No Opt. Call	A–	4,556,840
1,280	Dormitory Authority of the State of New York, Insured Revenue Bonds, New York Medical College, Series 1998, 5.000%, 7/01/21 – NPFG Insured	7/12 at 100.00	BBB	1,283,750
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured	No Opt. Call	Aa2	1,059,170
140	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured	7/15 at 100.00	Aa2	152,443
920	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2006A, 5.000%, 7/01/31 – NPFG Insured	7/16 at 100.00	Aa2	973,857
240	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A, 5.000%, 7/01/37 – FGIC Insured	7/17 at 100.00	BBB	247,865
580	Dormitory Authority of the State of New York, Revenue Bonds, Convent of the Sacred Heart, Series 2011, 5.750%, 11/01/40 – AGM Insured	5/21 at 100.00	AA–	670,294
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College, Series 2009, 5.250%, 7/01/29	7/19 at 100.00	Baa2	1,030,610
3,250	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 1998A, 6.000%, 7/01/18 – NPFG Insured	No Opt. Call	AA–	4,059,153
330	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2007, 5.000%, 7/01/32 – AMBAC Insured	7/17 at 100.00	AA–	358,743
510	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Colgate University, Tender Option Bond Trust 3127, 13.077%, 1/01/14 – AMBAC Insured (IF)	No Opt. Call	AA+	570,838
300	New York City Industrial Development Agency, New York, Payment in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project, Series 2009, 6.125%, 1/01/29 – AGC Insured	1/19 at 100.00	AA–	331,677
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
1,000	5.000%, 1/01/36 – AMBAC Insured	1/17 at 100.00	BB+	963,580
1,060	5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	BB+	1,000,661
885	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	3/19 at 100.00	AA–	1,034,450
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006:
395	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	BBB–	405,926
2,210	5.000%, 3/01/36 – NPFG Insured	9/16 at 100.00	BBB	2,251,548
1,920	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB–	1,839,840
1,560	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of Natural History, Series 2004A, 5.000%, 7/01/36 – NPFG Insured	7/14 at 100.00	AA	1,607,627
4,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, Museum of Modern Art, Series 2001D, 5.125%, 7/01/31 – AMBAC Insured	7/12 at 100.00	Aa2	4,039,320
1,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, Whitney Museum of American Art, Series 2011, 5.000%, 7/01/31	1/21 at 100.00	A	1,079,690
1,000	Tompkins County Development Corporation, New York, Revenue Bonds, Ithaca College, Series 2011, 5.250%, 7/01/36 – AGM Insured	1/21 at 100.00	Aa3	1,094,960

48	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$350	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010A, 5.125%, 9/01/40	9/20 at 100.00	A–	$373,643
29,325	Total Education and Civic Organizations			31,414,385
	Health Care – 12.1% (8.4% of Total Investments)
1,400	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, St. Barnabas Hospital, Series 2002A, 5.125%, 2/01/22 – AMBAC Insured	8/12 at 100.00	N/R	1,416,660
760	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – AGM Insured	8/17 at 100.00	AA–	819,364
425	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/33 – FGIC Insured	2/15 at 100.00	BBB	436,896
1,500	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured	2/15 at 100.00	BBB	1,658,355
3,000	Dormitory Authority of the State of New York, North Shore Long Island Jewish Obligated Group Revenue Bonds, Series 2011A, 5.000%, 5/01/41	No Opt. Call	A–	3,166,860
1,540	Dormitory Authority of the State of New York, Revenue Bonds, Health Quest System Inc., Series 2007B, 5.250%, 7/01/27 – AGC Insured	7/17 at 100.00	AA–	1,646,460
855	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured	8/14 at 100.00	AA–	926,384
600	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities Hospital, Series 2003B, 5.500%, 7/01/23	7/13 at 100.00	Baa1	611,586
700	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian Hospital Project, Series 2007, 5.000%, 8/15/36 – AGM Insured	8/14 at 100.00	AA–	718,956
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series 2003A:
1,500	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	Aa3	1,550,085
1,000	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	Aa3	1,038,580
850	Westchester County Health Care Corporation, New York, Senior Lien Revenue Bonds, Series 2010-C2, 6.125%, 11/01/37	11/20 at 100.00	A3	961,979
14,130	Total Health Care			14,952,165
	Housing/Multifamily – 0.8% (0.6% of Total Investments)
1,000	Canton Capital Resource Corporation, New York, Student Housing Facility Revenue Bonds, Grasse River LLC at SUNY Canton Project Series 2010A, 5.000%, 5/01/40	5/20 at 100.00	AA–	1,022,990
	Long-Term Care – 2.5% (1.7% of Total Investments)
510	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of Westchester Project, Series 2006, 5.200%, 2/15/41	2/17 at 103.00	AA+	549,811
	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Willow Towers Inc., Series 2002:
920	5.250%, 2/01/22	8/12 at 101.00	AA+	941,206
1,500	5.400%, 2/01/34	8/12 at 101.00	AA+	1,535,745
2,930	Total Long-Term Care			3,026,762
	Tax Obligation/General – 3.2% (2.2% of Total Investments)
200	New York City, New York, General Obligation Bonds, Fiscal 2009 Series E, 5.000%, 8/01/28	8/19 at 100.00	AA	223,850
525	New York City, New York, General Obligation Bonds, Fiscal Series 2006C, 5.000%, 8/01/16 – AGM Insured	8/15 at 100.00	AA	595,229
	New York City, New York, General Obligation Bonds, Series 2004E:
1,700	5.000%, 11/01/19 – AGM Insured (UB)	11/14 at 100.00	AA	1,878,449
1,100	5.000%, 11/01/20 – AGM Insured (UB)	11/14 at 100.00	AA	1,215,467
3,525	Total Tax Obligation/General			3,912,995
	Tax Obligation/Limited – 59.1% (41.1% of Total Investments)
190	Dormitory Authority of the State of New York, 853 Schools Program Insured Revenue Bonds, Vanderheyden Hall Inc., Issue 2, Series 1998F, 5.250%, 7/01/18 – AMBAC Insured	7/12 at 100.00	N/R	190,618
3,000	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2002D, 5.250%, 10/01/23 – NPFG Insured	10/12 at 100.00	A+	3,066,570

Nuveen Investments	49

Nuveen New York Dividend Advantage Municipal Income Fund (continued)
(formerly known as Nuveen Insured New York Dividend Advantage Municipal Fund)
NKO	Portfolio of Investments
March 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$160	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 – AGM Insured	3/15 at 100.00	AAA	$178,357
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District Project, Series 2008A:
590	5.750%, 5/01/27 – AGM Insured (UB)	5/18 at 100.00	AA–	668,677
190	5.750%, 5/01/28 – AGM Insured (UB)	5/18 at 100.00	AA–	215,080
2,485	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District, Series 2007A, 5.750%, 5/01/28 – AGM Insured (UB)	5/17 at 100.00	AA–	2,894,876
1,850	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.000%, 2/15/47 – AGM Insured	2/21 at 100.00	AA–	1,942,537
4,760	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47 – FGIC Insured	2/17 at 100.00	A	4,872,336
2,290	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A, 5.250%, 11/15/25 – AGM Insured	11/12 at 100.00	AA	2,345,395
4,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A, 5.000%, 7/01/25 – FGIC Insured	7/12 at 100.00	AA–	4,037,000
1,000	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds, Series 2003A, 5.000%, 11/15/18 – AMBAC Insured	11/13 at 100.00	AAA	1,070,110
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local Government Assistance Corporation, Series 2004A:
3,400	5.000%, 10/15/25 – NPFG Insured	10/14 at 100.00	AAA	3,719,328
1,040	5.000%, 10/15/26 – NPFG Insured	10/14 at 100.00	AAA	1,136,034
300	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	327,321
3,950	5.000%, 10/15/32 – AMBAC Insured	10/14 at 100.00	AAA	4,294,203
2,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured	1/17 at 100.00	AA–	2,712,775
5	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2002B, 5.250%, 5/01/16 – NPFG Insured	11/12 at 100.00	AAA	5,070
3,000	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds, Subordinate Lien Series 2011C, 5.000%, 11/01/39	11/20 at 100.00	AAA	3,288,030
	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A:
5,130	5.750%, 4/01/33 – AGM Insured	4/21 at 100.00	AA+	5,978,138
1,000	5.750%, 4/01/41	4/21 at 100.00	AA–	1,151,210
	New York Convention Center Development Corporation, New York, Hotel Fee Revenue Bonds, Tender Option Bonds Trust 3095:
165	13.102%, 11/15/30 – AMBAC Insured (IF)	11/15 at 100.00	AA+	195,017
140	13.089%, 11/15/44 – AMBAC Insured (IF)	11/15 at 100.00	AA+	158,998
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B:
2,625	5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AA	3,296,449
500	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AA	566,915
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1:
1,900	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	2,001,289
1,000	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	1,052,950
750	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21	6/13 at 100.00	AA–	792,345
8,600	New York State Urban Development Corporation, Revenue Refunding Bonds, State Facilities, Series 1995, 5.700%, 4/01/20 – AGM Insured (UB)	No Opt. Call	AA–	10,381,146
295	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010C, 5.125%, 8/01/42 – AGM Insured	8/20 at 100.00	AA–	309,039
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
7,500	0.000%, 8/01/41 – NPFG Insured	No Opt. Call	Aa2	1,452,075
15,000	0.000%, 8/01/44 – NPFG Insured	No Opt. Call	Aa2	2,434,500
17,310	0.000%, 8/01/46 – NPFG Insured	No Opt. Call	Aa2	2,487,101
29,215	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	Aa2	3,934,676
125,840	Total Tax Obligation/Limited			73,156,165

50	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Transportation – 12.8% (8.9% of Total Investments)
$2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A, 5.000%, 11/15/25 – AGM Insured	11/13 at 100.00	AA–	$2,115,740
300	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005A, 4.750%, 11/15/27 – NPFG Insured	11/15 at 100.00	AAA	330,306
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002A:
2,000	5.125%, 11/15/22 – FGIC Insured	11/12 at 100.00	A	2,047,920
4,000	5.000%, 11/15/25 – FGIC Insured	11/12 at 100.00	A	4,095,920
1,250	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002F, 5.000%, 11/15/31 – NPFG Insured	11/12 at 100.00	A	1,278,338
740	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.000%, 11/15/44	11/21 at 100.00	A+	784,933
315	New York State Thruway Authority, General Revenue Bonds, Refunding Series 2007H, 5.000%, 1/01/25 – FGIC Insured	1/18 at 100.00	A+	354,334
865	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/20 – AMBAC Insured	1/15 at 100.00	A+	955,090
350	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 – AGM Insured (UB)	7/15 at 100.00	AA–	385,396
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005:
500	5.000%, 12/01/19 – AGM Insured	6/15 at 101.00	Aa2	566,945
1,000	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	1,067,370
345	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	365,662
390	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 17.142%, 8/15/32 – AGM Insured (IF)	8/17 at 100.00	Aa2	512,803
780	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding Bonds, Series 2002E, 5.500%, 11/15/20 – NPFG Insured	No Opt. Call	Aa3	983,564
14,835	Total Transportation			15,844,321
	U.S. Guaranteed – 8.8% (6.1% of Total Investments) (4)
	Buffalo, New York, General Obligation Bonds, Series 2002B:
1,490	5.375%, 11/15/18 (Pre-refunded 11/15/12) – NPFG Insured	11/12 at 100.00	A1 (4)	1,538,470
2,375	5.375%, 11/15/20 (Pre-refunded 11/15/12) – NPFG Insured	11/12 at 100.00	A1 (4)	2,452,259
105	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk County Issue, Series 1986, 7.375%, 7/01/16 (ETM)	No Opt. Call	Aaa	121,682
1,725	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer Center, Series 2003-1, 5.000%, 7/01/21 (Pre-refunded 7/01/13) – NPFG Insured	7/13 at 100.00	Aa2 (4)	1,826,637
400	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District, Series 2003, 5.750%, 5/01/20 (Pre-refunded 5/01/12) – AGM Insured	5/12 at 100.00	AA– (4)	401,932
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003C, 5.250%, 8/01/21 (Pre-refunded 8/01/12) – AMBAC Insured	8/12 at 100.00	AAA	1,017,100
500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2004C, 5.000%, 2/01/19 (Pre-refunded 2/01/14) – SYNCORA GTY Insured	2/14 at 100.00	AAA	542,495
	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Huntington Hospital, Series 2002C:
725	6.000%, 11/01/22 (Pre-refunded 11/01/12)	11/12 at 100.00	A– (4)	749,788
1,045	5.875%, 11/01/32 (Pre-refunded 11/01/12)	11/12 at 100.00	A– (4)	1,079,955
1,145	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2002-1, 5.500%, 7/15/24 (Pre-refunded 7/15/12)	7/12 at 100.00	Aaa	1,162,587
10,510	Total U.S. Guaranteed			10,892,905
	Utilities – 12.3% (8.5% of Total Investments)
5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A, 5.000%, 9/01/27 – AGM Insured	9/12 at 100.00	AA–	5,014,800

Nuveen Investments	51

Nuveen New York Dividend Advantage Municipal Income Fund (continued)
(formerly known as Nuveen Insured New York Dividend Advantage Municipal Fund)
NKO	Portfolio of Investments
March 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
$1,700	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	$1,855,312
1,300	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A	1,399,970
1,500	5.000%, 12/01/26 – AGC Insured	6/16 at 100.00	AA+	1,679,175
250	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B, 5.000%, 12/01/35 – CIFG Insured	6/16 at 100.00	A	259,063
5,000	New York State Energy Research and Development Authority, Pollution Control Revenue Refunding Bonds, Niagara Mohawk Power Corporation, Series 1998A, 5.150%, 11/01/25 – AMBAC Insured	5/12 at 100.00	A–	5,006,750
14,750	Total Utilities			15,215,070
	Water and Sewer – 4.6% (3.2% of Total Investments)
1,900	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2012 Series BB, 5.000%, 6/15/44	12/21 at 100.00	AA+	2,063,457
1,140	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Series 2006B, 5.000%, 6/15/36 – NPFG Insured (UB)	6/16 at 100.00	AAA	1,237,025
2,295	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%, 6/01/28 – NPFG Insured	6/15 at 100.00	AAA	2,427,353
5,335	Total Water and Sewer			5,727,835
$225,300	Total Investments (cost $168,963,939) – 144.0%			178,187,750
	Floating Rate Obligations – (9.4)%			(11,620,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (40.4)% (5)			(50,000,000)
	Other Assets Less Liabilities – 5.8%			7,180,536
	Net Assets Applicable to Common Shares – 100%			$123,748,286

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 28.1%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

 See accompanying notes to financial statements.

52	Nuveen Investments

Nuveen New York AMT-Free Municipal Income Fund
(formerly known as Nuveen Insured New York Tax-Free Advantage Municipal Fund)
NRK	Portfolio of Investments
March 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 3.3% (2.1% of Total Investments)
$1,500	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003, 5.750%, 6/01/33	6/13 at 100.00	A1	$1,485,375
285	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB+	281,965
1,785	Total Consumer Staples			1,767,340
	Education and Civic Organizations – 30.6% (19.8% of Total Investments)
3,400	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University, Series 2007A, 5.250%, 7/01/32 – NPFG Insured	7/17 at 100.00	A–	3,593,562
2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Long Island University, Series 2003A, 5.000%, 9/01/32 – RAAI Insured	9/12 at 100.00	Baa3	2,007,580
2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount Sinai School of Medicine, Series 1994A, 5.150%, 7/01/24 – NPFG Insured	No Opt. Call	A–	2,278,420
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured	No Opt. Call	Aa2	1,059,170
410	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2006A, 5.000%, 7/01/31 – NPFG Insured	7/16 at 100.00	Aa2	434,001
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A, 5.000%, 7/01/25 – FGIC Insured	7/17 at 100.00	BBB	1,083,580
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Mount St. Mary College, Series 2003, 5.000%, 7/01/32 – RAAI Insured	7/13 at 100.00	A–	1,008,440
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of Technology, Series 2006A:
100	5.250%, 7/01/20 – AMBAC Insured	No Opt. Call	A1	121,011
80	5.250%, 7/01/21 – AMBAC Insured	No Opt. Call	A1	97,406
225	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Colgate University, Tender Option Bond Trust 3127, 13.077%, 1/01/14 – AMBAC Insured (IF)	No Opt. Call	AA+	251,840
300	New York City Industrial Development Agency, New York, Payment in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project, Series 2009, 6.125%, 1/01/29 – AGC Insured	1/19 at 100.00	AA–	331,677
495	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	3/19 at 100.00	AA–	578,591
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006:
170	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	BBB–	174,702
1,425	5.000%, 3/01/36 – NPFG Insured	9/16 at 100.00	BBB	1,451,790
840	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB–	804,930
1,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of Natural History, Series 2004A, 5.000%, 7/01/36 – NPFG Insured	7/14 at 100.00	AA	1,030,530
15,445	Total Education and Civic Organizations			16,307,230
	Health Care – 21.4% (13.9% of Total Investments)
2,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, Lutheran Medical Center, Series 2003, 5.000%, 8/01/31 – NPFG Insured	2/13 at 100.00	BBB	2,017,900
3,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, St. Barnabas Hospital, Series 2002A, 5.000%, 2/01/31 – AMBAC Insured	8/12 at 100.00	N/R	3,035,310
335	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – AGM Insured	8/17 at 100.00	AA–	361,167
1,000	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured	2/15 at 100.00	BBB	1,105,570
255	Dormitory Authority of the State of New York, Revenue Bonds, Health Quest System Inc., Series 2007B, 5.125%, 7/01/37 – AGC Insured	7/17 at 100.00	AA–	267,408
760	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured	8/14 at 100.00	AA–	823,452

Nuveen Investments	53

Nuveen New York AMT-Free Municipal Income Fund (continued)
(formerly known as Nuveen Insured New York Tax-Free Advantage Municipal Fund)
NRK	Portfolio of Investments
March 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$750	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities Hospital, Series 2003B, 5.500%, 7/01/23	7/13 at 100.00	Baa1	$764,483
305	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian Hospital Project, Series 2007, 5.000%, 8/15/36 – AGM Insured	8/14 at 100.00	AA–	313,259
2,640	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series 2003A, 5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	Aa3	2,728,150
11,045	Total Health Care			11,416,699
	Long-Term Care – 0.6% (0.4% of Total Investments)
290	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of Westchester Project, Series 2006, 5.200%, 2/15/41	2/17 at 103.00	AA+	312,637
	Tax Obligation/General – 3.2% (2.0% of Total Investments)
1,000	Nassau County, New York, General Obligation Bonds, General Improvement Series 2009C, 5.000%, 10/01/29 – AGC Insured	10/19 at 100.00	AA–	1,094,430
50	New York City, New York, General Obligation Bonds, Fiscal Series 1998H, 5.125%, 8/01/25 – NPFG Insured	8/12 at 100.00	AA	50,177
225	New York City, New York, General Obligation Bonds, Fiscal Series 2006C, 5.000%, 8/01/16 – AGM Insured	8/15 at 100.00	AA	255,098
250	New York City, New York, General Obligation Bonds, Series 5.000%, 11/01/19 –2004E, AGM Insured (UB)	11/14 at 100.00	AA	276,243
1,525	Total Tax Obligation/General			1,675,948
	Tax Obligation/Limited – 49.5% (32.1% of Total Investments)
2,695	Buffalo Fiscal Stability Authority, New York, Sales Tax Revenue State Aid Secured Bonds, Series 2004A, 5.250%, 8/15/12 – NPFG Insured	No Opt. Call	Aa1	2,744,372
1,000	Dormitory Authority of the State of New York, Master Lease Program Revenue Bonds, Nassau County Board of Cooperative Educational Services, Series 2009A, 5.000%, 8/15/28 – AGC Insured	8/19 at 100.00	AA–	1,099,790
3,000	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2002D, 5.250%, 10/01/23 – NPFG Insured	10/12 at 100.00	A+	3,066,571
1,000	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2009A, 5.625%, 10/01/29 – AGC Insured	10/19 at 100.00	AA–	1,137,040
1,085	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District, Series 2007A, 5.750%, 5/01/28 – AGM Insured (UB)	5/17 at 100.00	AA–	1,263,960
340	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District Project, Series 2008A, 5.750%, 5/01/27 – AGM Insured (UB)	5/18 at 100.00	AA–	385,339
1,400	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.750%, 2/15/47	No Opt. Call	A	1,568,672
2,055	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47 – FGIC Insured	2/17 at 100.00	A	2,103,498
1,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A, 5.000%, 7/01/25 – FGIC Insured	7/12 at 100.00	AA–	1,009,250
560	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003, 5.500%, 1/01/34	1/13 at 102.00	BBB	557,278
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local Government Assistance Corporation, Series 2004A:
610	5.000%, 10/15/25 – NPFG Insured (UB)	10/14 at 100.00	AAA	667,291
555	5.000%, 10/15/26 – NPFG Insured (UB)	10/14 at 100.00	AAA	606,249
740	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured	1/17 at 100.00	AA–	802,981
1,000	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A, 5.750%, 4/01/33 – AGM Insured	4/21 at 100.00	AA+	1,165,330
280	New York Convention Center Development Corporation, New York, Hotel Fee Revenue Bonds, Tender Option Bonds Trust 3095, 13.089%, 11/15/44 – AMBAC Insured (IF)	11/15 at 100.00	AA+	317,996
1,290	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds, Series 2002A, 5.000%, 1/01/23 – FGIC Insured	1/13 at 100.00	AAA	1,330,712

54	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$950	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B, 5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AA	$1,193,001
1,200	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	1,263,972
750	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21	6/13 at 100.00	AA–	792,345
295	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010C, 5.125%, 8/01/42 – AGM Insured	8/20 at 100.00	AA–	309,039
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
3,500	0.000%, 8/01/41 – NPFG Insured	No Opt. Call	Aa2	677,635
1,550	0.000%, 8/01/45 – NPFG Insured	No Opt. Call	Aa2	237,119
12,040	0.000%, 8/01/46 – NPFG Insured	No Opt. Call	Aa2	1,729,907
2,425	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	Aa2	326,599
41,320	Total Tax Obligation/Limited			26,355,946
	Transportation – 14.6% (9.5% of Total Investments)
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005A:
100	4.750%, 11/15/27 – NPFG Insured	11/15 at 100.00	AAA	110,102
500	4.750%, 11/15/30 – AMBAC Insured	11/15 at 100.00	A	516,350
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002A, 5.000%, 11/15/25 – FGIC Insured	11/12 at 100.00	A	1,023,980
355	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.000%, 11/15/44	11/21 at 100.00	A+	376,556
140	New York State Thruway Authority, General Revenue Bonds, Refunding Series 2007H, 5.000%, 1/01/25 – FGIC Insured	1/18 at 100.00	A+	157,482
1,875	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/20 – AMBAC Insured	1/15 at 100.00	A+	2,070,281
3,000	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/32 – AGM Insured	7/15 at 100.00	AA–	3,303,390
170	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 17.142%, 8/15/32 – AGM Insured (IF)	8/17 at 100.00	Aa2	223,530
7,140	Total Transportation			7,781,671
	U.S. Guaranteed – 19.9% (12.9% of Total Investments) (4)
1,185	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds, Shorefront Jewish Geriatric Center Inc., Series 2002, 5.200%, 2/01/32 (Pre-refunded 2/01/13)	2/13 at 102.00	Aaa	1,257,593
25	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer Center, Series 2003-1, 5.000%, 7/01/21 (Pre-refunded 7/01/13) – NPFG Insured	7/13 at 100.00	Aa2 (4)	26,473
500	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Group, Series 2003, 5.375%, 5/01/23 (Pre-refunded 5/01/13)	5/13 at 100.00	Aaa	527,730
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of Technology, Series 2002A, 5.250%, 7/01/22 (Pre-refunded 7/01/12) – AMBAC Insured	7/12 at 100.00	A1 (4)	1,012,840
55	Erie County Water Authority, New York, Water Revenue Bonds, Series 1990B, 6.750%, 12/01/14 - AMBAC Insured (ETM)	No Opt. Call	N/R (4)	60,369
3,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003C, 5.250%, 8/01/18 (Pre-refunded 8/01/12) – AMBAC Insured	8/12 at 100.00	AAA	3,051,300
2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds, Fiscal Series 2003D, 5.000%, 2/01/22 (Pre-refunded 2/01/13) – NPFG Insured	2/13 at 100.00	Aaa	2,080,180
500	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State Facilities and Equipment, Series 2002C-1, 5.500%, 3/15/21 (Pre-refunded 3/15/13) – FGIC Insured	3/13 at 100.00	AA+ (4)	525,125
2,000	Power Authority of the State of New York, General Revenue Bonds, Series 2002A, 5.000%, 11/15/20 (Pre-refunded 11/15/12)	11/12 at 100.00	Aa2 (4)	2,060,380
10,265	Total U.S. Guaranteed			10,601,990

Nuveen Investments	55

Nuveen New York AMT-Free Municipal Income Fund (continued)
(formerly known as Nuveen Insured New York Tax-Free Advantage Municipal Fund)
NRK	Portfolio of Investments
March 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utilities – 6.7% (4.3% of Total Investments)
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
$1,130	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	$1,233,237
870	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A	936,903
1,000	5.000%, 12/01/26 – AGC Insured	6/16 at 100.00	AA+	1,119,450
125	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B, 5.000%, 12/01/35 – CIFG Insured	6/16 at 100.00	A	129,531
110	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%, 11/15/19 – FGIC Insured	11/15 at 100.00	Aa2	125,773
3,235	Total Utilities			3,544,894
	Water and Sewer – 4.6% (3.0% of Total Investments)
1,780	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2012 Series BB, 5.000%, 6/15/44	12/21 at 100.00	AA+	1,933,133
495	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Series 2006B, 5.000%, 6/15/36 – NPFG Insured (UB)	6/16 at 100.00	AAA	537,129
2,275	Total Water and Sewer			2,470,262
$94,325	Total Investments (cost $78,381,482) – 154.4%			82,234,617
	Floating Rate Obligations – (4.5)%			(2,390,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (52.0)% (5)			(27,680,000)
	Other Assets Less Liabilities – 2.1%			1,111,993
	Net Assets Applicable to Common Shares – 100%			$53,276,610

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.7%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

 See accompanying notes to financial statements.

56	Nuveen Investments

Statement of
Assets & Liabilities
March 31, 2012 (Unaudited)

	New York		New York		New York
	Investment		Select		Quality
	Quality		Quality		Income
	(NQN	)	(NVN	)	(NUN	)
Assets
Investments, at value (cost $386,788,937, $505,748,634 and $521,449,419, respectively)	$409,147,668		$543,240,492		$554,958,437
Cash	8,486,558		10,852,596		3,234,462
Receivables:
Interest	5,583,271		7,478,654		7,632,229
Investments sold	10,000		5,803,316		6,965,000
Deferred offering costs	662,896		813,441		808,557
Other assets	126,118		175,366		177,217
Total assets	424,016,511		568,363,865		573,775,902
Liabilities
Floating rate obligations	37,145,000		33,510,000		40,245,000
Payables:
Common share dividends	1,047,342		1,466,425		1,536,171
Interest	—		—		—
Offering costs	56,297		—		27,825
MuniFund Term Preferred (MTP) Shares, at liquidation value	—		—		—
Variable Rate MuniFund Term Preferred (VMTP) Shares, at liquidation value	—		—		—
Variable Rate Demand Preferred (VRDP) Shares, at liquidation value	112,300,000		164,800,000		161,700,000
Accrued expenses:
Management fees	216,043		288,548		291,402
Other	139,492		209,596		161,996
Total liabilities	150,904,174		200,274,569		203,962,394
Net assets applicable to Common shares	$273,112,337		$368,089,296		$369,813,508
Common shares outstanding	17,542,953		23,230,215		23,782,336
Net asset value per Common share outstanding (net assets applicable to Common shares,divided by Common shares outstanding)	$15.57		$15.85		$15.55
Net assets applicable to Common shares consist of:
Common shares, $.01 par value per share	$175,430		$232,302		$237,823
Paid-in surplus	249,350,008		328,920,003		334,996,330
Undistributed (Over-distribution of) net investment income	3,625,359		4,936,235		5,063,208
Accumulated net realized gain (loss)	(2,397,191)		(3,491,102)		(3,992,871)
Net unrealized appreciation (depreciation)	22,358,731		37,491,858		33,509,018
Net assets applicable to Common shares	$273,112,337		$368,089,296		$369,813,508
Authorized shares:
Common	200,000,000		200,000,000		200,000,000
Auction Rate Preferred Shares (ARPS)	950,000		950,000		950,000
MTP	—		—		—
VMTP	—		—		—
VRDP	50,000		50,000		50,000

See accompanying notes to financial statements.

Nuveen Investments	57

Statement of
Assets & Liabilities (Unaudited) (continued)

	New York		New York		New York
	Premium		Dividend		AMT-Free
	Income		Advantage		Income
	(NNF	)	(NKO	)	(NRK	)
Assets
Investments, at value (cost $184,812,520, $168,963,939 and $78,381,482, respectively)	$196,332,902		$178,187,750		$82,234,617
Cash	152,444		3,245,595		50,495
Receivables:
Interest	2,722,352		2,637,420		994,014
Investments sold	5,050		1,252,400		—
Deferred offering costs	261,144		653,775		409,243
Other assets	11,419		46,581		13,943
Total assets	199,485,311		186,023,521		83,702,312
Liabilities
Floating rate obligations	16,600,000		11,620,000		2,390,000
Payables:
Common share dividends	520,407		528,523		196,100
Interest	51,406		—		62,742
Offering costs	12,276		—		22,905
MuniFund Term Preferred (MTP) Shares, at liquidation value	—		—		27,680,000
Variable Rate MuniFund Term Preferred (VMTP) Shares, at liquidation value	50,700,000		—		—
Variable Rate Demand Preferred (VRDP) Shares, at liquidation value	—		50,000,000		—
Accrued expenses:
Management fees	103,308		89,016		42,832
Other	50,225		37,696		31,123
Total liabilities	68,037,622		62,275,235		30,425,702
Net assets applicable to Common shares	$131,447,689		$123,748,286		$53,276,610
Common shares outstanding	8,250,390		7,937,131		3,506,560
Net asset value per Common share outstanding (net assets applicable to Common shares,divided by Common shares outstanding)	$15.93		$15.59		$15.19
Net assets applicable to Common shares consist of:
Common shares, $.01 par value per share	$82,504		$79,371		$35,066
Paid-in surplus	118,734,995		113,645,351		49,724,125
Undistributed (Over-distribution of) net investment income	2,422,667		1,455,041		108,798
Accumulated net realized gain (loss)	(1,312,859)		(655,288)		(444,514)
Net unrealized appreciation (depreciation)	11,520,382		9,223,811		3,853,135
Net assets applicable to Common shares	$131,447,689		$123,748,286		$53,276,610
Authorized shares:
Common	200,000,000		Unlimited		Unlimited
Auction Rate Preferred Shares (ARPS)	999,493		Unlimited		Unlimited
MTP	—		—		Unlimited
VMTP	507		—		—
VRDP	—		Unlimited		—

See accompanying notes to financial statements.

58	Nuveen Investments

Statement of
Operations
Six Months Ended March 31, 2012
(Unaudited)

	New York		New York		New York		New York	New York	New York
	Investment		Select		Quality		Premium	Dividend	AMT-Free
	Quality		Quality		Income		Income	Advantage	Income
	(NQN	)	(NVN	)	(NUN	)	(NNF )	(NKO )	(NRK	)
Investment Income	$9,410,949		$12,987,753		$13,050,489		$4,584,958	$4,223,819	$1,916,291
Expenses
Management fees	1,271,383		1,695,487		1,713,412		607,823	569,705	252,339
Dividend disbursing agent fees	—		—		—		13,320	—	—
Shareholders’ servicing agent fees and expenses	11,403		10,983		11,363		15,228	516	8,509
Interest expense and amortization of offering costs	251,279		301,808		322,937		396,103	105,147	428,896
Fees on VRDP Shares	493,151		723,697		710,083		—	284,285	—
Custodian’s fees and expenses	31,043		39,223		42,068		20,042	16,296	9,318
Directors’/Trustees’ fees and expenses	6,548		7,648		8,957		3,208	3,044	1,511
Professional fees	11,765		12,337		9,100		11,484	11,990	10,133
Shareholders’ reports – printing and mailing expenses	41,404		46,359		36,063		25,222	20,779	18,569
Stock exchange listing fees	4,348		4,348		4,348		4,348	537	7,750
Investor relations expense	12,711		16,580		17,334		6,588	6,020	2,937
Other expenses	17,625		21,505		—		2,201	20,351	13,605
Total expenses before custodian fee credit and expense reimbursement	2,152,660		2,879,975		2,875,665		1,105,567	1,038,670	753,567
Custodian fee credit	(1,715)		(2,865)		(2,076)		(404)	(1,658)	(283)
Expense reimbursement	—		—		—		—	(45,829)	—
Net expenses	2,150,945		2,877,110		2,873,589		1,105,163	991,183	753,284
Net investment income (loss)	7,260,004		10,110,643		10,176,900		3,479,795	3,232,636	1,163,007
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	417,004		220,674		341,956		35,470	244,919	31,634
Change in net unrealized appreciation (depreciation) of investments	4,522,760		7,673,071		6,933,299		1,989,931	1,775,304	655,085
Net realized and unrealized gain (loss)	4,939,764		7,893,745		7,275,255		2,025,401	2,020,223	686,719
Distributions to Auction Rate
Preferred Shareholders
From net investment income	—		—		—		(82)	—	—
Decrease in net assets applicable to Common shares from distributions to Auction Rate Preferred shareholders	—		—		—		(82)	—	—
Net increase (decrease) in net assets applicable to Common shares from operations	$12,199,768		$18,004,388		$17,452,155		$5,505,114	$5,252,859	$1,849,726
See accompanying notes to financial statements.

Nuveen Investments	59

Statement of
Changes in Net Assets (Unaudited)

	New York		New York		New York
	Investment Quality (NQN)		Select Quality (NVN)		Quality Income (NUN)
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	3/31/12	9/30/11	3/31/12	9/30/11	3/31/12	9/30/11
Operations
Net investment income (loss)	$7,260,004	$14,267,156	$10,110,643	$19,859,755	$10,176,900	$20,327,334
Net realized gain (loss) from investments	417,004	815,288	220,674	617,919	341,956	439,031
Change in net unrealized appreciation (depreciation) of investments	4,522,760	(3,309,672)	7,673,071	(6,120,459)	6,933,299	(6,386,485)
Distributions to Auction Rate
Preferred Shareholders from net investment income	—	—	—	—	—	(189,512)
Net increase (decrease) in net assets applicable to Common shares from operations	12,199,768	11,772,772	18,004,388	14,357,215	17,452,155	14,190,368
Distributions to Common Shareholders
From net investment income	(7,399,971)	(14,119,537)	(10,096,290)	(19,544,653)	(10,408,178)	(19,761,948)
From accumulated net realized gains	(868,894)	(888,164)	(656,515)	(677,393)	(527,302)	(104,510)
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(8,268,865)	(15,007,701)	(10,752,805)	(20,222,046)	(10,935,480)	(19,866,458)
Capital Share Transactions
Net proceeds from Common shares issued to shareholders due to reinvestment of distributions	388,317	—	505,514	—	467,878	—
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	388,317	—	505,514	—	467,878	—
Net increase (decrease) in net assets applicable to Common shares	4,319,220	(3,234,929)	7,757,097	(5,864,831)	6,984,553	(5,676,090)
Net assets applicable to Common shares at the beginning of period	268,793,117	272,028,046	360,332,199	366,197,030	362,828,955	368,505,045
Net assets applicable to Common shares at the end of period	$273,112,337	$268,793,117	$368,089,296	$360,332,199	$369,813,508	$362,828,955
Undistributed (Over-distribution of)net investment income at the end of period	$3,625,359	$3,765,326	$4,936,235	$4,921,882	$5,063,208	$5,294,486

See accompanying notes to financial statements.

60	Nuveen Investments

	New York		New York		New York
	Premium Income (NNF)		Dividend Advantage (NKO)		AMT-Free Income (NRK)
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	3/31/12	9/30/11	3/31/12	9/30/11	3/31/12	9/30/11
Operations
Net investment income	$3,479,795	$7,340,716	$3,232,636	$6,512,496	$1,163,007	$2,282,477
Net realized gain (loss) from investments	35,470	59,685	244,919	46,221	31,634	46,963
Change in net unrealized appreciation (depreciation) of investments	1,989,931	(1,168,454)	1,775,304	(850,898)	655,085	(924,356)
Distributions to Auction Rate
Preferred Shareholders from net investment income	(82)	(172,673)	—	—	—	—
Net increase (decrease) in net assets applicable to Common shares from operations	5,505,114	6,059,274	5,252,859	5,707,819	1,849,726	1,405,084
Distributions to Common Shareholders
From net investment income	(3,438,543)	(6,421,699)	(3,238,349)	(6,171,119)	(1,230,803)	(2,577,322)
From accumulated net realized gains	(47,812)	—	(41,273)	—	(36,118)	—
Decrease in net assets applicable to
Common shares from distributions to Common shareholders	(3,486,355)	(6,421,699)	(3,279,622)	(6,171,119)	(1,266,921)	(2,577,322)
Capital Share Transactions
Net proceeds from Common shares issued to shareholders due to reinvestment of distributions	110,105	—	—	—	—	—
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	110,105	—	—	—	—	—
Net increase (decrease) in net assets applicable to Common shares	2,128,864	(362,425)	1,973,237	(463,300)	582,805	(1,172,238)
Net assets applicable to Common shares at the beginning of period	129,318,825	129,681,250	121,775,049	122,238,349	52,693,805	53,866,043
Net assets applicable to Common shares at the end of period	$131,447,689	$129,318,825	$123,748,286	$121,775,049	$53,276,610	$52,693,805
Undistributed (Over-distribution of) net investment income at the end of period	$2,422,667	$2,381,497	$1,455,041	$1,460,754	$108,798	$176,594

See accompanying notes to financial statements.

Nuveen Investments	61

Statement of
Cash Flows
Six Months Ended March 31, 2012
(Unaudited)

	New York	New York	New York
	Investment	Select	Quality
	Quality	Quality	Income
	(NQN )	(NVN )	(NUN )
Cash Flows from Operating Activities:
Net Increase (Decrease) In Net Assets Applicable to Common
Shares from Operations	$12,199,768	$18,004,388	$17,452,155
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:Purchases of investments	(26,875,837)	(26,070,587)	(49,166,024)
Proceeds from sales and maturities of investments	31,185,602	34,648,346	59,409,112
Amortization (Accretion) of premiums and discounts, net	612,146	198,807	314,946
(Increase) Decrease in:
Receivable for interest	313,310	197,753	127,131
Receivable for investments sold	120,000	(5,798,316)	(6,965,000)
Other assets	(3,130)	(1,426)	(2,037)
Increase (Decrease) in:
Payable for interest	—	—	—
Accrued management fees	7,423	10,963	10,540
Accrued other expenses	14,550	19,977	(34,031)
Net realized (gain) loss from:
Investments	(417,004)	(220,674)	(341,956)
Paydowns	—	(1,115)	(928)
Change in net unrealized (appreciation) depreciation of investments	(4,522,760)	(7,673,071)	(6,933,299)
Net cash provided by (used in) operating activities	12,634,068	13,315,045	13,870,609
Cash Flows from Financing Activities:
(Increase) Decrease in:
Cash equivalents(1)	—	—	—
Deferred offering costs	11,722	6,788	14,129
Increase (Decrease) in:
ARPS noticed for redemption, at liquidation value	—	—	—
Payable for offering costs	(231,101)	(261,689)	(266,591)
Cash distributions paid to Common shareholders	(7,871,883)	(10,229,240)	(10,451,940)
Net cash provided by (used in) financing activities	(8,091,262)	(10,484,141)	(10,704,402)
Net Increase (Decrease) in Cash	4,542,806	2,830,904	3,166,207
Cash at the beginning of period	3,943,752	8,021,692	68,255
Cash at the End of Period	$8,486,558	$10,852,596	$3,234,462

(1) Segregated for the payment of ARPS noticed for redemption.

Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consist of reinvestments of Common share distributions as follows:

New York		New York		New York
Investment		Select		Quality
Quality		Quality		Income
(NQN	)	(NVN	)	(NUN	)
$388,317		$505,514		$467,878

Cash paid for interest (excluding amortization of offering costs) was as follows:

New York		New York		New York
Investment		Select		Quality
Quality		Quality		Income
(NQN	)	(NVN	)	(NUN	)
$239,558		$287,130		$308,808

See accompanying notes to financial statements.

62	Nuveen Investments

	New York	New York	New York
	Premium	Dividend	AMT-Free
	Income	Advantage	Income
	(NNF )	(NKO )	(NRK )
Cash Flows from Operating Activities:
Net Increase (Decrease) In Net Assets Applicable to Common
Shares from Operations	$5,505,114	$5,252,859	$1,849,726
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(11,992,406)	(19,969,267)	(6,039,991)
Proceeds from sales and maturities of investments	11,620,621	21,276,815	4,041,181
Amortization (Accretion) of premiums and discounts, net	237,850	88,219	81,022
(Increase) Decrease in:
Receivable for interest	199,705	192,657	11,532
Receivable for investments sold	(5,050)	(1,252,400)	—
Other assets	11,653	(2,471)	23,919
Increase (Decrease) in:
Payable for interest	12,749	—	3,922
Accrued management fees	3,711	3,150	1,416
Accrued other expenses	(16,599)	(1,322)	(3,743)
Net realized (gain) loss from:
Investments	(35,470)	(244,919)	(31,634)
Paydowns	—	—	—
Change in net unrealized (appreciation) depreciation of investments	(1,989,931)	(1,775,304)	(655,085)
Net cash provided by (used in) operating activities	3,551,947	3,568,017	(717,735)
Cash Flows from Financing Activities:
(Increase) Decrease in:
Cash equivalents(1)	24,808,290	—	—
Deferred offering costs	52,285	(36,959)	66,512
Increase (Decrease) in:
ARPS noticed for redemption, at liquidation value	(24,800,000)	—	—
Payable for offering costs	(126,308)	(59,290)	(95,231)
Cash distributions paid to Common shareholders	(3,371,230)	(3,274,772)	(1,266,825)
Net cash provided by (used in) financing activities	(3,436,963)	(3,371,021)	(1,295,544)
Net Increase (Decrease) in Cash	114,984	196,996	(2,013,279)
Cash at the beginning of period	37,460	3,048,599	2,063,774
Cash at the End of Period	$152,444	$3,245,595	$50,495

(1) Segregated for the payment of ARPS noticed for redemption.

Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consist of reinvestments of Common share distributions as follows:

New York		New York		New York
Premium		Dividend		AMT-Free
Income		Advantage		Income
(NNF	)	(NKO	)	(NRK	)
$110,105		$—		$—

Cash paid for interest (excluding amortization of offering costs) was as follows:

New York		New York		New York
Premium		Dividend		AMT-Free
Income		Advantage		Income
(NNF	)	(NKO	)	(NRK	)
$331,069		$91,366		$358,463

See accompanying notes to financial statements.

Nuveen Investments	63

Financial
Highlights (Unaudited)

Selected data for a Common share outstanding throughout each period:

		Investment Operations						Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Share- holders (a)	Distributions from Capital Gains to Auction Rate Preferred Share– holders	(a)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share– holders	Total	Discount from Common Shares Repurchased and Retired		Ending Common Share Net Asset Value	Ending Market Value
New York Investment Quality (NQN)
Year Ended 9/30:
2012(f)	$15.34	$.41	$.29	$—	$—		$.70	$(.42)	$(.05)	$(.47)	$—		$15.57	$14.94
2011	15.53	.81	(.14)	—	—		.67	(.81)	(.05)	(.86)	—		15.34	14.37
2010	15.08	.87	.37	(.02)	—		1.22	(.77)	—	(.77)	—		15.53	14.93
2009	13.23	.88	1.74	(.09)	—		2.53	(.68)	—	(.68)	—	*	15.08	14.13
2008	14.77	.90	(1.56)	(.26)	—		(.92)	(.62)	—	(.62)	—	*	13.23	10.72
2007	15.18	.89	(.29)	(.25)	(.02)		.33	(.67)	(.07)	(.74)	—		14.77	13.70

New York Select Quality (NVN)
Year Ended 9/30:
2012(f)	15.53	.44	.35	—	—		.79	(.44)	(.03)	(.47)	—		15.85	15.11
2011	15.79	.85	(.24)	—	—		.61	(.84)	(.03)	(.87)	—		15.53	14.76
2010	15.37	.91	.33	(.03)	—		1.21	(.79)	—	(.79)	—		15.79	15.40
2009	13.34	.90	1.90	(.09)	—		2.71	(.68)	—	(.68)	—	*	15.37	13.76
2008	14.98	.91	(1.63)	(.27)	—	*	(.99)	(.64)	(.01)	(.65)	—	*	13.34	10.70
2007	15.44	.92	(.37)	(.27)	(.01)		.27	(.70)	(.03)	(.73)	—		14.98	13.86

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

64	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares(c)(d)
Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(e)	Net Investment Income (Loss)		Portfolio Turnover Rate

7.22%	4.63%	$273,112	1.59	%**	5.36	%**	7%
2.39	4.68	268,793	1.73		5.52		4
11.63	8.42	272,028	1.31		5.83		6
39.45	19.74	264,170	1.42		6.45		3
(17.85)	(6.46)	232,903	1.46		6.15		9
3.22	2.22	260,224	1.40		5.98		19

5.47	5.10	368,089	1.58	**	5.55	**	5
1.95	4.27	360,332	1.73		5.75		5
18.34	8.18	366,197	1.26		6.00		8
36.22	20.98	356,491	1.36		6.52		5
(18.81)	(6.90)	310,931	1.41		6.16		12
1.70	1.75	349,388	1.38		6.05		17

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS and/or VRDP Shares, where applicable.

(d)	Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(e)
The expense ratios reflect, among other things, all interest expense and other costs related to VRDP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, both as described in Footnote 1 – General Information and Significant Accounting Policies, Variable Rate Demand Preferred Shares and Inverse Floating Rate Securities, respectively as follows:

New York Investment Quality (NQN)
Year Ended 9/30:
2012(f)	.55	%**
2011	.67
2010	.17
2009	.22
2008	.22
2007	.18

New York Select Quality (NVN)
Year Ended 9/30:
2012(f)	.56	**
2011	.69
2010	.14
2009	.16
2008	.20
2007	.18

(f)	For the six months ended March 31, 2012.
*	Rounds to less than $.01 per share.
**	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	65

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations						Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Share- holders (a)	Distributions from Capital Gains to Auction Rate Preferred Share- holders	(a)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share- holders	Total	Discount from Common Shares Repurchased and Retired		Ending Common Share Net Asset Value	Ending Market Value
New York Quality Income (NUN)
Year Ended 9/30:
2012(f)	$15.28	$.43	$.30	$—	$—		$.73	$(.44)	$(.02)	$(.46)	$—		$15.55	$14.81
2011	15.51	.86	(.25)	(.01)	—		.60	(.83)	— *	(.83)	—		15.28	14.80
2010	15.15	.91	.27	(.03)	—		1.15	(.79)	—	(.79)	—	*	15.51	15.10
2009	13.20	.89	1.81	(.09)	—		2.61	(.67)	—	(.67)	.01		15.15	13.68
2008	14.79	.89	(1.59)	(.27)	—	*	(.97)	(.61)	(.01)	(.62)	—	*	13.20	10.43
2007	15.21	.89	(.33)	(.28)	(.01)		.27	(.65)	(.04)	(.69)	—		14.79	13.46

New York Premium Income (NNF)
Year Ended 9/30:
2012(f)	15.69	.42	.25	—	—		.67	(.42)	(.01)	(.43)	—		15.93	15.21
2011	15.73	.89	(.13)	(.02)	—		.74	(.78)	—	(.78)	—		15.69	14.77
2010	15.29	.86	.35	(.03)	—		1.18	(.74)	—	(.74)	—	*	15.73	15.18
2009	13.39	.84	1.76	(.08)	—		2.52	(.63)	—	(.63)	.01		15.29	13.64
2008	14.88	.86	(1.48)	(.26)	—		(.88)	(.61)	—	(.61)	—		13.39	11.04
2007	15.31	.87	(.33)	(.25)	(.01)		.28	(.67)	(.04)	(.71)	—		14.88	13.54

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

66	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares(c)(d)
Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(e)	Net Investment Income (Loss)		Portfolio Turnover Rate

3.13%	4.83%	$369,814	1.57	%**	5.55	%**	9%
4.01	4.26	362,829	1.62		5.81		3
16.77	7.87	368,505	1.22		6.08		6
38.91	20.46	359,827	1.38		6.50		5
(18.60)	(6.80)	315,510	1.42		6.10		9
.21	1.81	353,564	1.38		5.95		21

5.80	4.27	131,448	1.70	**	5.33	**	6
2.78	5.04	129,319	1.28		5.93		3
17.25	7.96	129,681	1.25		5.63		4
30.31	19.42	126,259	1.42		6.02		5
(14.53)	(6.18)	111,528	1.45		5.84		10
(.20)	1.85	123,956	1.40		5.79		21

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS, VMTP and/or VRDP Shares, where applicable.

(d)	Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(e)
The expense ratios reflect, among other things, all interest expense and other costs related to VMTP Shares, VRDP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, each as described in Footnote 1 – General Information and Significant Accounting Policies, Variable Rate MuniFund Term Preferred Shares, Variable Rate Demand Preferred Shares and Inverse Floating Rate Securities, respectively as follows:

New York Quality Income (NUN)
Year Ended 9/30:
2012(f)	.56	%**
2011	.55
2010	.07
2009	.18
2008	.21
2007	.18

New York Premium Income (NNF)
Year Ended 9/30:
2012(f)	.61	**
2011	.13
2010	.09
2009	.21
2008	.21
2007	.17

(f)	For the six months ended March 31, 2012.
*	Rounds to less than $.01 per share.
**	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	67

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations						Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Share- holders (a)	Distributions from Capital Gains to Auction Rate Preferred Share- holders	(a)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share- holders	Total	Discount from Common Shares Repurchased and Retired		Ending Common Share Net Asset Value	Ending Market Value
New York Dividend Advantage (NKO)
Year Ended 9/30:
2012(f)	$15.34	$.41	$.26	$—	$—		$.67	$(.41)	$(.01)	$(.42)	$—		$15.59	$14.76
2011	15.40	.82	(.10)	—	—		.72	(.78)	—	(.78)	—		15.34	14.16
2010	15.17	.81	.19	—	—		1.00	(.77)	— *	(.77)	—		15.40	14.72
2009	13.38	.78	1.73	—	—	*	2.51	(.70)	(.02)	(.72)	—	*	15.17	14.07
2008	14.96	.91	(1.57)	(.22)	(.01)		(.89)	(.66)	(.03)	(.69)	—		13.38	10.96
2007	15.34	.95	(.34)	(.26)	—	*	.35	(.72)	(.01)	(.73)	—		14.96	14.10

New York AMT-Free Income (NRK)
Year Ended 9/30:
2012(f)	15.03	.33	.19	—	—		.52	(.35)	(.01)	(.36)	—		15.19	14.40
2011	15.36	.65	(.24)	—	—		.41	(.74)	—	(.74)	—		15.03	13.86
2010	15.18	.77	.23	(.01)	(.01)		.98	(.73)	(.07)	(.80)	—		15.36	14.75
2009	13.31	.83	1.81	(.10)	—	*	2.54	(.66)	(.01)	(.67)	—	*	15.18	13.70
2008	14.65	.88	(1.32)	(.25)	—	*	(.69)	(.65)	— *	(.65)	—		13.31	11.52
2007	14.92	.91	(.29)	(.23)	—	*	.39	(.65)	(.01)	(.66)	—		14.65	13.74

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

68	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(c)				Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(c)(d)
Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(e)	Net Investment Income (Loss)		Expenses	(e)	Net Investment Income (Loss)		Portfolio Turnover Rate

7.17%	4.36%	$123,748	1.69	%***	5.18	%***	1.62	%***	5.26	%***	11%
1.77	4.98	121,775	1.77		5.43		1.66		5.55		12
10.62	6.88	122,238	1.86		5.19		1.67		5.37		2
36.41	19.41	120,406	2.13		5.42		1.87		5.68		3
(18.10)	(6.24)	106,583	1.65		5.81		1.68		5.78		9
(.21)	2.36	119,131	1.38		5.83		1.40		5.81		19

6.53	3.50	53,277	2.84	***	4.39	***	N/A		N/A		5
(.81)	2.91	52,694	2.91		4.44		2.89		4.47		6
13.97	6.70 **	53,866	1.95		5.01		1.81		5.15		4
25.65	19.67	53,223	1.40		5.77		1.13		6.04		4
(11.94)	(4.91)	46,769	1.41		5.68		1.44		5.65		8
2.24	2.69	51,479	1.40		5.65		1.42		5.63		17

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS, MTP Shares, and/or VRDP Shares, where applicable.

(d)
After expense reimbursement from the Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable. As of November 30, 2010 and March 31, 2012, the Adviser is no longer reimbursing New York AMT-Free Income (NRK) and New York Dividend Advantage (NKO), respectively, for any fees or expenses.

(e)
The expense ratios reflect, among other things, all interest expense and other costs related to MTP Shares, VRDP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, each as described in Footnote 1 – General Information and Significant Accounting Policies, MuniFund Term Preferred Shares, Variable Rate Demand Preferred Shares and Inverse Floating Rate Securities, respectively as follows:

New York Dividend Advantage (NKO)
Year Ended 9/30:
2012(f)	.63	%***
2011	.72
2010	.77
2009	1.01
2008	.40
2007	.18

New York AMT-Free Income (NRK)
Year Ended 9/30:
2012(f)	1.62	***
2011	1.66
2010	.77
2009	.09
2008	.15
2007	.15

(f)	For the six months ended March 31, 2012.
*	Rounds to less than $.01 per share.
**
During the fiscal year ended September 30, 2010, New York AMT-Free Income (NRK) received payments from the Adviser of $35,020 to offset losses realized on the disposal of investments purchased in violation of the Fund’s investment restrictions. This reimbursement did not have an impact on the Fund’s Total Return on Common Share Net Asset Value.

N/A	Fund no longer has a contractual reimbursement agreement with the Adviser.

See accompanying notes to financial statements.

Nuveen Investments	69

Financial
Highlights (Unaudited) (continued)

	ARPS at the End of Period			VRDP Shares at the End of Period
	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share
New York Investment Quality (NQN)
Year Ended 9/30:
2012(a)	$—	$—	$—	$112,300	$100,000	$343,199
2011	—	—	—	112,300	100,000	339,353
2010	—	—	—	112,300	100,000	342,233
2009	111,500	25,000	84,231	—	—	—
2008	114,925	25,000	75,664	—	—	—
2007	144,000	25,000	70,178	—	—	—

New York Select Quality (NVN)
Year Ended 9/30:
2012(a)	—	—	—	164,800	100,000	323,355
2011	—	—	—	164,800	100,000	318,648
2010	—	—	—	164,800	100,000	322,207
2009	163,900	25,000	79,376	—	—	—
2008	163,900	25,000	72,427	—	—	—
2007	193,000	25,000	70,258	—	—	—

(a)	For the six months ended March 31, 2012.

70	Nuveen Investments

	ARPS at the End of Period			VMTP Shares at the End of Period			VRDP Shares at the End of Period			ARPS and VMTP Shares at the End of Period
	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Asset Coverage Per $1 Liquidation Preference
New York Quality Income (NUN)
Year Ended 9/30:
2012(a)	$—	$—	$—	$—	$—	$—	$161,700	$100,000	$328,703	$—
2011	—	—	—	—	—	—	161,700	100,000	324,384	—
2010	160,775	25,000	82,301	—	—	—	—	—	—	—
2009	160,775	25,000	80,952	—	—	—	—	—	—	—
2008	165,375	25,000	72,696	—	—	—	—	—	—	—
2007	197,000	25,000	69,868	—	—	—	—	—	—	—

New York Premium Income (NNF)
Year Ended 9/30:
2012(a)	—	—	—	50,700	100,000	359,266	—	—	—	—
2011	24,800	25,000	67,821	50,700	100,000	271,283	—	—	—	2.71
2010	50,350	25,000	89,390	—	—	—	—	—	—	—
2009	50,350	25,000	87,691	—	—	—	—	—	—	—
2008	52,000	25,000	78,619	—	—	—	—	—	—	—
2007	65,000	25,000	72,675	—	—	—	—	—	—	—

(a)	For the six months ended March 31, 2012.

See accompanying notes to financial statements.

Nuveen Investments	71

Financial
Highlights (Unaudited) (continued)

	ARPS at the End of Period			MTP Shares at the End of Period (b)			VRDP Shares at the End of Period
	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share
New York Dividend Advantage (NKO)
Year Ended 9/30:
2012(a)	$—	$—	$—	$—	$—	$—	$50,000	$100,000	$347,497
2011	—	—	—	—	—	—	50,000	100,000	343,550
2010	—	—	—	—	—	—	50,000	100,000	344,477
2009	—	—	—	—	—	—	50,000	100,000	340,811
2008	—	—	—	—	—	—	50,000	100,000	313,166
2007	61,000	25,000	73,824	—	—	—	—	—	—

New York AMT-Free Income (NRK)
Year Ended 9/30:
2012(a)	—	—	—	27,680	10.00	29.25	—	—	—
2011	—	—	—	27,680	10.00	29.04	—	—	—
2010	—	—	—	27,680	10.00	29.46	—	—	—
2009	27,000	25,000	74,281	—	—	—	—	—	—
2008	27,000	25,000	68,304	—	—	—	—	—	—
2007	27,000	25,000	72,665	—	—	—	—	—	—

(a)	For the six months ended March 31, 2012.
(b)	The Ending and Average Market Value Per Share for each Series of the Fund’s MTP Shares were as follows:

		Ending	Average
		Market Value	Market Value
	Series	Per Share	Per Share
New York AMT-Free Income (NRK)
Year Ended 9/30:
2012(a)	2015	$10.09	$10.10
2011	2015	10.10	10.06
2010	2015	10.33	10.09	^
2009	—	—	—
2008	—	—	—
2007	—	—	—

^	For the period April 14, 2010 (first issuance date of shares) through September 30, 2010.

See accompanying notes to financial statements.

72	Nuveen Investments

Notes to
Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

General Information
The funds covered in this report and their corresponding Common share stock exchange symbols are Nuveen New York Investment Quality Municipal Fund, Inc. (NQN), Nuveen New York Select Quality Municipal Fund, Inc. (NVN), Nuveen New York Quality Income Municipal Fund, Inc. (NUN), Nuveen New York Premium Income Municipal Fund, Inc. (NNF), Nuveen New York Dividend Advantage Municipal Income Fund (NKO) and Nuveen New York AMT-Free Municipal Income Fund (NRK) (each a “Fund” and collectively, the “Funds”). Common shares of New York Investment Quality (NQN), New York Select Quality (NVN), New York Quality Income (NUN) and New York Premium Income (NNF) are traded on the New York Stock Exchange (“NYSE”) while Common shares of New York Dividend Advantage (NKO) and New York AMT-Free Income (NRK) are traded on the NYSE Amex. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end registered investment companies.

Each Fund seeks to provide current income exempt from both regular federal and New York state income taxes, and in the case of New York AMT-Free Income (NRK) the alternative minimum tax applicable to individuals, by investing primarily in a portfolio of municipal obligations issued by state and local government authorities within the state of New York or certain U.S. territories.

Policy Changes
On October 28, 2011, the Funds’ Board of Directors/Trustees approved changes to each Fund’s investment policy regarding its investment in insured municipal securities. These changes were designed to provide Nuveen Fund Advisors, Inc. (the “Adviser”), a wholly-owned subsidiary of Nuveen Investments Inc. (“Nuveen”), with more flexibility regarding the types of securities available for investment by each Fund.

On January 2, 2012, each Fund eliminated the investment policy requiring it, under normal circumstances, to invest at least 80% of its managed assets (as defined in Footnote 7 – Management Fees and Other Transactions with Affiliates) in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. Since 2007, most municipal bond insurers have had their credit ratings downgraded and only one insurer is currently insuring new municipal bonds. As a result, the supply of insured municipal securities has decreased dramatically and the long-term viability of the municipal bond insurance market is uncertain. The Funds did not changing their investment objective and continue to invest substantially all of their assets in a portfolio of investment grade quality municipal securities.

Concurrent with the investment policy changes, certain Funds changed their names as follows:

•	Nuveen Insured New York Premium Income Fund (NNF) changed to Nuveen New York Premium Income Municipal Fund, Inc. (NNF),
•	Nuveen Insured New York Dividend Advantage Fund (NKO) changed to Nuveen New York Dividend Advantage Municipal Income Fund (NKO) and
•	Nuveen Insured New York Tax-Free Advantage Fund (NRK) changed to Nuveen New York AMT-Free Municipal Income Fund (NRK).

In addition, each Fund changed its non-fundamental investment policy requiring each Fund to invest in municipal securities rated at least investment grade at the time of investment. Each Fund adopted a new policy to, under normal circumstances, invest at least 80% of its managed assets in investment grade securities that, at the time of investment, are rated within the four highest grades (Baa or BBB or better) by at least one nationally recognized statistical ratings organization (“NRSRO”) or are unrated but judged to be of comparable quality by the Fund’s investment adviser. Under the new policy, each Fund may invest up to 20% of its managed assets in municipal securities that at the time of investment are rated below investment grade or are unrated but judged to be of comparable quality by the Fund’s investment adviser. No more than 10% of each Fund’s managed assets may be invested in municipal securities rated below B3/B- or that are unrated but judged to be of comparable quality by the Fund’s investment adviser.

Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Nuveen Investments	73

Notes to
Financial Statements (Unaudited) (continued)

Investment Valuation
Prices of municipal bonds are provided by a pricing service approved by the Funds’ Board of Directors/Trustees. These securities are generally classified as Level 2 for fair value measurement purposes. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer, or market activity, provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Funds’ Board of Directors/Trustees or its designee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s net asset value (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Funds’ Board of Directors/Trustees or its designee.

Refer to Footnote 2 – Fair Value Measurements for further details on the leveling of securities held by the Funds as of the end of the reporting period.

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At March 31, 2012, there were no such outstanding purchase commitments in any of the Funds.

Investment Income
Investment income, which reflects the amortization of premiums and includes accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also reflects paydown gains and losses, if any.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies (“RICs”). Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and New York state income taxes, and in the case of New York AMT-Free Income (NRK) the alternative minimum tax applicable to individuals, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Common Shareholders
Dividends from net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

74	Nuveen Investments

Distributions to Common shareholders of net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Auction Rate Preferred Shares
Each Fund is authorized to issue Auction Rate Preferred Shares (“ARPS”). As of March 31, 2012, the Funds redeemed all of their outstanding ARPS, at liquidation value.

MuniFund Term Preferred Shares
New York AMT-Free Income (NRK) has issued and outstanding $27,680,000, of 2.55%, Series 2015 MuniFund Term Preferred (“MTP”) Shares, with a $10.00 stated (“par”) value per share. Proceeds from the issuance of MTP Shares, net of offering expenses, were used to redeem all of the Fund’s outstanding ARPS. The MTP Shares trade on the NYSE under the ticker symbol “NRK Pr C.”

The Fund is obligated to redeem its MTP Shares on May 1, 2015, unless earlier redeemed or repurchased by the Fund. MTP Shares are subject to optional and mandatory redemption in certain circumstances. The MTP Shares are subject to redemption at the option of the Fund beginning May 1, 2011, subject to payment of a premium until April 30, 2012, and at par thereafter. The MTP Shares also will be subject to redemption, at the option of the Fund, at par in the event of certain changes in the credit rating of the MTP Shares. The Fund may be obligated to redeem certain of the MTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share would be equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends.

During the six months ended March 31, 2012, New York AMT-Free Income (NRK) had all $27,680,000 of its MTP Shares outstanding. Dividends on MTP Shares, which are recognized as interest expense for financial reporting purposes, are paid monthly at a fixed annual rate of 2.55%, subject to adjustment in certain circumstances.

For financial reporting purposes only, the liquidation value of MTP Shares is recorded as a liability on the Statement of Assets and Liabilities. Unpaid dividends on MTP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Dividends paid on MTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Nuveen has agreed that net amounts earned by Nuveen as underwriter of the Fund’s MTP Share offering would be credited to the Fund, and would be recorded as reductions of offering costs recognized by the Fund. During the six months ended March 31, 2012, Nuveen earned no net underwriting amounts on the Fund’s MTP Shares.

Variable Rate MuniFund Term Preferred Shares
New York Premium Income (NNF) has issued and outstanding $50,700,000 Series 2014 Variable Rate MuniFund Term Preferred (“VMTP”) Shares, with a $100,000 liquidation value per share. New York Premium Income (NNF) issued its VMTP Shares in a privately negotiated offering in September 2011. Proceeds from the issuance of VMTP Shares, net of offering expenses, were used to redeem a portion of the Fund’s outstanding ARPS. The Fund’s VMTP Shares were offered to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

The Fund is obligated to redeem its VMTP Shares on October 1, 2014, unless earlier redeemed or repurchased by the Fund. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The VMTP Shares are subject to redemption at the option of the Fund until October 1, 2012, subject to payment of a premium until September 30, 2012, and at par thereafter. The Fund may be obligated to redeem certain of the VMTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends.

The average liquidation value outstanding and annualized dividend rate of VMTP Shares for the Fund during the six months ended March 31, 2012 were $50,700,000 and 1.18%, respectively.

Dividends on the VMTP Shares (which are treated as interest payments for financial reporting purposes) are set weekly.

For financial reporting purposes only, the liquidation value of VMTP Shares is recorded as a liability on the Statement of Assets and Liabilities. Unpaid dividends on VMTP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Variable Rate Demand Preferred Shares
The following Funds have issued and outstanding Variable Rate Demand Preferred (“VRDP”) Shares, with a $100,000 liquidation value per share. New York Investment Quality (NQN), New York Select Quality (NVN), New York Quality Income (NUN) and New York Dividend Advantage (NKO) issued their VRDP Shares in a privately negotiated offering during August 2010, August 2010, December 2010 and August 2008, respectively. Concurrent with renewing agreements with the liquidity provider for its VRDP Shares in June 2010, New York Dividend Advantage (NKO) exchanged all of its 500 Series 1 VRDP Shares for 500 Series 2 VRDP Shares. The principal difference in terms between Series 1 and Series 2 VRDP Shares is the requirement

Nuveen Investments	75

Notes to
Financial Statements (Unaudited) (continued)

that the Fund redeem VRDP Shares owned by the liquidity provider if the VRDP Shares have been owned by the liquidity provider through six months of continuous, unsuccessful remarketing. Proceeds of each Fund’s offering were used to redeem all, or a portion of, each Fund’s outstanding ARPS. The VRDP Shares were offered to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933. As of March 31, 2012, the number of VRDP Shares outstanding and maturity date for each Fund are as follows:

	New York		New York		New York		New York
	Investment		Select		Quality		Dividend
	Quality		Quality		Income		Advantage
	(NQN	)	(NVN	)	(NUN	)	(NKO	)
Series	1		1		1		2
Shares outstanding	1,123		1,648		1,617		500
Maturity	August 1, 2040		August 1, 2040		December 1, 2040		June 1, 2040

VRDP Shares include a liquidity feature that allows VRDP shareholders to have their shares purchased by a liquidity provider with whom each Fund has contracted in the event that purchase orders for VRDP Shares in a remarketing are not sufficient in number to be matched with the sale orders in that remarketing. Each Fund is required to redeem any VRDP Shares that are still owned by the liquidity provider after six months of continuous, unsuccessful remarketing.

Dividends on the VRDP Shares (which are treated as interest payments for financial reporting purposes) are set weekly at a rate established by a remarketing agent; therefore, the market value of the VRDP Shares is expected to approximate its liquidation value. If remarketings for VRDP Shares are continuously unsuccessful for six months, the maximum rate is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the VRDP Shares.

Subject to certain conditions, VRDP Shares may be redeemed, in whole or in part, at any time at the option of each Fund. Each Fund may also redeem certain of the VRDP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends.

The average liquidation value outstanding and annualized dividend rate of VRDP Shares for each Fund during the six months ended March 31, 2012, were as follows:

	New York		New York		New York		New York
	Investment		Select		Quality		Dividend
	Quality		Quality		Income		Advantage
	(NQN	)	(NVN	)	(NUN	)	(NKO	)
Average liquidation value outstanding	112,300,000		164,800,000		161,700,000		50,000,000
Annualized dividend rate	0.25%		0.25%		0.25%		0.25%

For financial reporting purposes only, the liquidation value of VRDP Shares is recognized as a liability on the Statement of Assets and Liabilities. Unpaid dividends on VRDP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Dividends paid on the VRDP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. In addition to interest expense, each Fund also pays a per annum liquidity fee to the liquidity provider as well as a remarketing fee, which are recognized as a component of Fees on VRDP Shares” on the Statement of Operations.

Insurance
Since 2007, the financial status of most major municipal bond insurers has deteriorated substantially, and some insurers have gone out of business, rendering worthless the insurance policies they had written. Under normal circumstances, and during the period October 1, 2011 through January 2, 2012, each Fund invested at least 80% of its managed assets (as defined in Footnote 7 – Management Fees and Other Transactions with Affiliates) in municipal securities that were covered by insurance guaranteeing the timely payment of principal and interest. In addition, during the period October 1, 2011 through January 2, 2012, each Fund invested in municipal securities that, at the time of investment, was rated investment grade (including (i) bonds insured by investment grade rated insurers or are rated investment grade; (ii) unrated bonds that are judged to be investment grade by the Adviser; and (iii) escrowed bonds). Ratings below BBB by one or more national rating agencies are considered to be below investment grade.

Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond’s par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an “inverse floater”) that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond’s downside

76	Nuveen Investments

investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an “externally-deposited inverse floater”), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a “self-deposited inverse floater”). The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as “(IF) – Inverse floating rate investment.” An investment in a self-deposited inverse floater is accounted for as a financing transaction. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund accounting for the short-term floating rate certificates issued by the trust as “Floating rate obligations” on the Statement of Assets and Liabilities. In addition, the Fund reflects in “Investment Income” the entire earnings of the underlying bond and recognizes the related interest paid to the holders of the short-term floating rate certificates as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

During the six months ended March 31, 2012, each Fund invested in externally-deposited inverse floaters and/or self-deposited inverse floaters.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse trust” or “credit recovery swap”) (such agreements referred to herein as “Recourse Trusts”) with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates issued by the trust plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on inverse floaters may increase beyond the value of a Fund’s inverse floater investments as a Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

At March 31, 2012, each Fund’s maximum exposure to externally-deposited Recourse Trusts, was as follows:

	New York		New York		New York		New York		New York		New York
	Investment		Select		Quality		Premium		Dividend		AMT-Free
	Quality		Quality		Income		Income		Advantage		Income
	(NQN	)	(NVN	)	(NUN	)	(NNF	)	(NKO	)	(NRK	)
Maximum exposure to Recourse Trusts	$7,790,000		$9,585,000		$9,700,000		$3,420,000		$610,000		$560,000

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended March 31, 2012, were as follows:

	New York		New York		New York		New York		New York		New York
	Investment		Select		Quality		Premium		Dividend		AMT-Free
	Quality		Quality		Income		Income		Advantage		Income
	(NQN	)	(NVN	)	(NUN	)	(NNF	)	(NKO	)	(NRK	)
Average floating rate obligations outstanding	$37,145,000		$33,510,000		$40,245,000		$16,600,000		$11,620,000		$2,390,000
Average annual interest rate and fees	0.55%		0.51%		0.55%		0.55%		0.52%		0.46%

Derivative Financial Instruments
Each Fund is authorized to invest in certain derivative instruments, including foreign currency forwards, futures, options and swap contracts. Although the Funds are authorized to invest in such derivative instruments, and may do so in the future, they did not make any such investments during the six months ended March 31, 2012.

Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities. Futures contracts, when applicable, expose a Fund to minimal counterparty credit risk as they are exchange traded and the exchange’s clearinghouse, which is counterparty to all exchange traded futures, guarantees the futures contracts against default.

Nuveen Investments	77

Notes to
Financial Statements (Unaudited) (continued)

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.

Zero Coupon Securities
Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Offering Costs
Costs incurred by New York AMT-Free Income (NRK) in connection with its offering of MTP Shares ($670,200) were recorded as a deferred charge, which are being amortized over the life of the shares. Costs incurred by New York Premium Income (NNF) in connection with its offering of VMTP Shares ($320,000) were recorded as a deferred charge, which are being amortized over the life of the shares. Costs incurred by New York Investment Quality (NQN), New York Select Quality (NVN), New York Quality Income (NUN) and New York Dividend Advantage (NKO) in connection with their offerings of VRDP Shares ($700,750, $852,000, $845,000 and $675,000, respectively) were recorded as deferred charges which are being amortized over the life of the shares. Each Fund’s amortized deferred charges are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications
Under the Funds’ organizational documents, their officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. Fair Value Measurements
Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

78	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of March 31, 2012:

New York Investment Quality (NQN)	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Municipal Bonds	$—	$409,147,668	$—	$409,147,668

New York Select Quality (NVN)	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Municipal Bonds	$—	$543,240,492	$—	$543,240,492

New York Quality Income (NUN)	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Municipal Bonds	$—	$554,958,437	$—	$554,958,437

New York Premium Income (NNF)	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Municipal Bonds	$—	$196,332,902	$—	$196,332,902

New York Dividend Advantage (NKO)	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Municipal Bonds	$—	$178,187,750	$—	$178,187,750

New York AMT-Free Income (NRK)	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Municipal Bonds	$—	$82,234,617	$—	$82,234,617

During the six months ended March 31, 2012, the Funds recognized no significant transfers to or from Level 1, Level 2 or Level 3.

3. Derivative Instruments and Hedging Activities
The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. The Funds did not invest in derivative instruments during the six months ended March 31, 2012.

4. Fund Shares

Common Shares
Transactions in Common shares were as follows:

	New York		New York		New York
	Investment Quality (NQN)		Select Quality (NVN)		Quality Income (NUN)
	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	3/31/12	9/30/11	3/31/12	9/30/11	3/31/12	9/30/11
Common shares issued to shareholders due to reinvestment of distributions	24,920	—	31,813	—	29,997	—

	New York		New York		New York
	Premium Income (NNF)		Dividend Advantage (NKO)		AMT-Free Income (NRK)
	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	3/31/12	9/30/11	3/31/12	9/30/11	3/31/12	9/30/11
Common shares issued to shareholders due to reinvestment of distributions	6,875	—	—	—	—	—

Nuveen Investments	79

Notes to
Financial Statements (Unaudited) (continued)

Preferred Shares
New York Investment Quality (NQN), New York Select Quality (NVN) and New York AMT-Free Income (NRK) redeemed all of their outstanding ARPS during the fiscal year ended September 30, 2010. New York Dividend Advantage (NKO) redeemed all of its outstanding ARPS during the fiscal year ended September 30, 2008.

Transactions in ARPS were as follows:

	New York Quality Income (NUN)				New York Premium Income (NNF)
	Six Months Ended 3/31/12		Year Ended 9/30/11		Six Months Ended 3/31/12		Year Ended 9/30/11
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
ARPS redeemed and/or noticed for redemption:
Series M	N/A	N/A	1,794	$44,850,000	N/A	N/A	1,022	$25,500,000
Series T	N/A	N/A	—	—	N/A	N/A	992	24,800,000
Series W	N/A	N/A	1,796	44,900,000	N/A	N/A	—	—
Series TH	N/A	N/A	1,959	48,975,000	N/A	N/A	—	—
Series F	N/A	N/A	882	22,050,000	N/A	N/A	—	—
Total	N/A	N/A	6,431	$160,775,000	N/A	N/A	2,014	$50,350,000

N/A - As of September 30, 2011, the Fund redeemed all of its outstanding ARPS at liquidation value.

Transaction in VMTP Shares were as follows:

	New York Premium Income (NNF)
	Six Months Ended 3/31/12		Year Ended 9/30/11
	Shares	Amount	Shares	Amount
VMTP Shares issued:
Series 2014	—	$—	507	$50,700,000

Transactions in VRDP Shares were as follows:

	New York Quality Income (NUN)
	Six Months Ended 3/31/12		Year Ended 9/30/11
	Shares	Amount	Shares	Amount
VRDP Shares issued:
Series 1	—	$—	1,671	$161,700,000

5. Investment Transactions
Purchases and sales (including maturities but excluding short-term investments and derivative transactions, where applicable) during the six months ended March 31, 2012, were as follows:

	New York		New York		New York		New York		New York		New York
	Investment		Select		Quality		Premium		Dividend		AMT-Free
	Quality		Quality		Income		Income		Advantage		Income
	(NQN	)	(NVN	)	(NUN	)	(NNF	)	(NKO	)	(NRK	)
Purchases	$26,875,837		$26,070,587		$49,166,024		$11,992,406		$19,969,267		$6,039,991
Sales and maturities	31,185,602		34,648,346		59,409,112		11,620,621		21,276,815		4,041,181

6. Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

80	Nuveen Investments

At March 31, 2012, the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

	New York		New York		New York		New York		New York		New York
	Investment		Select		Quality		Premium		Dividend		AMT-Free
	Quality		Quality		Income		Income		Advantage		Income
	(NQN	)	(NVN	)	(NUN	)	(NNF	)	(NKO	)	(NRK	)
Cost of investments	$349,504,676		$472,281,150		$481,681,009		$168,204,576		$156,924,793		$75,960,633
Gross unrealized:
Appreciation	$26,047,818		$42,130,918		$38,350,636		$13,146,534		$10,976,834		$4,473,391
Depreciation	(3,550,002)		(4,713,682)		(5,294,596)		(1,618,531)		(1,322,476)		(594,872)
Net unrealized appreciation (depreciation) of investments	$22,497,816		$37,417,236		$33,056,040		$11,528,003		$9,654,358		$3,878,519

Permanent differences, primarily due to federal taxes paid, taxable market discount and distribution character reclassifications, resulted in reclassifications among the Funds’ components of Common share net assets at September 30, 2011, the Funds’ last tax year end, as follows:

	New York	New York	New York	New York		New York		New York
	Investment	Select	Quality	Premium		Dividend		AMT-Free
	Quality	Quality	Income	Income		Advantage		Income
	(NQN )	(NVN )	(NUN )	(NNF	)	(NKO	)	(NRK )
Paid-in-surplus	$(13,231)	$(14,783)	$(23,022)	$(6,571)		$(22,209)		$(130,195)
Undistributed (Over-distribution of) net investment income	(2,461)	(44,783)	(12,890)	6,410		20,571		131,210
Accumulated net realized gain (loss)	15,692	59,566	35,912	161		1,638		(1,015)

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at September 30, 2011, the Funds’ last tax year end, were as follows:

	New York		New York		New York		New York		New York		New York
	Investment		Select		Quality		Premium		Dividend		AMT-Free
	Quality		Quality		Income		Income		Advantage		Income
	(NQN	)	(NVN	)	(NUN	)	(NNF	)	(NKO	)	(NRK	)
Undistributed net tax-exempt income *	$4,507,282		$6,383,734		$6,759,861		$2,854,581		$1,867,826		$422,055
Undistributed net ordinary income **	149,777		—		241		—		—		—
Undistributed net long-term capital gains	844,405		688,857		477,137		49,830		43,085		47,456

*	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on September 1, 2011, paid on October 3, 2011.
**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended September 30, 2011, was designated for purposes of the dividends paid deduction as follows:

	New York		New York		New York		New York		New York		New York
	Investment		Select		Quality		Premium		Dividend		AMT-Free
	Quality		Quality		Income		Income		Advantage		Income
	(NQN	)	(NVN	)	(NUN	)	(NNF	)	(NKO	)	(NRK	)
Distributions from net tax-exempt income	$14,580,265		$20,229,362		$20,397,351		$6,553,402		$6,323,243		$3,293,681
Distributions from net ordinary income**	—		—		—		—		—		—
Distributions from net long-term capital gains	888,164		677,393		104,510		—		—		—

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

During the Funds’ last tax year ended September 30, 2011, the following Funds utilized capital loss carryforwards as follows:

	New York		New York
	Premium		Dividend
	Income		Advantage
	(NNF	)	(NKO	)
Utilized capital loss carryforwards	$10,016		$4,774

Nuveen Investments	81

Notes to
Financial Statements (Unaudited) (continued)

7. Management Fees and Other Transactions with Affiliates
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee for each Fund, payable monthly, is calculated according to the following schedule:

New York Investment Quality (NQN)
New York Select Quality (NVN)
New York Quality Income (NUN)
New York Premium Income (NNF)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For the next $3 billion	.3875
For managed assets over $5 billion	.3750

New York Dividend Advantage (NKO)
New York AMT-Free Income (NRK)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For managed assets over $2 billion	.3750

The annual complex-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Complex-Level Managed Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

*
For the fund-level and complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen Funds that constitute “eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen Funds or assets in excess of $2 billion added to the Nuveen Fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. As of March 31, 2012, the complex-level fee rate for these Funds was .1735%.

82	Nuveen Investments

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser is responsible for each Fund’s overall investment strategy and asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a wholly-owned subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

The Funds pay no compensation directly to those of its directors/trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent directors/trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

For the first ten years of New York Dividend Advantage’s (NKO) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily managed assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending		Year Ending
March 31,		March 31,

2002*	.30%	2008	.25%
2003	.30	2009	.20
2004	.30	2010	.15
2005	.30	2011	.10
2006	.30	2012	.05
2007	.30

* From the commencement of operations.

The Adviser has not agreed to reimburse New York Dividend Advantage (NKO) for any portion of its fees and expenses beyond March 31, 2012.

For the first eight years of New York AMT-Free Income’s (NRK) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily managed assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending		Year Ending
November 30,		November 30,

2002*	.32%	2007	.32%
2003	.32	2008	.24
2004	.32	2009	.16
2005	.32	2010	.08
2006	.32

* From the commencement of operations.

The Adviser has not agreed to reimburse New York AMT-Free Income (NRK) for any portion of its fees and expenses beyond November 30, 2010.

8. New Accounting Pronouncements

Fair Value Measurements and Disclosures
On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 (“ASU No. 2011-04”) modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2 and the reasons for the transfers and ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have to the financial statement amounts and footnote disclosures, if any.

Nuveen Investments	83

Reinvest Automatically,
Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Automatic Reinvestment Plan

Your Nuveen Closed-End Fund allows you to conveniently reinvest distributions in additional Fund shares.

By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding. Just like distributions in cash, there may be times when income or capital gains taxes may be payable on distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient

To make recordkeeping easy and convenient, each month you’ll receive a statement showing your total distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund’s shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares’ net asset value or 95% of the shares’ market value on the last business day immediately prior to the purchase date. Distributions received to purchase shares in the open market will normally be invested shortly after the distribution payment date. No interest will be paid on distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may

84	Nuveen Investments

exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexible

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting distributions

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Nuveen Investments	85

Glossary of Terms
Used in this Report

■
Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have “failed,” with current holders receiving a formula-based interest rate until the next scheduled auction.

■
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

■
Average Effective Maturity: The market-value-weighted average of the effective maturity dates of the individual securities including cash. In the case of a bond that has been advance-refunded to a call date, the effective maturity is the date on which the bond is scheduled to be redeemed using the proceeds of an escrow account. In most other cases the effective maturity is the stated maturity date of the security.

■
Effective Leverage: Effective leverage is a Fund’s effective economic leverage, and includes both regulatory leverage (see below) and the leverage effects of certain derivative investments in the Fund’s portfolio. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.

■
Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

86	Nuveen Investments

■	Leverage: Using borrowed money to invest in securities or other assets, seeking to increase the return of an investment or portfolio.

■
Leverage-Adjusted Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond Fund’s value to changes when market interest rates change. Generally, the longer a bond’s or Fund’s duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund’s portfolio of bonds.

■
Lipper New York Municipal Debt Funds Classification Average: Calculated using the returns of all closed-end funds in this category for each period as follows: 6-month, 29 funds; 1-year, 29 funds; 5-year, 28 funds; and 10-year, 20 funds. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges. The Lipper average is not available for direct investment.

■
Lipper Single-State Insured Municipal Debt Funds Classification Average: Calculated using the returns of all closed-end funds in this category for each period as follows: 6-month, 7 funds; 1-year, 7 funds; 5-year, 7 funds; and 10-year, 5 funds. The Lipper Single-State Insured Municipal Debt Funds Classification Average represents the overall average of returns for funds from eight different states and a wide variety of municipal market conditions. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges. The Lipper average is not available for direct investment.

■	Market Yield (also known as Dividend Yield or Current Yield): An investment’s current annualized dividend divided by its current market price.

■	Net Asset Value (NAV): The net market value of all securities held in a portfolio.

■
Net Asset Value (NAV) Per Share: The market value of one share of a mutual fund or closed-end fund. For a Fund, the NAV is calculated daily by taking the Fund’s total assets (securities, cash, and accrued earnings), subtracting the Fund’s liabilities, and dividing by the number of shares outstanding.

■
Pre-Refunding: Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.

■
Regulatory Leverage: Regulatory Leverage consists of preferred shares issued by or borrowings of a Fund. Both of these are part of a Fund’s capital structure. Regulatory leverage is sometimes referred to as “‘40 Act Leverage” and is subject to asset coverage limits set in the Investment Company Act of 1940.

Nuveen Investments	87

Glossary of Terms
Used in this Report (continued)

■
Standard & Poor’s (S&P) Insured National Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, insured U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees. It is not possible to invest directly in an index.

■
Standard & Poor’s (S&P) National Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees. It is not possible to invest directly in an index.

■
Standard & Poor’s (S&P) New York Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment grade New York municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees. It is not possible to invest directly in an index.

■	Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

■
Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

88	Nuveen Investments

Notes

Nuveen Investments	89

Notes

90	Nuveen Investments

Additional Fund Information

Board of
Directors/Trustees
John P. Amboian
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Judith M. Stockdale
Carole E. Stone
Virginia L. Stringer
Terence J. Toth

Fund Manager
Nuveen Fund Advisors, Inc.
333 West Wacker Drive
Chicago, IL 60606

Custodian
State Street Bank
& Trust Company
Boston, MA

Transfer Agent and
Shareholder Services
State Street Bank
& Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Legal Counsel
Chapman and Cutler LLP
Chicago, IL

Independent Registered
Public Accounting Firm
Ernst & Young LLP
Chicago, IL

Quarterly Portfolio of Investments and Proxy Voting Information

You may obtain (i) each Fund’s quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public References Section at 100 F Street NE, Washington, D.C. 20549.

CEO Certification Disclosure

Each Fund’s Chief Executive Officer has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Information

Each Fund intends to repurchase shares of its own common stock in the future at such times and in such amounts as is deemed advisable. During the period covered by this report, the Funds repurchased shares of their common stock as shown in the accompanying table.

Common Shares
Fund	Repurchased
NQN	–
NVN	–
NUN	–
NNF	–
NKO	–
NRK	–

Any future repurchases and/or redemptions will be reported to shareholders in the next annual or semi-annual report.

Nuveen Investments	91

Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.
Nuveen Investments provides high-quality investment services designed to help secure the long-term goals of institutional and individual investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets a wide range of specialized investment solutions which provide investors access to capabilities of its high-quality boutique investment affiliates - Nuveen Asset Management, Symphony Asset Management, NWQ Investment Management Company, Santa Barbara Asset Management, Tradewinds Global Investors, Winslow Capital Management and Gresham Investment Management. In total, Nuveen Investments managed approximately $227 billion as of March 31, 2012.

Find out how we can help you.
To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/cef

Distributed by
Nuveen Securities, LLC
333 West Wacker Drive
Chicago, IL 60606
www.nuveen.com

ESA-B-0312D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors or Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the  report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen New York Investment Quality Municipal Fund, Inc.

By (Signature and Title) /s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: June 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer
(principal executive officer)

Date: June 7, 2012

By (Signature and Title) /s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
 (principal financial officer)

Date: June 7, 2012